UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II (Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
June 30, 2022
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-SEM

MFS® Corporate Bond Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Corporate Bond Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Corporate Bond Portfolio
Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	76.9%
High Yield Corporates	10.7%
U.S. Treasury Securities	4.1%
Emerging Markets Bonds	3.6%
Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.9%
Collateralized Debt Obligations	0.6%
Non-U.S. Government Bonds	0.4%
Asset-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	2.7%
AA	4.9%
A	23.8%
BBB	51.6%
BB	8.8%
B	2.8%
CCC	0.1%
C (o)	0.0%
U.S. Government	2.8%
Not Rated	1.3%
Cash & Cash Equivalents	2.5%
Other	(1.3)%
Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	11.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Corporate Bond Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.63%	$1,000.00	$847.44	$2.89
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
Service Class	Actual	0.88%	$1,000.00	$846.09	$4.03
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Corporate Bond Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.5%
Aerospace & Defense – 2.1%
Boeing Co., 5.15%, 5/01/2030	$1,171,000	$ 1,124,017
Boeing Co., 3.75%, 2/01/2050	342,000	241,327
Boeing Co., 5.805%, 5/01/2050	468,000	429,845
Raytheon Technologies Corp., 1.9%, 9/01/2031	293,000	240,077
Raytheon Technologies Corp., 2.375%, 3/15/2032	434,000	367,271
Raytheon Technologies Corp., 3.03%, 3/15/2052	434,000	323,179
TransDigm, Inc., 6.25%, 3/15/2026 (n)	448,000	431,760
TransDigm, Inc., 4.625%, 1/15/2029	291,000	234,261
		$3,391,737
Apparel Manufacturers – 0.7%
Tapestry, Inc., 4.125%, 7/15/2027	$95,000	$ 91,348
Tapestry, Inc., 3.05%, 3/15/2032	1,226,000	998,841
		$1,090,189
Asset-Backed & Securitized – 2.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.145%, 11/15/2054 (i)	$3,875,578	$ 251,498
ACREC 2021-FL1 Ltd., “A”, FLR, 2.762% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	656,500	643,161
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.232% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	60,568	69,024
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.385%, 7/15/2054 (i)	7,050,847	554,873
JPMorgan Chase Commercial Mortgage Securities Corp., 5.785%, 7/15/2042 (n)	88,500	72,663
KREF 2018-FT1 Ltd., “A”, FLR, 2.593% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	288,000	280,510
KREF 2018-FT1 Ltd., “AS”, FLR, 2.823% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	316,500	303,685
Lehman Brothers Commercial Conduit Mortgage Trust, 1.063%, 2/18/2030 (i)	6,899	0
PFP III 2021-8 Ltd., “A”, FLR, 2.509% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	575,000	547,902
PFP III 2021-8 Ltd., “AS”, FLR, 2.759% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	603,000	584,144
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 2.623% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	467,502	456,564
		$3,764,024
Automotive – 1.0%
Hyundai Capital America, 2%, 6/15/2028 (n)	$1,734,000	$ 1,457,874
Hyundai Capital America, 6.375%, 4/08/2030 (n)	173,000	184,291
		$1,642,165
Broadcasting – 2.1%
Discovery, Inc., 4.125%, 5/15/2029	$373,000	$ 344,071
Discovery, Inc., 5.3%, 5/15/2049	600,000	513,723
Magallanes, Inc., 4.279%, 3/15/2032 (n)	442,000	395,034
Magallanes, Inc., 5.391%, 3/15/2062 (n)	498,000	416,576
Prosus N.V., 3.832%, 2/08/2051 (n)	837,000	504,327
Walt Disney Co., 3.5%, 5/13/2040	961,000	819,238
Walt Disney Co., 3.6%, 1/13/2051	430,000	358,896
		$3,351,865
Brokerage & Asset Managers – 2.0%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$1,147,000	$ 921,795
Charles Schwab Corp., 1.95%, 12/01/2031	722,000	584,527
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,456,000	1,223,069
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	412,000	321,784
Intercontinental Exchange, Inc., 3%, 9/15/2060	413,000	278,267
		$3,329,442
4

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.6%
Vulcan Materials Co., 3.5%, 6/01/2030	$671,000	$ 608,354
Vulcan Materials Co., 4.5%, 6/15/2047	447,000	397,401
		$1,005,755
Business Services – 3.7%
Equifax, Inc., 3.1%, 5/15/2030	$502,000	$ 440,934
Equifax, Inc., 2.35%, 9/15/2031	1,037,000	829,544
Equinix, Inc., 2.625%, 11/18/2024	838,000	803,828
Equinix, Inc., 2.5%, 5/15/2031	934,000	756,833
Equinix, Inc., 3%, 7/15/2050	33,000	22,593
Fiserv, Inc., 2.25%, 6/01/2027	746,000	667,209
Fiserv, Inc., 4.4%, 7/01/2049	364,000	312,826
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	183,000	149,537
S&P Global, Inc., 4.25%, 5/01/2029 (n)	465,000	459,836
S&P Global, Inc., 3.7%, 3/01/2052 (n)	416,000	355,141
Visa, Inc., 2.05%, 4/15/2030	468,000	410,538
Visa, Inc., 3.65%, 9/15/2047	865,000	769,793
		$5,978,612
Cable TV – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$162,000	$ 162,926
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	896,000	762,909
Comcast Corp., 1.95%, 1/15/2031	371,000	308,618
Comcast Corp., 1.5%, 2/15/2031	184,000	147,879
Comcast Corp., 2.8%, 1/15/2051	545,000	385,590
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	594,000	550,947
Time Warner Cable, Inc., 4.5%, 9/15/2042	492,000	384,065
		$2,702,934
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029	$131,000	$ 126,389
RPM International, Inc., 4.25%, 1/15/2048	67,000	56,305
		$182,694
Computer Software – 0.7%
Microsoft Corp., 2.525%, 6/01/2050	$1,047,000	$ 771,143
VeriSign, Inc., 4.75%, 7/15/2027	403,000	394,315
		$1,165,458
Computer Software - Systems – 1.2%
Apple, Inc., 2.05%, 9/11/2026 (f)	$472,000	$ 444,391
Apple, Inc., 1.7%, 8/05/2031	1,259,000	1,056,769
Apple, Inc., 2.7%, 8/05/2051	727,000	542,218
		$2,043,378
Conglomerates – 2.0%
Carrier Global Corp., 2.722%, 2/15/2030	$918,000	$ 792,631
Carrier Global Corp., 3.377%, 4/05/2040	608,000	476,623
Otis Worldwide Corp., 2.565%, 2/15/2030	1,339,000	1,156,706
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	467,000	445,271
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	337,000	325,442
		$3,196,673
5

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.0%
Hasbro, Inc., 3.9%, 11/19/2029	$783,000	$ 719,003
Mattel, Inc., 3.75%, 4/01/2029 (n)	938,000	842,882
		$1,561,885
Consumer Services – 1.1%
Booking Holdings, Inc., 3.6%, 6/01/2026	$1,761,000	$ 1,736,199
Electrical Equipment – 2.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,261,000	$ 1,199,712
Ciena Corp., 4%, 1/31/2030 (n)	1,275,000	1,100,491
Commscope, Inc., 4.75%, 9/01/2029 (n)	1,156,000	932,539
		$3,232,742
Electronics – 2.0%
Broadcom, Inc., 4.3%, 11/15/2032	$682,000	$ 619,419
Broadcom, Inc., 3.187%, 11/15/2036 (n)	414,000	314,713
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	753,000	618,998
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	646,000	486,259
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,232,000	1,048,651
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	184,000	147,469
		$3,235,509
Emerging Market Quasi-Sovereign – 0.4%
Qatar Petroleum, 3.125%, 7/12/2041 (n)	$781,000	$ 611,914
Emerging Market Sovereign – 0.3%
United Mexican States, 4.28%, 8/14/2041	$576,000	$ 455,233
Energy - Independent – 0.9%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$612,000	$ 533,023
Hess Corp., 5.8%, 4/01/2047	315,000	314,153
Pioneer Natural Resources Co., 1.9%, 8/15/2030	821,000	670,527
		$1,517,703
Energy - Integrated – 2.1%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$367,000	$ 300,377
BP Capital Markets America, Inc., 3.001%, 3/17/2052	200,000	144,071
Cenovus Energy, Inc., 5.375%, 7/15/2025	551,000	567,119
Cenovus Energy, Inc., 4.4%, 4/15/2029	212,000	204,262
Cenovus Energy, Inc., 2.65%, 1/15/2032	604,000	499,510
Cenovus Energy, Inc., 3.75%, 2/15/2052	143,000	108,630
Eni S.p.A., 4.75%, 9/12/2028 (n)	761,000	759,377
Eni S.p.A., 4.25%, 5/09/2029 (n)	940,000	917,849
		$3,501,195
Entertainment – 0.3%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$751,000	$ 533,480
Financial Institutions – 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$1,410,000	$ 1,280,574
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	260,000	208,128
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	207,000	149,158
Air Lease Corp., 2.875%, 1/15/2032	1,386,000	1,081,865
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	578,061
6

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	$841,000	$ 685,880
		$3,983,666
Food & Beverages – 3.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$177,000	$ 162,333
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	566,000	578,067
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	397,341
Aramark Services, Inc., 5%, 2/01/2028 (n)	539,000	488,447
Constellation Brands, Inc., 2.25%, 8/01/2031	761,000	617,168
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	193,300
Diageo Capital PLC, 2.375%, 10/24/2029	564,000	500,705
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	114,000	114,684
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	308,000	291,460
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	308,000	252,680
Kraft Heinz Foods Co., 4.875%, 10/01/2049	464,000	409,829
Kraft Heinz Foods Co., 5.5%, 6/01/2050	448,000	430,042
Lamb Weston Holdings, Inc., 4.375%, 1/31/2032 (n)	972,000	845,640
SYSCO Corp., 2.4%, 2/15/2030	148,000	126,215
SYSCO Corp., 2.45%, 12/14/2031	284,000	235,808
SYSCO Corp., 4.45%, 3/15/2048	320,000	280,902
		$5,924,621
Gaming & Lodging – 3.6%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$932,000	$ 910,378
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/2032	389,000	311,772
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,635,000	1,298,803
Las Vegas Sands Corp., 3.9%, 8/08/2029	856,000	699,434
Marriott International, Inc., 4%, 4/15/2028	449,000	429,388
Marriott International, Inc., 2.85%, 4/15/2031	984,000	816,012
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	150,000	136,996
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	300,000	258,876
VICI Properties LP, REIT, 4.75%, 2/15/2028	748,000	713,944
VICI Properties LP, REIT, 5.625%, 5/15/2052	285,000	259,398
		$5,835,001
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$591,000	$ 530,198
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	96,000	81,867
		$612,065
Insurance - Health – 1.0%
Humana, Inc., 2.15%, 2/03/2032	$299,000	$ 242,111
Humana, Inc., 4.95%, 10/01/2044	485,000	471,476
UnitedHealth Group, Inc., 4.625%, 7/15/2035	833,000	845,341
		$1,558,928
Insurance - Property & Casualty – 1.5%
Aon Corp., 3.75%, 5/02/2029	$717,000	$ 677,210
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	2,086,000	1,675,322
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	111,000	93,057
		$2,445,589
International Market Quasi-Sovereign – 0.4%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$699,000	$ 594,553
7

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$905,000	$ 852,100
Major Banks – 16.6%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$834,000	$ 661,410
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	326,872
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	2,323,000	1,916,038
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	721,000	518,773
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	501,000	392,838
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	501,000	402,695
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	431,000	383,549
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,228,000	930,150
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	447,000	393,496
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	430,000	390,258
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	339,000	289,139
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	1,188,000	978,956
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	489,000	417,643
Goldman Sachs Group, Inc., 2.908% to 7/21/2041, FLR (SOFR - 1 day + 1.472%) to 7/21/2042	226,000	165,019
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	1,845,000	1,509,768
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	899,000	746,925
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	937,595
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	372,840
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	532,000	437,836
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	1,007,000	892,132
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	426,543
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	987,000	854,861
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	458,000	420,693
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	503,000	395,871
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,037,000	870,178
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	921,000	818,199
Royal Bank of Canada, 2.3%, 11/03/2031	2,227,000	1,856,565
Société Générale S.A., 2.797% to 1/19/2027, FLR (CMT - 1yr. + 1.3%) to 1/19/2028 (n)	731,000	652,760
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	1,054,000	827,700
Toronto Dominion Bank, 1.25%, 9/10/2026	313,000	277,858
Toronto Dominion Bank, 4.108%, 6/08/2027	513,000	507,288
Toronto Dominion Bank, 2%, 9/10/2031	509,000	413,355
Toronto Dominion Bank, 4.456%, 6/08/2032	211,000	208,644
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	454,000	401,537
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	1,161,000	849,388
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	700,000	626,184
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	173,638
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	1,303,000	1,281,481
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	2,331,000	2,068,682
		$26,995,357
Medical & Health Technology & Services – 1.5%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$793,000	$ 674,270
Alcon, Inc., 3.8%, 9/23/2049 (n)	492,000	390,730
Becton, Dickinson and Co., 2.823%, 5/20/2030	139,000	122,263
Becton, Dickinson and Co., 4.685%, 12/15/2044	326,000	301,189
Becton, Dickinson and Co., 4.669%, 6/06/2047	42,000	39,291
HCA, Inc., 5.125%, 6/15/2039	622,000	544,321
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	394,000	309,467
		$2,381,531
8

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.5%
Boston Scientific Corp., 2.65%, 6/01/2030	$339,000	$ 295,799
Danaher Corp., 2.6%, 10/01/2050	687,000	483,703
		$779,502
Metals & Mining – 2.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$389,000	$ 335,227
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	827,000	680,561
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	321,000	222,369
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	655,000	585,609
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	971,000	792,472
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	745,000	615,086
Novelis Corp., 4.75%, 1/30/2030 (n)	781,000	649,152
		$3,880,476
Midstream – 4.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$512,000	$ 468,327
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	661,000	560,197
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	661,000	553,587
Energy Transfer LP, 4%, 10/01/2027	285,000	269,736
Energy Transfer LP, 3.75%, 5/15/2030	931,000	839,035
Energy Transfer LP, 5%, 5/15/2050	409,000	348,036
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	858,000	696,593
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	1,217,607	1,130,868
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	469,861	399,207
Plains All American Pipeline, 4.9%, 2/15/2045	309,000	248,501
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	301,000	298,023
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	354,000	311,895
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	442,000	425,097
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	203,000	194,539
Targa Resources Corp., 4.2%, 2/01/2033	126,000	114,137
Targa Resources Corp., 4.95%, 4/15/2052	778,000	666,707
		$7,524,485
Municipals – 0.8%
Florida State Board of Administration Finance Corp. Rev., Taxable, “A”, 1.705%, 7/01/2027	$463,000	$ 418,781
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	340,000	293,091
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	290,000	254,842
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	376,000	422,425
		$1,389,139
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$284,000	$ 284,959
Natural Gas - Pipeline – 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$ 1,355,244
Network & Telecom – 1.5%
AT&T, Inc., 2.75%, 6/01/2031	$1,048,000	$ 904,956
AT&T, Inc., 3.55%, 9/15/2055	320,000	239,757
Verizon Communications, Inc., 2.1%, 3/22/2028	732,000	650,178
Verizon Communications, Inc., 1.75%, 1/20/2031	302,000	242,573
Verizon Communications, Inc., 2.55%, 3/21/2031	496,000	424,084
		$2,461,548
9

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 0.4%
Puma International Financing S.A., 5%, 1/24/2026		$604,000	$ 528,500
Valero Energy Corp., 2.8%, 12/01/2031		188,000	157,749
			$686,249
Other Banks & Diversified Financials – 1.2%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033		$904,000	$ 904,155
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		760,000	747,240
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		416,000	359,320
			$2,010,715
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 3%, 12/02/2041		$192,000	$ 150,182
Canadian Pacific Railway Co., 3.1%, 12/02/2051		285,000	209,923
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	361,000	308,749
			$668,854
Real Estate - Apartment – 0.5%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031		$677,000	$ 539,831
American Homes 4 Rent LP, REIT, 3.375%, 7/15/2051		373,000	257,542
			$797,373
Real Estate - Office – 0.6%
Corporate Office Property LP, REIT, 2%, 1/15/2029		$628,000	$ 506,238
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		531,000	429,330
			$935,568
Real Estate - Other – 1.0%
EPR Properties, REIT, 3.6%, 11/15/2031		$447,000	$ 353,342
Lexington Realty Trust Co., 2.375%, 10/01/2031		865,000	668,888
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032		745,000	599,184
			$1,621,414
Real Estate - Retail – 1.2%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029		$114,000	$ 106,200
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031		586,000	459,519
Spirit Realty, LP, REIT, 4.45%, 9/15/2026		303,000	297,973
Spirit Realty, LP, REIT, 3.2%, 2/15/2031		368,000	308,159
STORE Capital Corp., REIT, 4.625%, 3/15/2029		179,000	174,642
STORE Capital Corp., REIT, 2.7%, 12/01/2031		709,000	567,651
			$1,914,144
Restaurants – 0.8%
Starbucks Corp., 3%, 2/14/2032		$1,427,000	$ 1,240,409
Retailers – 2.5%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)		$846,000	$ 638,334
Amazon.com, Inc., 3.6%, 4/13/2032		747,000	719,298
Home Depot, Inc., 3.3%, 4/15/2040		918,000	779,334
Kohl's Corp., 3.375%, 5/01/2031		828,000	718,091
MercadoLibre, Inc., 3.125%, 1/14/2031		790,000	569,045
Nordstrom, Inc., 4.25%, 8/01/2031		530,000	401,650
Nordstrom, Inc., 5%, 1/15/2044		288,000	205,200
			$4,030,952
10

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$530,000	$ 418,741
DICK'S Sporting Goods, 4.1%, 1/15/2052	551,000	366,392
		$785,133
Telecommunications - Wireless – 3.7%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$793,000	$ 543,055
Crown Castle International Corp., REIT, 4.45%, 2/15/2026	656,000	649,240
Crown Castle International Corp., REIT, 3.7%, 6/15/2026	454,000	437,980
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	556,000	411,440
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	425,000	388,624
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	422,000	374,878
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	457,000	401,318
T-Mobile USA, Inc., 2.05%, 2/15/2028	795,000	690,211
T-Mobile USA, Inc., 3%, 2/15/2041	850,000	633,923
T-Mobile USA, Inc., 4.5%, 4/15/2050	462,000	409,934
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	1,464,000	1,094,899
		$6,035,502
Transportation - Services – 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$421,000	$ 493,763
U.S. Treasury Obligations – 2.7%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$1,000,000	$ 720,195
U.S. Treasury Bonds, 2.375%, 2/15/2042	1,836,000	1,556,871
U.S. Treasury Notes, 2.625%, 4/15/2025	2,217,000	2,192,925
		$4,469,991
Utilities - Electric Power – 8.1%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$181,000	$ 153,298
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	597,000	552,734
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050	195,000	177,957
CenterPoint Energy, Inc., 2.65%, 6/01/2031	613,000	522,116
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	957,000	846,666
Duke Energy Corp., 3.3%, 6/15/2041	310,000	239,878
Duke Energy Corp., 3.75%, 9/01/2046	814,000	641,022
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	600,000	590,251
Enel Finance International N.V., 5%, 6/15/2032 (n)	216,000	208,533
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	577,000	548,036
Evergy, Inc., 2.9%, 9/15/2029	1,510,000	1,332,646
FirstEnergy Corp., 4.4%, 7/15/2027	707,000	666,864
FirstEnergy Corp., 2.65%, 3/01/2030	401,000	330,825
FirstEnergy Corp., 3.4%, 3/01/2050	837,000	567,402
Florida Power & Light Co., 2.85%, 4/01/2025	287,000	281,764
Florida Power & Light Co., 2.45%, 2/03/2032	393,000	342,439
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	262,688
Georgia Power Co., 5.125%, 5/15/2052	466,000	461,858
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	816,000	694,052
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	287,000	239,029
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	551,000	442,317
Pacific Gas & Electric Co., 5.45%, 6/15/2027	350,000	338,705
Pacific Gas & Electric Co., 2.5%, 2/01/2031	970,000	741,984
Pacific Gas & Electric Co., 4.95%, 7/01/2050	460,000	367,039
Southern California Edison Co., 4.5%, 9/01/2040	273,000	242,789
Southern California Edison Co., 3.65%, 2/01/2050	795,000	607,800
Virginia Electric & Power Co., 2.875%, 7/15/2029	579,000	530,136
11

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Xcel Energy, Inc., 4.6%, 6/01/2032	$285,000	$ 282,651
		$13,213,479
Total Bonds (Identified Cost, $182,253,425)		$156,993,096
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $5,071,512)	5,071,814	$ 5,071,307
Other Assets, Less Liabilities – 0.4%		606,433
Net Assets – 100.0%		$162,670,836
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,071,307 and $156,993,096, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,727,725, representing 26.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 2.623% (LIBOR - 1mo. + 1%), 4/25/2038	2/14/22	$463,501	$456,564
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 6/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	312,047	EUR	297,534	HSBC Bank	7/15/2022	$48

12

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	184	$23,437,000	September – 2022	$373,435
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	76	$15,961,188	September – 2022	$(110,415)
U.S. Treasury Note 5 yr	Long	USD	55	6,173,750	September – 2022	(62,499)
U.S. Treasury Ultra Bond	Long	USD	22	3,395,562	September – 2022	(100,192)
						$(273,106)
At June 30, 2022, the fund had liquid securities with an aggregate value of $475,313 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
13

MFS Corporate Bond Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $182,253,425)	$156,993,096
Investments in affiliated issuers, at value (identified cost, $5,071,512)	5,071,307
Receivables for
Forward foreign currency exchange contracts	48
Fund shares sold	13,716
Interest and dividends	1,688,516
Receivable from investment adviser	5,568
Other assets	607
Total assets	$163,772,858
Liabilities
Payables for
Net daily variation margin on open futures contracts	$111,345
Investments purchased	715,673
Fund shares reacquired	188,165
Payable to affiliates
Administrative services fee	199
Shareholder servicing costs	38
Distribution and/or service fees	1,640
Payable for independent Trustees' compensation	152
Accrued expenses and other liabilities	84,810
Total liabilities	$1,102,022
Net assets	$162,670,836
Net assets consist of
Paid-in capital	$174,965,332
Total distributable earnings (loss)	(12,294,496)
Net assets	$162,670,836
Shares of beneficial interest outstanding	16,288,752
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$42,739,961	4,229,332	$10.11
Service Class	119,930,875	12,059,420	9.94
See Notes to Financial Statements
14

MFS Corporate Bond Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Interest	$3,084,099
Dividends from affiliated issuers	11,977
Other	465
Total investment income	$3,096,541
Expenses
Management fee	$563,303
Distribution and/or service fees	175,657
Shareholder servicing costs	4,166
Administrative services fee	18,955
Independent Trustees' compensation	2,400
Custodian fee	7,999
Shareholder communications	2,937
Audit and tax fees	40,705
Legal fees	585
Miscellaneous	16,799
Total expenses	$833,506
Reduction of expenses by investment adviser	(66,917)
Net expenses	$766,589
Net investment income (loss)	$2,329,952
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,700,450)
Affiliated issuers	(482)
Futures contracts	746,129
Net realized gain (loss)	$(3,954,803)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(31,360,397)
Affiliated issuers	(205)
Futures contracts	513,746
Forward foreign currency exchange contracts	48
Translation of assets and liabilities in foreign currencies	27
Net unrealized gain (loss)	$(30,846,781)
Net realized and unrealized gain (loss)	$(34,801,584)
Change in net assets from operations	$(32,471,632)
See Notes to Financial Statements
15

MFS Corporate Bond Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$2,329,952	$5,010,658
Net realized gain (loss)	(3,954,803)	9,730,496
Net unrealized gain (loss)	(30,846,781)	(18,238,744)
Change in net assets from operations	$(32,471,632)	$(3,497,590)
Total distributions to shareholders	$—	$(10,100,201)
Change in net assets from fund share transactions	$(11,643,652)	$(7,988,584)
Total change in net assets	$(44,115,284)	$(21,586,375)
Net assets
At beginning of period	206,786,120	228,372,495
At end of period	$162,670,836	$206,786,120
See Notes to Financial Statements
16

MFS Corporate Bond Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$11.93	$12.71	$11.94	$10.81	$11.64	$11.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31	$0.36	$0.39	$0.38	$0.39
Net realized and unrealized gain (loss)	(1.96)	(0.49)	0.89	1.19	(0.72)	0.33
Total from investment operations	$(1.82)	$(0.18)	$1.25	$1.58	$(0.34)	$0.72
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.44)	$(0.45)	$(0.44)	$(0.44)
From net realized gain	—	(0.24)	(0.04)	—	(0.05)	—
Total distributions declared to shareholders	$—	$(0.60)	$(0.48)	$(0.45)	$(0.49)	$(0.44)
Net asset value, end of period (x)	$10.11	$11.93	$12.71	$11.94	$10.81	$11.64
Total return (%) (k)(r)(s)(x)	(15.26)(n)	(1.40)	10.57	14.65	(3.00)	6.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.69	0.70	0.69	0.68	0.68
Expenses after expense reductions	0.63(a)	0.63	0.63	0.63	0.63	0.63
Net investment income (loss)	2.67(a)	2.51	2.90	3.33	3.44	3.37
Portfolio turnover	43(n)	55	41	34	32	36
Net assets at end of period (000 omitted)	$42,740	$53,206	$59,133	$57,714	$56,506	$65,445

See Notes to Financial Statements
17

MFS Corporate Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$11.76	$12.54	$11.78	$10.66	$11.49	$11.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.27	$0.32	$0.35	$0.35	$0.36
Net realized and unrealized gain (loss)	(1.95)	(0.48)	0.89	1.19	(0.72)	0.32
Total from investment operations	$(1.82)	$(0.21)	$1.21	$1.54	$(0.37)	$0.68
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.41)	$(0.42)	$(0.41)	$(0.41)
From net realized gain	—	(0.24)	(0.04)	—	(0.05)	—
Total distributions declared to shareholders	$—	$(0.57)	$(0.45)	$(0.42)	$(0.46)	$(0.41)
Net asset value, end of period (x)	$9.94	$11.76	$12.54	$11.78	$10.66	$11.49
Total return (%) (k)(r)(s)(x)	(15.48)(n)	(1.66)	10.34	14.46	(3.31)	6.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.94	0.95	0.94	0.93	0.93
Expenses after expense reductions	0.88(a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	2.42(a)	2.26	2.65	3.08	3.18	3.12
Portfolio turnover	43(n)	55	41	34	32	36
Net assets at end of period (000 omitted)	$119,931	$153,580	$169,239	$161,833	$154,370	$194,337
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
18

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on
19

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$4,469,991	$—	$4,469,991
Non - U.S. Sovereign Debt	—	1,661,700	—	1,661,700
Municipal Bonds	—	1,389,139	—	1,389,139
U.S. Corporate Bonds	—	106,429,879	—	106,429,879
Commercial Mortgage-Backed Securities	—	2,654,241	—	2,654,241
Asset-Backed Securities (including CDOs)	—	1,109,783	—	1,109,783
Foreign Bonds	—	39,278,363	—	39,278,363
Mutual Funds	5,071,307	—	—	5,071,307
Total	$5,071,307	$156,993,096	$—	$162,064,403
Other Financial Instruments
Futures Contracts – Assets	$373,435	$—	$—	$373,435
Futures Contracts – Liabilities	(273,106)	—	—	(273,106)
Forward Foreign Currency Exchange Contracts – Assets	—	48	—	48
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2022 as reported in the Statement of Assets and Liabilities:
20

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$373,435	$(273,106)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	48	—
Total		$373,483	$(273,106)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$746,129
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$513,746	$—
Foreign Exchange	—	48
Total	$513,746	$48
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
21

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue
22

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$5,901,029
Long-term capital gains	4,199,172
Total distributions	$10,100,201
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$187,580,478
Gross appreciation	11,188
Gross depreciation	(25,527,263)
Net unrealized appreciation (depreciation)	$(25,516,075)
As of 12/31/21
Undistributed ordinary income	5,478,404
Undistributed long-term capital gain	8,957,384
Net unrealized appreciation (depreciation)	5,741,348
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$2,631,294
Service Class	—	7,468,907
Total	$—	$10,100,201
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion	0.50%
23

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $13,206, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $53,711, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $4,006, which equated to 0.0043% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $160.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0202% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $45,195. The sales transactions resulted in net realized gains (losses) of $(805).
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$6,261,873	$1,607,639
Non-U.S. Government securities	72,657,100	86,033,014
24

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	105,714	$1,181,359	353,381	$4,334,640
Service Class	4,197,857	47,338,623	1,492,051	17,814,591
	4,303,571	$48,519,982	1,845,432	$22,149,231
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	218,910	$2,631,294
Service Class	—	—	630,288	7,468,907
	—	$—	849,198	$10,100,201
Shares reacquired
Initial Class	(334,840)	$(3,608,424)	(764,833)	$(9,381,834)
Service Class	(5,199,831)	(56,555,210)	(2,560,611)	(30,856,182)
	(5,534,671)	$(60,163,634)	(3,325,444)	$(40,238,016)
Net change
Initial Class	(229,126)	$(2,427,065)	(192,542)	$(2,415,900)
Service Class	(1,001,974)	(9,216,587)	(438,272)	(5,572,684)
	(1,231,100)	$(11,643,652)	(630,814)	$(7,988,584)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $375 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,827,617	$81,699,325	$79,454,948	$(482)	$(205)	$5,071,307
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,977	$—
25

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
26

MFS Corporate Bond Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
27

MFS Corporate Bond Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
28

Semiannual Report
June 30, 2022
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-SEM

MFS® Blended Research® Core Equity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Blended Research Core Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.4%
Apple, Inc.	5.6%
Johnson & Johnson	2.8%
Alphabet, Inc., “C”	2.8%
Amazon.com, Inc.	2.6%
Alphabet, Inc., “A”	2.6%
Merck & Co., Inc.	2.2%
Accenture PLC, “A”	1.8%
McKesson Corp.	1.7%
Visa, Inc., “A”	1.6%

GICS equity sectors (g)
Information Technology	26.8%
Health Care	15.7%
Financials	11.5%
Consumer Discretionary	10.8%
Communication Services	9.4%
Industrials	7.0%
Consumer Staples	6.2%
Energy	3.7%
Real Estate	3.4%
Utilities	2.8%
Materials	1.9%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Blended Research Core Equity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.44%	$1,000.00	$821.54	$1.99
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
Service Class	Actual	0.69%	$1,000.00	$820.56	$3.11
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Blended Research Core Equity Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.0%
General Dynamics Corp.	27,923	$ 6,177,964
Honeywell International, Inc.	5,069	881,043
Northrop Grumman Corp.	11,799	5,646,647
		$12,705,654
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	4,967	$ 1,157,609
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	18,985	$ 1,940,267
Automotive – 1.5%
Ford Motor Co.	50,864	$ 566,117
LKQ Corp.	25,024	1,228,428
Tesla, Inc. (a)	6,936	4,670,841
		$6,465,386
Biotechnology – 0.8%
Biogen, Inc. (a)	12,894	$ 2,629,603
Gilead Sciences, Inc.	14,836	917,013
		$3,546,616
Broadcasting – 0.3%
Walt Disney Co. (a)	14,231	$ 1,343,406
Brokerage & Asset Managers – 1.1%
Raymond James Financial, Inc.	49,459	$ 4,422,129
Business Services – 2.3%
Accenture PLC, “A”	26,516	$ 7,362,168
Amdocs Ltd.	7,527	627,074
Dropbox, Inc. (a)	78,216	1,641,754
		$9,630,996
Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	11,768	$ 5,513,661
Computer Software – 9.2%
Adobe Systems, Inc. (a)	15,642	$ 5,725,910
Atlassian Corp. PLC, “A” (a)	9,050	1,695,970
Microsoft Corp.	120,126	30,851,961
		$38,273,841
Computer Software - Systems – 7.0%
Apple, Inc.	171,167	$ 23,401,952
HP, Inc.	105,224	3,449,243
Juniper Networks, Inc.	13,984	398,544
ServiceNow, Inc. (a)	2,884	1,371,400
Zebra Technologies Corp., “A” (a)	1,835	539,398
		$29,160,537
4

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.9%
Otis Worldwide Corp.	19,298	$ 1,363,789
Sherwin-Williams Co.	7,368	1,649,769
Vulcan Materials Co.	4,907	697,285
		$3,710,843
Consumer Products – 1.4%
Colgate-Palmolive Co.	70,040	$ 5,613,006
Procter & Gamble Co.	3,007	432,376
		$6,045,382
Consumer Services – 2.0%
Booking Holdings, Inc. (a)	3,348	$ 5,855,619
Expedia Group, Inc. (a)	27,317	2,590,471
		$8,446,090
Electrical Equipment – 0.6%
TE Connectivity Ltd.	20,454	$ 2,314,370
Electronics – 5.4%
Applied Materials, Inc.	59,915	$ 5,451,067
Intel Corp.	87,515	3,273,936
Lam Research Corp.	3,753	1,599,341
Micron Technology, Inc.	14,467	799,736
NVIDIA Corp.	6,901	1,046,122
NXP Semiconductors N.V.	27,099	4,011,465
Texas Instruments, Inc.	42,111	6,470,355
		$22,652,022
Energy - Independent – 2.2%
EOG Resources, Inc.	15,939	$ 1,760,303
Marathon Petroleum Corp.	9,557	785,681
Valero Energy Corp.	60,726	6,453,959
		$8,999,943
Energy - Integrated – 0.2%
Exxon Mobil Corp.	8,299	$ 710,726
Entertainment – 0.2%
Live Nation Entertainment, Inc. (a)	9,575	$ 790,704
Food & Beverages – 2.8%
Archer Daniels Midland Co.	83,331	$ 6,466,486
Mondelez International, Inc.	21,415	1,329,657
PepsiCo, Inc.	14,338	2,389,571
Tyson Foods, Inc., “A”	19,977	1,719,221
		$11,904,935
Food & Drug Stores – 1.6%
Albertsons Cos., Inc., “A”	14,269	$ 381,268
Wal-Mart Stores, Inc.	53,305	6,480,822
		$6,862,090
Forest & Paper Products – 1.2%
Weyerhaeuser Co., REIT	151,218	$ 5,008,340
5

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	13,017	$ 1,770,442
Health Maintenance Organizations – 3.0%
Cigna Corp.	25,185	$ 6,636,751
Humana, Inc.	8,483	3,970,638
UnitedHealth Group, Inc.	3,391	1,741,719
		$12,349,108
Insurance – 5.2%
Ameriprise Financial, Inc.	13,151	$ 3,125,730
Berkshire Hathaway, Inc., “B” (a)	7,948	2,169,963
Equitable Holdings, Inc.	114,794	2,992,680
Everest Re Group Ltd.	22,530	6,314,708
MetLife, Inc.	105,019	6,594,143
Reinsurance Group of America, Inc.	3,719	436,201
		$21,633,425
Internet – 7.2%
Alphabet, Inc., “A” (a)	4,968	$ 10,826,564
Alphabet, Inc., “C” (a)	5,414	11,842,854
Gartner, Inc. (a)	3,311	800,699
GoDaddy, Inc. (a)	37,544	2,611,561
Meta Platforms, Inc., “A” (a)	23,994	3,869,032
		$29,950,710
Leisure & Toys – 1.4%
Brunswick Corp.	51,053	$ 3,337,845
Electronic Arts, Inc.	6,257	761,164
Polaris, Inc.	19,886	1,974,282
		$6,073,291
Machinery & Tools – 0.8%
Eaton Corp. PLC	26,052	$ 3,282,292
Major Banks – 3.7%
Bank of America Corp.	87,197	$ 2,714,443
Goldman Sachs Group, Inc.	3,693	1,096,895
JPMorgan Chase & Co.	57,901	6,520,231
Wells Fargo & Co.	131,206	5,139,339
		$15,470,908
Medical & Health Technology & Services – 1.7%
McKesson Corp.	21,737	$ 7,090,827
Medical Equipment – 2.9%
Abbott Laboratories	30,500	$ 3,313,825
Boston Scientific Corp. (a)	15,583	580,778
Hologic, Inc. (a)	6,954	481,912
Medtronic PLC	42,454	3,810,247
Quidel Corp. (a)	4,483	435,658
Thermo Fisher Scientific, Inc.	6,459	3,509,046
		$12,131,466
Natural Gas - Pipeline – 1.3%
Cheniere Energy, Inc.	40,423	$ 5,377,472
6

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.1%
NOV, Inc.	25,932	$ 438,510
Other Banks & Diversified Financials – 3.2%
SLM Corp.	312,448	$ 4,980,421
Visa, Inc., “A”	34,059	6,705,877
Zions Bancorp NA	34,929	1,777,886
		$13,464,184
Pharmaceuticals – 7.3%
Eli Lilly & Co.	15,160	$ 4,915,327
Johnson & Johnson	67,077	11,906,838
Merck & Co., Inc.	98,772	9,005,043
Vertex Pharmaceuticals, Inc. (a)	16,557	4,665,597
		$30,492,805
Railroad & Shipping – 1.4%
CSX Corp.	208,740	$ 6,065,984
Real Estate – 2.2%
Extra Space Storage, Inc., REIT	31,697	$ 5,392,294
Host Hotels & Resorts, Inc., REIT	67,554	1,059,247
Life Storage, Inc., REIT	20,257	2,261,896
Public Storage, Inc., REIT	1,449	453,059
		$9,166,496
Restaurants – 0.3%
Texas Roadhouse, Inc.	16,407	$ 1,200,992
Specialty Chemicals – 1.6%
Chemours Co.	71,599	$ 2,292,600
DuPont de Nemours, Inc.	7,494	416,516
Linde PLC	9,539	2,742,749
Univar Solutions, Inc. (a)	44,870	1,115,917
		$6,567,782
Specialty Stores – 4.8%
Amazon.com, Inc. (a)	102,484	$ 10,884,826
AutoZone, Inc. (a)	1,630	3,503,066
Home Depot, Inc.	20,390	5,592,365
		$19,980,257
Telephone Services – 1.0%
Lumen Technologies, Inc.	397,216	$ 4,333,627
Trucking – 1.1%
United Parcel Service, Inc., “B”	25,441	$ 4,644,000
Utilities - Electric Power – 2.8%
Constellation Energy	21,988	$ 1,259,033
Exelon Corp.	135,457	6,138,911
PG&E Corp. (a)	192,733	1,923,475
Vistra Corp.	99,148	2,265,532
		$11,586,951
Total Common Stocks (Identified Cost, $313,394,200)		$414,677,076
7

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $3,148,642)	3,148,685	$ 3,148,370
Other Assets, Less Liabilities – 0.0%		6,043
Net Assets – 100.0%		$417,831,489
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,148,370 and $414,677,076, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
8

MFS Blended Research Core Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $313,394,200)	$414,677,076
Investments in affiliated issuers, at value (identified cost, $3,148,642)	3,148,370
Receivables for
Fund shares sold	110,234
Dividends	247,979
Other assets	1,240
Total assets	$418,184,899
Liabilities
Payables for
Fund shares reacquired	$257,453
Payable to affiliates
Investment adviser	8,915
Administrative services fee	438
Shareholder servicing costs	83
Distribution and/or service fees	2,443
Payable for independent Trustees' compensation	20
Accrued expenses and other liabilities	84,058
Total liabilities	$353,410
Net assets	$417,831,489
Net assets consist of
Paid-in capital	$220,578,758
Total distributable earnings (loss)	197,252,731
Net assets	$417,831,489
Shares of beneficial interest outstanding	7,463,385
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$241,134,783	4,283,175	$56.30
Service Class	176,696,706	3,180,210	55.56
See Notes to Financial Statements
9

MFS Blended Research Core Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$3,704,444
Other	9,293
Dividends from affiliated issuers	4,109
Foreign taxes withheld	(5,962)
Total investment income	$3,711,884
Expenses
Management fee	$944,713
Distribution and/or service fees	247,538
Shareholder servicing costs	9,028
Administrative services fee	40,338
Independent Trustees' compensation	4,271
Custodian fee	11,772
Shareholder communications	5,594
Audit and tax fees	29,347
Legal fees	1,319
Miscellaneous	14,843
Total expenses	$1,308,763
Reduction of expenses by investment adviser	(33,235)
Net expenses	$1,275,528
Net investment income (loss)	$2,436,356
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$13,957,943
Affiliated issuers	(100)
Net realized gain (loss)	$13,957,843
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(109,785,241)
Affiliated issuers	(272)
Net unrealized gain (loss)	$(109,785,513)
Net realized and unrealized gain (loss)	$(95,827,670)
Change in net assets from operations	$(93,391,314)
See Notes to Financial Statements
10

MFS Blended Research Core Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$2,436,356	$4,503,703
Net realized gain (loss)	13,957,843	75,588,447
Net unrealized gain (loss)	(109,785,513)	50,895,083
Change in net assets from operations	$(93,391,314)	$130,987,233
Total distributions to shareholders	$—	$(40,220,081)
Change in net assets from fund share transactions	$(23,864,069)	$(28,019,737)
Total change in net assets	$(117,255,383)	$62,747,415
Net assets
At beginning of period	535,086,872	472,339,457
At end of period	$417,831,489	$535,086,872
See Notes to Financial Statements
11

MFS Blended Research Core Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$68.53	$57.28	$53.06	$45.29	$54.23	$46.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.63	$0.67	$0.80	$0.74	$0.68
Net realized and unrealized gain (loss)	(12.58)	15.96	7.21	11.74	(4.12)	8.80
Total from investment operations	$(12.23)	$16.59	$7.88	$12.54	$(3.38)	$9.48
Less distributions declared to shareholders
From net investment income	$—	$(0.74)	$(0.88)	$(0.79)	$(0.77)	$(0.78)
From net realized gain	—	(4.60)	(2.78)	(3.98)	(4.79)	(1.09)
Total distributions declared to shareholders	$—	$(5.34)	$(3.66)	$(4.77)	$(5.56)	$(1.87)
Net asset value, end of period (x)	$56.30	$68.53	$57.28	$53.06	$45.29	$54.23
Total return (%) (k)(r)(s)(x)	(17.85)(n)	29.53	15.34	29.17	(7.74)	20.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.45	0.45	0.45	0.45	0.46
Expenses after expense reductions	0.44(a)	0.43	0.44	0.44	0.44	0.45
Net investment income (loss)	1.14(a)	0.98	1.30	1.58	1.39	1.35
Portfolio turnover	24(n)	51	56	46	54	51
Net assets at end of period (000 omitted)	$241,135	$313,788	$280,679	$285,654	$256,439	$320,384

See Notes to Financial Statements
12

MFS Blended Research Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$67.71	$56.68	$52.54	$44.87	$53.79	$46.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.47	$0.54	$0.67	$0.61	$0.55
Net realized and unrealized gain (loss)	(12.42)	15.76	7.12	11.64	(4.11)	8.73
Total from investment operations	$(12.15)	$16.23	$7.66	$12.31	$(3.50)	$9.28
Less distributions declared to shareholders
From net investment income	$—	$(0.60)	$(0.74)	$(0.66)	$(0.63)	$(0.66)
From net realized gain	—	(4.60)	(2.78)	(3.98)	(4.79)	(1.09)
Total distributions declared to shareholders	$—	$(5.20)	$(3.52)	$(4.64)	$(5.42)	$(1.75)
Net asset value, end of period (x)	$55.56	$67.71	$56.68	$52.54	$44.87	$53.79
Total return (%) (k)(r)(s)(x)	(17.94)(n)	29.18	15.06	28.87	(7.99)	20.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.70	0.70	0.70	0.70	0.71
Expenses after expense reductions	0.69(a)	0.68	0.69	0.69	0.69	0.70
Net investment income (loss)	0.89(a)	0.73	1.05	1.33	1.14	1.10
Portfolio turnover	24(n)	51	56	46	54	51
Net assets at end of period (000 omitted)	$176,697	$221,299	$191,661	$186,380	$157,522	$182,103
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities
14

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$414,677,076	$—	$—	$414,677,076
Mutual Funds	3,148,370	—	—	3,148,370
Total	$417,825,446	$—	$—	$417,825,446
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
15

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$8,025,024
Long-term capital gains	32,195,057
Total distributions	$40,220,081
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$317,343,967
Gross appreciation	123,777,472
Gross depreciation	(23,295,993)
Net unrealized appreciation (depreciation)	$100,481,479
As of 12/31/21
Undistributed ordinary income	22,857,328
Undistributed long-term capital gain	57,209,667
Net unrealized appreciation (depreciation)	210,577,050
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$23,828,611
Service Class	—	16,391,470
Total	$—	$40,220,081
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $33,235, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
16

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $8,664, which equated to 0.0037% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $364.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0171% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $7,757, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $115,252,065 and $138,218,504, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	37,933	$2,375,882	87,937	$5,655,805
Service Class	844,057	51,110,237	205,265	13,181,638
	881,990	$53,486,119	293,202	$18,837,443
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	363,572	$23,508,544
Service Class	—	—	256,317	16,391,470
	—	$—	619,889	$39,900,014
Shares reacquired
Initial Class	(333,920)	$(21,026,633)	(772,417)	$(49,707,987)
Service Class	(932,111)	(56,323,555)	(574,966)	(37,049,207)
	(1,266,031)	$(77,350,188)	(1,347,383)	$(86,757,194)
Net change
Initial Class	(295,987)	$(18,650,751)	(320,908)	$(20,543,638)
Service Class	(88,054)	(5,213,318)	(113,384)	(7,476,099)
	(384,041)	$(23,864,069)	(434,292)	$(28,019,737)
17

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $925 and $1,536, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,708,524	$27,324,912	$25,884,694	$(100)	$(272)	$3,148,370
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,109	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
18

MFS Blended Research Core Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS Blended Research Core Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2022
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
FCE-SEM

MFS® Emerging Markets Equity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Emerging Markets Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Tencent Holdings Ltd.	6.1%
Samsung Electronics Co. Ltd.	5.7%
Alibaba Group Holding Ltd., ADR	4.1%
Yum China Holdings, Inc.	3.1%
HDFC Bank Ltd.	2.5%
AIA Group Ltd.	2.4%
Tata Consultancy Services Ltd.	2.3%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Ping An Insurance Co. of China Ltd., “H”	2.1%
GICS equity sectors (g)
Information Technology	20.5%
Financials	18.3%
Consumer Discretionary	16.0%
Communication Services	11.9%
Consumer Staples	11.7%
Materials	5.4%
Energy	4.8%
Real Estate	3.1%
Industrials	2.8%
Utilities	2.0%
Health Care	1.4%
Issuer country weightings (x)
China	35.5%
South Korea	12.1%
India	11.3%
Taiwan	11.1%
Brazil	5.6%
Hong Kong	5.6%
United States	3.2%
Mexico	2.8%
Indonesia	2.3%
Other Countries	10.5%
Currency exposure weightings (y)
Hong Kong Dollar	29.6%
South Korean Won	12.1%
Taiwan Dollar	11.1%
Indian Rupee	10.6%
Chinese Renminbi	8.5%
United States Dollar	8.1%
Brazilian Real	5.6%
Euro	3.4%
Mexican Peso	2.8%
Other Currencies	8.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Emerging Markets Equity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	1.23%	$1,000.00	$814.72	$5.53
	Hypothetical (h)	1.23%	$1,000.00	$1,018.70	$6.16
Service Class	Actual	1.48%	$1,000.00	$814.09	$6.66
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Emerging Markets Equity Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Airlines – 0.4%
Shanghai International Air Co., Ltd. (a)	15,100	$ 127,895
Alcoholic Beverages – 5.1%
Ambev S.A., ADR	119,362	$ 299,598
China Resources Beer Holdings Co. Ltd.	92,000	685,885
Jiangsu Yanghe Brewery JSC Ltd., “A”	8,100	221,609
Kweichow Moutai Co. Ltd., “A”	2,100	641,516
		$1,848,608
Automotive – 4.1%
Hero MotoCorp Ltd.	9,824	$ 338,325
Mahindra & Mahindra Ltd.	40,267	557,382
PT United Tractors Tbk	306,900	585,062
		$1,480,769
Biotechnology – 0.6%
Hugel, Inc. (a)	2,751	$ 222,894
Brokerage & Asset Managers – 1.0%
B3 Brasil Bolsa Balcao S.A.	176,900	$ 370,468
Moscow Exchange MICEX-RTS PJSC (a)(u)	369,124	0
		$370,468
Business Services – 3.5%
Cognizant Technology Solutions Corp., “A”	5,311	$ 358,439
Kingsoft Cloud Holdings, ADR (a)	15,981	71,116
Tata Consultancy Services Ltd.	20,163	834,145
		$1,263,700
Chemicals – 1.5%
UPL Ltd.	67,490	$ 540,450
Computer Software – 3.0%
Naver Corp.	2,869	$ 530,314
NetEase.com, Inc., ADR	6,020	562,027
		$1,092,341
Computer Software - Systems – 7.3%
Hon Hai Precision Industry Co. Ltd.	164,000	$ 601,207
Samsung Electronics Co. Ltd.	46,437	2,038,593
		$2,639,800
Construction – 4.0%
Anhui Conch Cement Co. Ltd.	61,000	$ 264,311
Gree Electric Appliances, Inc., “A”	63,200	318,346
Midea Group Co. Ltd., “A”	25,200	227,332
Techtronic Industries Co. Ltd.	43,000	448,533
Zhejiang Supor Co. Ltd., “A”	20,900	175,897
		$1,434,419
Consumer Products – 0.3%
AmorePacific Corp.	989	$ 99,022
4

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.2%
New Oriental Education & Technology Group, Inc., ADR (a)	3,173	$ 64,602
Electronics – 9.0%
Delta Electronics, Inc.	25,000	$ 186,238
Taiwan Semiconductor Manufacturing Co. Ltd.	189,258	3,029,808
		$3,216,046
Energy - Integrated – 3.2%
China Petroleum & Chemical Corp.	1,160,000	$ 521,843
Galp Energia SGPS S.A., “B”	53,166	623,176
LUKOIL PJSC, ADR (u)	6,698	0
		$1,145,019
Engineering - Construction – 0.8%
Doosan Bobcat, Inc.	12,587	$ 280,164
Food & Beverages – 4.5%
Gruma S.A.B. de C.V.	30,602	$ 338,670
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	107,041	622,805
Orion Corp.	4,719	377,985
Tingyi (Cayman Islands) Holding Corp.	152,000	260,346
		$1,599,806
Food & Drug Stores – 0.4%
Raia Drogasil S.A.	42,276	$ 155,098
Forest & Paper Products – 0.9%
Suzano S.A.	33,100	$ 314,274
General Merchandise – 1.4%
Bim Birlesik Magazalar A.S.	32,197	$ 155,958
Walmart de Mexico S.A.B. de C.V.	104,063	358,770
		$514,728
Insurance – 7.2%
AIA Group Ltd.	78,800	$ 854,099
Discovery Ltd. (a)	24,829	195,503
Ping An Insurance Co. of China Ltd., “H”	108,500	737,686
Samsung Fire & Marine Insurance Co. Ltd.	5,143	796,167
		$2,583,455
Internet – 7.7%
Allegro.eu S.A. (a)	21,745	$ 115,703
Baidu, Inc., ADR (a)	1,420	211,197
MakeMyTrip Ltd. (a)	9,247	237,463
Tencent Holdings Ltd.	48,600	2,195,014
		$2,759,377
Leisure & Toys – 0.4%
VTech Holdings Ltd.	17,500	$ 137,604
Machinery & Tools – 0.5%
AirTAC International Group (a)	5,000	$ 166,647
5

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 1.8%
China Construction Bank Corp.	661,670	$ 444,385
Erste Group Bank AG	7,612	193,043
		$637,428
Medical & Health Technology & Services – 0.2%
Burning Rock Biotech Ltd., ADR (a)	20,630	$ 60,033
Metals & Mining – 0.8%
Vale S.A., ADR	19,104	$ 279,492
Natural Gas - Distribution – 2.0%
China Resources Gas Group Ltd.	152,600	$ 710,803
Network & Telecom – 0.3%
GDS Holdings Ltd., “A” (a)	23,500	$ 98,980
Other Banks & Diversified Financials – 8.3%
China Merchants Bank Co Ltd. “A”	23,700	$ 149,401
Credicorp Ltd.	3,657	438,511
Emirates NBD PJSC	53,662	192,845
Grupo Financiero Inbursa S.A. de C.V. (a)	62,345	99,271
HDFC Bank Ltd.	52,114	889,546
Housing Development Finance Corp. Ltd.	20,723	569,648
Komercni Banka A.S.	6,416	180,049
Muthoot Finance Ltd.	7,434	91,903
Sberbank of Russia PJSC (a)(u)	286,804	0
Tisco Financial Group PCL	146,400	366,466
		$2,977,640
Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B”	201,791	$ 201,997
Precious Metals & Minerals – 0.6%
Gold Fields Ltd., ADR	17,182	$ 156,700
Polymetal International PLC	35,382	77,957
		$234,657
Real Estate – 2.3%
Emaar Properties PJSC	181,089	$ 256,367
ESR Cayman Ltd. (a)	101,200	273,416
Hang Lung Properties Ltd.	95,000	180,150
Swire Properties Ltd.	47,000	116,680
		$826,613
Restaurants – 3.0%
Yum China Holdings, Inc.	22,618	$ 1,096,973
Specialty Chemicals – 0.8%
PTT Global Chemical PLC	226,900	$ 292,008
Specialty Stores – 8.0%
Alibaba Group Holding Ltd. (a)	3,100	$ 44,208
Alibaba Group Holding Ltd., ADR (a)	13,102	1,489,435
JD.com, Inc., “A”	5,980	192,658
JD.com, Inc., ADR	700	44,954
6

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Lojas Renner S.A.	75,017	$ 324,238
Meituan, “B” (a)	12,000	296,987
Multiplan Empreendimentos Imobiliarios S.A.	64,544	270,709
Vipshop Holdings Ltd., ADR (a)	22,042	217,995
		$2,881,184
Telecommunications - Wireless – 0.4%
Etihad Etisalat Co.	16,265	$ 151,722
Telephone Services – 1.8%
Hellenic Telecommunications Organization S.A.	22,696	$ 394,106
PT Telekom Indonesia	891,300	239,315
		$633,421
Total Common Stocks (Identified Cost, $31,789,951)		$35,140,137
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $732,224)	732,251	$ 732,177
Other Assets, Less Liabilities – 0.1%		38,539
Net Assets – 100.0%		$35,910,853
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $732,177 and $35,140,137, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See Notes to Financial Statements
7

MFS Emerging Markets Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $31,789,951)	$35,140,137
Investments in affiliated issuers, at value (identified cost, $732,224)	732,177
Foreign currency, at value (identified cost, $19,095)	19,093
Receivables for
Investments sold	93,904
Fund shares sold	12,846
Interest and dividends	128,507
Receivable from investment adviser	16,923
Other assets	234
Total assets	$36,143,821
Liabilities
Payable to custodian	$18
Payables for
Investments purchased	18,910
Fund shares reacquired	5,595
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	35
Distribution and/or service fees	274
Payable for independent Trustees' compensation	59
Deferred country tax expense payable	49,134
Accrued expenses and other liabilities	158,847
Total liabilities	$232,968
Net assets	$35,910,853
Net assets consist of
Paid-in capital	$29,877,711
Total distributable earnings (loss)	6,033,142
Net assets	$35,910,853
Shares of beneficial interest outstanding	2,778,379
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$16,122,671	1,235,054	$13.05
Service Class	19,788,182	1,543,325	12.82
See Notes to Financial Statements
8

MFS Emerging Markets Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$719,602
Other	5,134
Dividends from affiliated issuers	1,204
Income on securities loaned	6
Foreign taxes withheld	(65,158)
Total investment income	$660,788
Expenses
Management fee	$208,633
Distribution and/or service fees	27,781
Shareholder servicing costs	3,801
Administrative services fee	8,679
Independent Trustees' compensation	1,502
Custodian fee	57,980
Shareholder communications	3,410
Audit and tax fees	45,058
Legal fees	156
Miscellaneous	12,386
Total expenses	$369,386
Reduction of expenses by investment adviser	(97,176)
Net expenses	$272,210
Net investment income (loss)	$388,578
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $28,460 country tax)	$(373,394)
Affiliated issuers	(38)
Foreign currency	(7,231)
Net realized gain (loss)	$(380,663)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $66,683 decrease in deferred country tax)	$(8,222,412)
Affiliated issuers	(47)
Translation of assets and liabilities in foreign currencies	372
Net unrealized gain (loss)	$(8,222,087)
Net realized and unrealized gain (loss)	$(8,602,750)
Change in net assets from operations	$(8,214,172)
See Notes to Financial Statements
9

MFS Emerging Markets Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$388,578	$470,822
Net realized gain (loss)	(380,663)	3,006,119
Net unrealized gain (loss)	(8,222,087)	(6,672,606)
Change in net assets from operations	$(8,214,172)	$(3,195,665)
Total distributions to shareholders	$—	$(177,020)
Change in net assets from fund share transactions	$(221,717)	$1,741,105
Total change in net assets	$(8,435,889)	$(1,631,580)
Net assets
At beginning of period	44,346,742	45,978,322
At end of period	$35,910,853	$44,346,742
See Notes to Financial Statements
10

MFS Emerging Markets Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$16.03	$17.28	$17.04	$14.75	$17.19	$12.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.20	$0.14	$0.28	$0.11	$0.06
Net realized and unrealized gain (loss)	(3.13)	(1.36)	1.47	2.63	(2.49)	4.71
Total from investment operations	$(2.98)	$(1.16)	$1.61	$2.91	$(2.38)	$4.77
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.50)	$(0.11)	$(0.06)	$(0.17)
From net realized gain	—	(0.00)(w)	(0.87)	(0.51)	—	—
Total distributions declared to shareholders	$—	$(0.09)	$(1.37)	$(0.62)	$(0.06)	$(0.17)
Net asset value, end of period (x)	$13.05	$16.03	$17.28	$17.04	$14.75	$17.19
Total return (%) (k)(r)(s)(x)	(18.59)(n)	(6.75)	10.63	20.45	(13.89)	37.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.72(a)	1.62	1.73	1.55	1.50	1.53
Expenses after expense reductions	1.23(a)	1.23	1.23	1.29	1.37	1.40
Net investment income (loss)	2.12(a)	1.16	0.94	1.76	0.65	0.41
Portfolio turnover	20(n)	41	48	21	31	27
Net assets at end of period (000 omitted)	$16,123	$19,498	$20,335	$21,065	$20,887	$28,026

See Notes to Financial Statements
11

MFS Emerging Markets Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$15.76	$16.99	$16.78	$14.53	$16.94	$12.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.15	$0.11	$0.24	$0.07	$0.02
Net realized and unrealized gain (loss)	(3.07)	(1.33)	1.43	2.58	(2.46)	4.64
Total from investment operations	$(2.94)	$(1.18)	$1.54	$2.82	$(2.39)	$4.66
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.46)	$(0.06)	$(0.02)	$(0.13)
From net realized gain	—	(0.00)(w)	(0.87)	(0.51)	—	—
Total distributions declared to shareholders	$—	$(0.05)	$(1.33)	$(0.57)	$(0.02)	$(0.13)
Net asset value, end of period (x)	$12.82	$15.76	$16.99	$16.78	$14.53	$16.94
Total return (%) (k)(r)(s)(x)	(18.65)(n)	(6.97)	10.33	20.11	(14.13)	37.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.97(a)	1.87	1.98	1.80	1.75	1.78
Expenses after expense reductions	1.48(a)	1.48	1.48	1.54	1.62	1.65
Net investment income (loss)	1.83(a)	0.90	0.71	1.52	0.40	0.16
Portfolio turnover	20(n)	41	48	21	31	27
Net assets at end of period (000 omitted)	$19,788	$24,849	$25,643	$25,616	$23,973	$29,665
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments
13

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$12,756,239	$—	$—	$12,756,239
South Korea	4,345,139	—	—	4,345,139
India	4,058,862	—	—	4,058,862
Taiwan	3,983,900	—	—	3,983,900
Brazil	2,013,877	—	—	2,013,877
Hong Kong	2,010,482	—	—	2,010,482
Mexico	998,708	—	—	998,708
Indonesia	824,377	—	—	824,377
Thailand	—	658,474	—	658,474
Other Countries	3,490,079	—	0	3,490,079
Mutual Funds	732,177	—	—	732,177
Total	$35,213,840	$658,474	$0	$35,872,314
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/21	$-
Transfers into level 3	0
Balance as of 6/30/22	$0
At June 30, 2022, the fund held three level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign
14

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
15

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$177,020
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$33,864,819
Gross appreciation	7,469,851
Gross depreciation	(5,462,356)
Net unrealized appreciation (depreciation)	$2,007,495
As of 12/31/21
Undistributed ordinary income	1,895,976
Undistributed long-term capital gain	2,183,073
Other temporary differences	(24,564)
Net unrealized appreciation (depreciation)	10,192,829
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$106,466
Service Class	—	70,554
Total	$—	$177,020
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million	1.00%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $2,798, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 1.04% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 1.23% of average daily net assets for the Initial Class shares and 1.48% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $94,378, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
16

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $3,617, which equated to 0.0182% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $184.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0437% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $24,007 .
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $5,134, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $7,743,441 and $7,750,019, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	96,691	$1,376,281	233,978	$4,138,929
Service Class	109,088	1,548,243	290,742	4,858,335
	205,779	$2,924,524	524,720	$8,997,264
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	6,356	$106,466
Service Class	—	—	4,281	70,554
	—	$—	10,637	$177,020
17

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(78,359)	$(1,157,754)	(200,577)	$(3,532,147)
Service Class	(142,518)	(1,988,487)	(227,204)	(3,901,032)
	(220,877)	$(3,146,241)	(427,781)	$(7,433,179)
Net change
Initial Class	18,332	$218,527	39,757	$713,248
Service Class	(33,430)	(440,244)	67,819	1,027,857
	(15,098)	$(221,717)	107,576	$1,741,105
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 8% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $79 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$801,674	$5,264,328	$5,333,740	$(38)	$(47)	$732,177
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,204	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a
18

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
19

MFS Emerging Markets Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
20

MFS Emerging Markets Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
21

Semiannual Report
June 30, 2022
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-SEM

MFS® International Growth Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS International Growth Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Nestle S.A.	4.8%
Roche Holding AG	4.6%
Hitachi Ltd.	3.3%
AIA Group Ltd.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Novartis AG	3.0%
Linde PLC	2.8%
SAP SE	2.8%
Schneider Electric SE	2.6%
GICS equity sectors (g)
Consumer Staples	16.6%
Industrials	15.9%
Health Care	13.6%
Financials	11.7%
Consumer Discretionary	11.5%
Materials	11.5%
Information Technology	11.4%
Communication Services	3.1%
Energy	1.9%
Utilities	0.9%
Issuer country weightings (x)
France	14.3%
Switzerland	13.6%
Germany	8.9%
United Kingdom	8.6%
Japan	8.5%
Canada	7.7%
United States	5.5%
China	5.2%
India	5.1%
Other Countries	22.6%
Currency exposure weightings (y)
Euro	30.0%
Swiss Franc	13.6%
British Pound Sterling	9.8%
Japanese Yen	8.5%
Hong Kong Dollar	7.8%
Canadian Dollar	6.1%
United States Dollar	5.5%
Indian Rupee	5.1%
Taiwan Dollar	4.3%
Other Currencies	9.3%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS International Growth Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.88%	$1,000.00	$806.32	$3.94
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$805.44	$5.06
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS International Growth Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 0.7%
Rolls-Royce Holdings PLC (a)	1,230,795	$ 1,242,796
Alcoholic Beverages – 4.4%
Diageo PLC	101,635	$ 4,367,946
Pernod Ricard S.A.	18,657	3,427,396
		$7,795,342
Apparel Manufacturers – 4.9%
Burberry Group PLC	66,826	$ 1,334,910
Kering S.A.	3,622	1,860,260
LVMH Moet Hennessy Louis Vuitton SE	8,940	5,449,757
		$8,644,927
Automotive – 0.4%
Koito Manufacturing Co. Ltd.	23,200	$ 736,114
Biotechnology – 0.1%
Hugel, Inc. (a)	2,018	$ 163,504
Brokerage & Asset Managers – 1.7%
Deutsche Boerse AG	12,459	$ 2,083,803
London Stock Exchange Group	9,739	904,795
		$2,988,598
Business Services – 2.3%
Cap Gemini S.A.	10,246	$ 1,755,011
Experian PLC	77,375	2,266,178
		$4,021,189
Chemicals – 0.7%
UPL Ltd.	145,489	$ 1,165,054
Computer Software – 5.6%
Aveva Group PLC	11,928	$ 326,844
Dassault Systemes SE	25,053	921,919
Kingsoft Corp.	169,800	662,165
Naver Corp.	7,259	1,341,775
NICE Systems Ltd., ADR (a)	3,411	656,447
Oracle Corp. Japan	13,300	770,475
SAP SE	53,916	4,911,656
Wisetech Global Ltd.	11,807	308,469
		$9,899,750
Computer Software - Systems – 4.1%
Amadeus IT Group S.A. (a)	27,046	$ 1,506,706
Hitachi Ltd.	121,600	5,769,906
		$7,276,612
Consumer Products – 4.2%
AmorePacific Corp.	12,695	$ 1,271,064
Kao Corp.	25,400	1,024,387
KOSE Corp. (l)	7,200	654,835
4

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	59,835	$ 4,494,053
		$7,444,339
Electrical Equipment – 3.6%
Prysmian S.p.A.	63,866	$ 1,754,193
Schneider Electric SE	38,899	4,602,279
		$6,356,472
Electronics – 5.1%
ASML Holding N.V.	3,028	$ 1,446,500
Delta Electronics, Inc.	299,000	2,227,403
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	65,950	5,391,413
		$9,065,316
Energy - Independent – 1.9%
Reliance Industries Ltd. (a)	75,118	$ 2,468,961
Santos Ltd.	188,233	964,065
		$3,433,026
Food & Beverages – 4.8%
Nestle S.A.	73,332	$ 8,560,329
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	17,200	$ 754,275
Gaming & Lodging – 1.2%
Flutter Entertainment PLC (a)	20,926	$ 2,100,013
General Merchandise – 0.4%
Walmart de Mexico S.A.B. de C.V.	202,822	$ 699,254
Insurance – 3.7%
AIA Group Ltd.	507,600	$ 5,501,781
Ping An Insurance Co. of China Ltd., “H”	146,000	992,647
		$6,494,428
Internet – 1.9%
Tencent Holdings Ltd.	49,900	$ 2,253,729
Z Holdings Corp.	392,600	1,147,012
		$3,400,741
Leisure & Toys – 0.5%
Prosus N.V.	13,209	$ 864,871
Machinery & Tools – 4.4%
Assa Abloy AB	89,260	$ 1,896,058
GEA Group AG	53,302	1,837,164
Ingersoll Rand, Inc.	34,030	1,431,983
Ritchie Bros. Auctioneers, Inc.	41,681	2,711,920
		$7,877,125
Major Banks – 1.5%
DBS Group Holdings Ltd.	122,600	$ 2,619,138
5

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	8,088	$ 564,927
Medical Equipment – 4.7%
EssilorLuxottica	27,695	$ 4,147,383
QIAGEN N.V. (a)	54,067	2,532,681
Terumo Corp.	52,400	1,578,797
		$8,258,861
Natural Gas - Distribution – 0.9%
China Resources Gas Group Ltd.	350,000	$ 1,630,282
Other Banks & Diversified Financials – 4.9%
AEON Financial Service Co. Ltd.	69,000	$ 649,926
Credicorp Ltd.	10,650	1,277,041
Element Fleet Management Corp.	186,249	1,941,782
Grupo Financiero Banorte S.A. de C.V.	174,413	972,869
HDFC Bank Ltd.	226,884	3,872,736
		$8,714,354
Pharmaceuticals – 10.8%
Bayer AG	45,002	$ 2,674,906
Hypera S.A.	82,551	600,033
Novartis AG	63,443	5,373,034
Novo Nordisk A.S., “B”	21,996	2,439,610
Roche Holding AG	24,386	8,137,181
		$19,224,764
Precious Metals & Minerals – 2.5%
Agnico Eagle Mines Ltd.	46,019	$ 2,106,463
Franco-Nevada Corp.	18,044	2,373,532
		$4,479,995
Railroad & Shipping – 2.6%
Canadian National Railway Co.	25,576	$ 2,876,533
Canadian Pacific Railway Ltd.	24,376	1,702,646
		$4,579,179
Restaurants – 0.7%
Yum China Holdings, Inc.	16,833	$ 816,401
Yum China Holdings, Inc.	8,650	421,983
		$1,238,384
Specialty Chemicals – 8.3%
Akzo Nobel N.V.	19,354	$ 1,270,060
L'Air Liquide S.A.	23,210	3,116,252
Linde PLC	17,445	5,008,214
Nitto Denko Corp.	18,800	1,216,568
Showa Denko K. K.	46,800	795,407
Sika AG	6,235	1,436,862
Symrise AG	16,575	1,803,851
		$14,647,214
6

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.6%
Alibaba Group Holding Ltd. (a)	170,800	$ 2,435,709
Just Eat Takeaway (a)	10,683	168,668
Ocado Group PLC (a)	25,508	242,569
		$2,846,946
Tobacco – 2.3%
ITC Ltd.	423,656	$ 1,467,218
Swedish Match AB	248,331	2,529,494
		$3,996,712
Total Common Stocks (Identified Cost, $136,100,188)		$173,784,831
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $2,026,920)	2,026,959	$ 2,026,756
Other Assets, Less Liabilities – 0.8%		1,360,133
Net Assets – 100.0%		$177,171,720
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,026,756 and $173,784,831, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
7

MFS International Growth Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value, including $166,384 of securities on loan (identified cost, $136,100,188)	$173,784,831
Investments in affiliated issuers, at value (identified cost, $2,026,920)	2,026,756
Cash	12,362
Foreign currency, at value (identified cost, $4,585)	4,617
Receivables for
Fund shares sold	445,570
Interest and dividends	1,176,107
Receivable from investment adviser	12,495
Other assets	616
Total assets	$177,463,354
Liabilities
Payables for
Fund shares reacquired	$41,978
Payable to affiliates
Administrative services fee	214
Shareholder servicing costs	71
Distribution and/or service fees	1,046
Deferred country tax expense payable	163,775
Accrued expenses and other liabilities	84,550
Total liabilities	$291,634
Net assets	$177,171,720
Net assets consist of
Paid-in capital	$125,106,820
Total distributable earnings (loss)	52,064,900
Net assets	$177,171,720
Shares of beneficial interest outstanding	13,177,996
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$101,348,314	7,489,049	$13.53
Service Class	75,823,406	5,688,947	13.33
See Notes to Financial Statements
8

MFS International Growth Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$2,793,233
Dividends from affiliated issuers	4,545
Other	1,415
Income on securities loaned	753
Foreign taxes withheld	(322,867)
Total investment income	$2,477,079
Expenses
Management fee	$859,981
Distribution and/or service fees	99,308
Shareholder servicing costs	7,550
Administrative services fee	19,296
Independent Trustees' compensation	2,454
Custodian fee	20,618
Shareholder communications	3,074
Audit and tax fees	35,433
Legal fees	527
Miscellaneous	14,529
Total expenses	$1,062,770
Reduction of expenses by investment adviser	(121,893)
Net expenses	$940,877
Net investment income (loss)	$1,536,202
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,606,262
Affiliated issuers	(55)
Foreign currency	(13,381)
Net realized gain (loss)	$2,592,826
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $61,426 decrease in deferred country tax)	$(45,839,111)
Affiliated issuers	(164)
Translation of assets and liabilities in foreign currencies	(56,612)
Net unrealized gain (loss)	$(45,895,887)
Net realized and unrealized gain (loss)	$(43,303,061)
Change in net assets from operations	$(41,766,859)
See Notes to Financial Statements
9

MFS International Growth Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$1,536,202	$808,207
Net realized gain (loss)	2,592,826	10,800,683
Net unrealized gain (loss)	(45,895,887)	5,323,346
Change in net assets from operations	$(41,766,859)	$16,932,236
Total distributions to shareholders	$—	$(9,355,125)
Change in net assets from fund share transactions	$6,722,890	$32,495,568
Total change in net assets	$(35,043,969)	$40,072,679
Net assets
At beginning of period	212,215,689	172,143,010
At end of period	$177,171,720	$212,215,689
See Notes to Financial Statements
10

MFS International Growth Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$16.78	$16.09	$14.26	$12.78	$15.50	$12.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.09	$0.10	$0.21	$0.17	$0.14
Net realized and unrealized gain (loss)	(3.38)	1.39	2.12	3.07	(1.38)	3.77
Total from investment operations	$(3.25)	$1.48	$2.22	$3.28	$(1.21)	$3.91
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.21)	$(0.18)	$(0.16)	$(0.20)
From net realized gain	—	(0.70)	(0.18)	(1.62)	(1.35)	(0.34)
Total distributions declared to shareholders	$—	$(0.79)	$(0.39)	$(1.80)	$(1.51)	$(0.54)
Net asset value, end of period (x)	$13.53	$16.78	$16.09	$14.26	$12.78	$15.50
Total return (%) (k)(r)(s)(x)	(19.37)(n)	9.27	15.84	27.30	(9.02)	32.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.01(a)	1.01	1.04	1.05	1.05	1.05
Expenses after expense reductions	0.88(a)	0.88	0.88	0.88	0.97	1.05
Net investment income (loss)	1.71(a)(l)	0.52	0.72	1.49	1.16	0.96
Portfolio turnover	4(n)	14	26	7	18	10
Net assets at end of period (000 omitted)	$101,348	$124,671	$120,291	$112,259	$105,919	$130,591

See Notes to Financial Statements
11

MFS International Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$16.55	$15.90	$14.11	$12.65	$15.37	$12.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.04	$0.06	$0.16	$0.13	$0.10
Net realized and unrealized gain (loss)	(3.33)	1.38	2.09	3.07	(1.38)	3.74
Total from investment operations	$(3.22)	$1.42	$2.15	$3.23	$(1.25)	$3.84
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.18)	$(0.15)	$(0.12)	$(0.16)
From net realized gain	—	(0.70)	(0.18)	(1.62)	(1.35)	(0.34)
Total distributions declared to shareholders	$—	$(0.77)	$(0.36)	$(1.77)	$(1.47)	$(0.50)
Net asset value, end of period (x)	$13.33	$16.55	$15.90	$14.11	$12.65	$15.37
Total return (%) (k)(r)(s)(x)	(19.46)(n)	8.99	15.50	27.11	(9.30)	32.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.26(a)	1.27	1.29	1.30	1.30	1.30
Expenses after expense reductions	1.13(a)	1.13	1.13	1.13	1.22	1.30
Net investment income (loss)	1.47(a)(l)	0.22	0.44	1.18	0.87	0.70
Portfolio turnover	4(n)	14	26	7	18	10
Net assets at end of period (000 omitted)	$75,823	$87,545	$51,852	$34,616	$27,233	$29,544
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS International Growth Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments
13

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$173,784,831	$—	$—	$173,784,831
Mutual Funds	2,026,756	—	—	2,026,756
Total	$175,811,587	$—	$—	$175,811,587
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $166,384. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $173,860 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the
14

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$1,563,110
Long-term capital gains	7,792,015
Total distributions	$9,355,125
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$139,514,944
Gross appreciation	51,203,929
Gross depreciation	(14,907,286)
Net unrealized appreciation (depreciation)	$36,296,643
As of 12/31/21
Undistributed ordinary income	1,969,437
Undistributed long-term capital gain	9,870,372
Other temporary differences	19,807
Net unrealized appreciation (depreciation)	81,972,143
15

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$5,715,069
Service Class	—	3,640,056
Total	$—	$9,355,125
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $13,455, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $108,438, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $7,119, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $431.
16

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0202% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $17,531,278 and $7,358,852, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	663,380	$10,002,246	736,218	$12,306,356
Service Class	3,742,671	53,749,934	2,496,290	41,263,750
	4,406,051	$63,752,180	3,232,508	$53,570,106
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	345,113	$5,715,069
Service Class	—	—	222,633	3,640,056
	—	$—	567,746	$9,355,125
Shares reacquired
Initial Class	(602,667)	$(8,980,344)	(1,130,683)	$(18,993,670)
Service Class	(3,342,610)	(48,048,946)	(691,959)	(11,435,993)
	(3,945,277)	$(57,029,290)	(1,822,642)	$(30,429,663)
Net change
Initial Class	60,713	$1,021,902	(49,352)	$(972,245)
Service Class	400,061	5,700,988	2,026,964	33,467,813
	460,774	$6,722,890	1,977,612	$32,495,568
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 18%, 8%, and 4%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires
17

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $360 and $1,323, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,586,283	$18,998,605	$21,557,913	$(55)	$(164)	$2,026,756
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,545	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
18

MFS International Growth Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS International Growth Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2022
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-SEM

MFS® Government Securities Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Government Securities Portfolio
Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Mortgage-Backed Securities	50.6%
U.S. Treasury Securities	43.5%
Commercial Mortgage-Backed Securities	3.9%
Municipal Bonds	2.0%
Collateralized Debt Obligations	2.0%
Investment Grade Corporates	0.7%
U.S. Government Agencies	0.6%
Asset-Backed Securities	0.1%
Composition including fixed income credit quality (a)(i)
AAA	4.4%
AA	1.7%
A	2.2%
BBB	0.3%
U.S. Government	38.7%
Federal Agencies	51.3%
Not Rated	4.8%
Cash & Cash Equivalents	1.4%
Other	(4.8)%
Portfolio facts (i)
Average Duration (d)	6.0
Average Effective Maturity (m)	7.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Government Securities Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.58%	$1,000.00	$913.29	$2.75
	Hypothetical (h)	0.58%	$1,000.00	$1,021.92	$2.91
Service Class	Actual	0.83%	$1,000.00	$911.98	$3.93
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Government Securities Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.2%
Asset-Backed & Securitized – 5.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.145%, 11/15/2054 (i)	$3,610,643	$ 234,305
ACREC 2021-FL1 Ltd., “AS”, FLR, 3.112% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,293,000	1,237,042
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 2.824% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	671,500	652,986
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 2.724% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	1,107,000	1,050,636
AREIT 2022-CRE6 Trust, “AS”, FLR, 2.42% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	1,405,000	1,385,177
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.426%, 7/15/2054 (i)	3,655,110	291,354
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.756%, 2/15/2054 (i)	2,389,397	239,589
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.381%, 2/15/2054 (i)	7,631,704	564,657
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.27%, 3/15/2054 (i)	4,509,546	303,261
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)	6,479,933	351,465
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.385%, 7/15/2054 (i)	5,807,420	457,020
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.399%, 8/15/2054 (i)	6,791,620	541,533
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.156%, 9/15/2054 (i)	7,588,406	474,067
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 2.524% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	614,500	596,468
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 2.804% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	777,500	754,905
BXMT 2021-FL4 Ltd., “AS”, FLR, 2.624% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,344,000	1,303,038
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	267,837	255,778
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.997%, 12/15/2072 (i)(n)	4,419,959	217,246
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.436%, 2/15/2054 (i)	5,873,732	485,476
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.89%, 4/15/2054 (i)	3,309,518	159,276
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,136,000	1,110,425
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	141,384
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	115,678	115,615
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 3.074% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,110,500	1,059,543
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.544% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,526,829
MF1 2021-FL5 Ltd., “AS”, FLR, 2.648% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	664,500	646,411
MF1 2021-FL5 Ltd., “B”, FLR, 2.898% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	836,500	798,796
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.001%, 12/15/2051 (i)	6,059,525	246,150
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.421%, 5/15/2054 (i)	2,878,182	223,051
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.348%, 6/15/2054 (i)	3,537,986	248,789
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.218%, 10/15/2054 (i)	13,428,679	892,673
PFP III 2021-7 Ltd., “AS”, FLR, 2.474% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	932,953	910,637
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 2.823% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	669,079	640,861
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.123% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	206,000	199,447
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.12%, 1/15/2052 (i)(n)	3,504,211	168,357
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.676%, 8/15/2054 (i)	1,327,279	129,378
		$20,613,625
Automotive – 0.1%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$405,000	$ 399,803
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$ 519,816
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$98,000	$ 97,648
Howard University, Washington D.C., 2.801%, 10/01/2023	108,000	106,975
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	119,000	114,719
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	147,000	139,208
		$458,550
4

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$879,000	$ 927,884
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	246,000	253,790
		$1,181,674
Mortgage-Backed – 50.5%
Fannie Mae, 2.152%, 1/25/2023	$405,177	$ 403,761
Fannie Mae, 2.73%, 4/01/2023	449,933	449,720
Fannie Mae, 2.41%, 5/01/2023	567,977	566,352
Fannie Mae, 2.55%, 5/01/2023	487,738	486,630
Fannie Mae, 4.5%, 5/01/2025 - 4/01/2041	2,295,974	2,365,747
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	7,962,284	8,042,842
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	5,513,048	5,096,871
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	330,135	354,302
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	835,482	795,592
Fannie Mae, 3.5%, 12/25/2031 - 7/01/2046	4,086,473	3,743,633
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	3,272,203	3,503,057
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	2,220,117	2,330,401
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	364,982	392,980
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	471,490	451,880
Fannie Mae, 1.75%, 10/25/2041	755,027	716,881
Fannie Mae, 2.75%, 9/25/2042	333,922	326,092
Fannie Mae, 3.42%, 10/14/2052 (w)	756,199	737,330
Fannie Mae, UMBS, 1.5%, 2/01/2042	68,797	58,941
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	9,821,872	8,639,594
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 4/01/2052	14,297,304	12,949,608
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	2,592,328	2,430,553
Fannie Mae, UMBS, 3.5%, 5/01/2052	373,771	360,204
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	968,605	969,846
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	1,320,089	1,385,488
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	996,234	1,067,951
Freddie Mac, 3.06%, 7/25/2023	326,000	325,573
Freddie Mac, 1.031%, 4/25/2024 (i)	12,098,925	162,906
Freddie Mac, 0.73%, 7/25/2024 (i)	16,626,624	134,152
Freddie Mac, 3.064%, 8/25/2024	1,673,338	1,662,914
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,852,546
Freddie Mac, 2.811%, 1/25/2025	2,534,336	2,494,936
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	887,168	895,093
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	10,330,834	10,176,617
Freddie Mac, 1.48%, 3/25/2027 (i)	1,030,000	58,622
Freddie Mac, 0.711%, 7/25/2027 (i)	29,600,530	739,901
Freddie Mac, 0.558%, 8/25/2027 (i)	24,372,394	469,556
Freddie Mac, 0.428%, 1/25/2028 (i)	42,372,611	657,263
Freddie Mac, 0.435%, 1/25/2028 (i)	17,455,530	279,599
Freddie Mac, 0.27%, 2/25/2028 (i)	49,317,024	404,912
Freddie Mac, 2.5%, 3/15/2028	130,124	129,385
Freddie Mac, 0.264%, 4/25/2028 (i)	31,814,109	243,413
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	7,704,511	7,401,192
Freddie Mac, 1.218%, 7/25/2029 (i)	4,425,151	283,430
Freddie Mac, 1.268%, 8/25/2029 (i)	7,675,008	511,603
Freddie Mac, 1.914%, 4/25/2030 (i)	1,602,831	187,806
Freddie Mac, 1.984%, 4/25/2030 (i)	4,034,514	488,198
Freddie Mac, 1.766%, 5/25/2030 (i)	2,174,913	239,683
Freddie Mac, 1.905%, 5/25/2030 (i)	4,905,689	582,327
Freddie Mac, 1.436%, 6/25/2030 (i)	1,983,331	176,803
Freddie Mac, 1.704%, 8/25/2030 (i)	1,814,781	196,622
Freddie Mac, 1.262%, 9/25/2030 (i)	1,149,690	92,874
Freddie Mac, 1.172%, 11/25/2030 (i)	2,249,951	170,909
5

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.422%, 1/25/2031 (i)	$8,732,981	$ 194,148
Freddie Mac, 0.873%, 1/25/2031 (i)	3,359,280	188,395
Freddie Mac, 1.026%, 1/25/2031 (i)	2,545,825	169,334
Freddie Mac, 0.613%, 3/25/2031 (i)	6,932,629	246,865
Freddie Mac, 0.828%, 3/25/2031 (i)	2,967,667	158,231
Freddie Mac, 1.333%, 5/25/2031 (i)	1,210,235	107,970
Freddie Mac, 1.039%, 7/25/2031 (i)	1,944,368	135,990
Freddie Mac, 0.607%, 8/25/2031 (i)	2,464,361	94,490
Freddie Mac, 0.632%, 9/25/2031 (i)	8,016,720	319,376
Freddie Mac, 0.955%, 9/25/2031 (i)	2,478,687	161,845
Freddie Mac, 0.441%, 11/25/2031 (i)	11,978,818	352,739
Freddie Mac, 0.597%, 12/25/2031 (i)	11,887,771	469,932
Freddie Mac, 0.664%, 12/25/2031 (i)	1,981,491	86,821
Freddie Mac, 6.5%, 8/01/2032 (i)	157,837	170,530
Freddie Mac, 3%, 8/25/2032 (i)	900,480	847,940
Freddie Mac, 3.5%, 9/25/2032 (i)(n)	283,189	279,101
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	906,831	892,115
Freddie Mac, 6.5%, 5/01/2037	42,596	45,736
Freddie Mac, 1.75%, 8/15/2041	269,365	256,218
Freddie Mac, 3.25%, 11/25/2061	2,231,555	2,151,225
Freddie Mac, UMBS, 6.5%, 8/01/2032	17,571	18,782
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	16,275,688	14,171,613
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	368,592	357,948
Freddie Mac, UMBS, 3%, 7/01/2050 - 4/01/2052	1,580,741	1,476,069
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 4/01/2052	2,228,324	2,013,130
Freddie Mac, UMBS, 4%, 5/01/2052	773,096	769,960
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	731,551	791,678
Ginnie Mae, 5.687%, 8/20/2034	275,197	291,917
Ginnie Mae, 4%, 5/16/2039 - 8/16/2042	921,939	794,414
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	1,798,841	1,874,068
Ginnie Mae, 3.5%, 10/20/2041 - 6/20/2043	2,486,553	2,347,487
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	4,918,501	4,517,727
Ginnie Mae, 2.25%, 9/20/2043	127,868	125,999
Ginnie Mae, 3%, 4/20/2045 - 2/20/2052	3,699,164	3,527,109
Ginnie Mae, 2%, 1/20/2052	3,453,831	3,072,497
Ginnie Mae, 0.585%, 2/16/2059 (i)	752,905	28,871
Ginnie Mae, TBA, 3%, 7/21/2052	4,125,000	3,888,135
Ginnie Mae, TBA, 3.5%, 7/21/2052	3,375,000	3,279,023
Ginnie Mae, TBA, 5%, 7/21/2052	1,375,000	1,408,945
Ginnie Mae, TBA, 4.5%, 8/15/2052	1,675,000	1,692,928
Ginnie Mae, TBA, 4%, 8/18/2052	3,930,839	3,904,352
UMBS, TBA, 2%, 8/16/2037 - 8/11/2052	11,750,000	10,578,744
UMBS, TBA, 2.5%, 8/16/2037 - 8/11/2052	14,675,000	13,257,372
UMBS, TBA, 3%, 7/14/2052	2,950,000	2,746,957
UMBS, TBA, 3.5%, 7/14/2052	425,000	408,697
UMBS, TBA, 5.5%, 8/11/2052	175,000	181,125
		$176,499,639
Municipals – 2.0%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$210,000	$ 206,061
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	690,000	606,349
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	70,000	66,393
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	335,000	313,851
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	204,092	188,035
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	2,991,000	2,935,910
6

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
New York Transportation Development Corp., Special Facilities Taxable Rev., Taxable (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	$130,000	$ 129,348
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	960,000	1,091,176
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	295,000	271,428
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	690,000	689,635
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	280,000	267,913
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	225,000	209,432
		$6,975,531
U.S. Government Agencies and Equivalents – 0.7%
Small Business Administration, 4.98%, 11/01/2023	$15,841	$ 15,863
Small Business Administration, 4.77%, 4/01/2024	57,347	57,162
Small Business Administration, 5.52%, 6/01/2024	20,948	20,953
Small Business Administration, 4.99%, 9/01/2024	5,231	5,188
Small Business Administration, 5.11%, 4/01/2025	41,032	40,915
Small Business Administration, 2.21%, 2/01/2033	422,625	398,511
Small Business Administration, 2.22%, 3/01/2033	615,757	579,655
Small Business Administration, 3.15%, 7/01/2033	586,534	570,343
Small Business Administration, 3.16%, 8/01/2033	357,865	352,652
Small Business Administration, 3.62%, 9/01/2033	228,395	228,253
		$2,269,495
U.S. Treasury Obligations – 38.5%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$2,891,000	$ 3,000,203
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	2,969,427
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,126,099
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	376,454
U.S. Treasury Bonds, 1.625%, 5/15/2031	6,239,000	5,574,644
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,513,718
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	7,768,823
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	12,328,094
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	21,059,000	17,860,664
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	2,659,484
U.S. Treasury Bonds, 1.875%, 11/15/2051	2,552,000	1,914,797
U.S. Treasury Notes, 1.5%, 9/15/2022	2,500,000	2,499,134
U.S. Treasury Notes, 0.125%, 2/28/2023	13,476,800	13,247,800
U.S. Treasury Notes, 2.5%, 3/31/2023	9,000,000	8,979,609
U.S. Treasury Notes, 0.125%, 5/31/2023	8,057,000	7,857,463
U.S. Treasury Notes, 0.125%, 6/30/2023	7,893,000	7,677,484
U.S. Treasury Notes, 0.375%, 10/31/2023	2,189,900	2,116,333
U.S. Treasury Notes, 0.75%, 12/31/2023	12,875,300	12,455,847
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,336,619
U.S. Treasury Notes, 2%, 8/15/2025	438,000	424,330
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	2,760,406
U.S. Treasury Notes, 2.75%, 2/15/2028	6,000,000	5,895,234
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,413,172
U.S. Treasury Notes, 1.375%, 11/15/2031	4,361,500	3,782,920
		$134,538,758
Total Bonds (Identified Cost, $359,239,234)		$343,456,891
7

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 10.4%
Money Market Funds – 10.4%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $36,617,665)	36,617,918	$ 36,614,256
Other Assets, Less Liabilities – (8.6)%		(30,226,106)
Net Assets – 100.0%		$349,845,041
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $36,614,256 and $343,456,891, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,242,753, representing 3.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 2.823% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/2021	$669,079	$640,861
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.123% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/2021	206,000	199,447
Total Restricted Securities			$840,308
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 6/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	24	$3,327,000	September – 2022	$52,412
U.S. Treasury Note 5 yr	Short	USD	214	24,021,500	September – 2022	183,213
U.S. Treasury Ultra Bond	Short	USD	5	771,719	September – 2022	23,416
U.S. Treasury Ultra Note 10 yr	Short	USD	12	1,528,500	September – 2022	24,355
						$283,396
8

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	473	$56,065,282	September – 2022	$(758,561)
U.S. Treasury Note 2 yr	Short	USD	46	9,660,719	September – 2022	(22,472)
						$(781,033)
At June 30, 2022, the fund had liquid securities with an aggregate value of $586,058 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
9

MFS Government Securities Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $359,239,234)	$343,456,891
Investments in affiliated issuers, at value (identified cost, $36,617,665)	36,614,256
Restricted cash for MBS/TBA	317,000
Receivables for
Net daily variation margin on open futures contracts	215,872
Investments sold	10,744,375
TBA sale commitments	12,868,521
Fund shares sold	13,331
Interest and dividends	1,559,262
Other assets	1,097
Total assets	$405,790,605
Liabilities
Payables for
TBA purchase commitments	$54,518,914
Fund shares reacquired	544,264
When-issued investments purchased	767,591
Payable to affiliates
Investment adviser	2,749
Administrative services fee	369
Shareholder servicing costs	45
Distribution and/or service fees	1,678
Payable for independent Trustees' compensation	112
Accrued expenses and other liabilities	109,842
Total liabilities	$55,945,564
Net assets	$349,845,041
Net assets consist of
Paid-in capital	$392,937,209
Total distributable earnings (loss)	(43,092,168)
Net assets	$349,845,041
Shares of beneficial interest outstanding	31,126,502
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$226,498,580	20,102,154	$11.27
Service Class	123,346,461	11,024,348	11.19
See Notes to Financial Statements
10

MFS Government Securities Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Interest	$2,272,138
Dividends from affiliated issuers	77,354
Other	746
Total investment income	$2,350,238
Expenses
Management fee	$1,058,846
Distribution and/or service fees	169,325
Shareholder servicing costs	4,728
Administrative services fee	33,759
Independent Trustees' compensation	3,685
Custodian fee	14,404
Shareholder communications	5,873
Audit and tax fees	34,234
Legal fees	1,167
Miscellaneous	27,705
Total expenses	$1,353,726
Reduction of expenses by investment adviser	(62,296)
Net expenses	$1,291,430
Net investment income (loss)	$1,058,808
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(6,196,629)
Affiliated issuers	(504)
Futures contracts	(875,897)
Foreign currency	170,387
Net realized gain (loss)	$(6,902,643)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(29,402,788)
Affiliated issuers	(3,409)
Futures contracts	(819,499)
Forward foreign currency exchange contracts	(480,797)
Translation of assets and liabilities in foreign currencies	310,364
Net unrealized gain (loss)	$(30,396,129)
Net realized and unrealized gain (loss)	$(37,298,772)
Change in net assets from operations	$(36,239,964)
See Notes to Financial Statements
11

MFS Government Securities Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$1,058,808	$5,367,041
Net realized gain (loss)	(6,902,643)	1,633,434
Net unrealized gain (loss)	(30,396,129)	(15,922,369)
Change in net assets from operations	$(36,239,964)	$(8,921,894)
Total distributions to shareholders	$—	$(9,420,124)
Change in net assets from fund share transactions	$(43,167,476)	$(3,014,218)
Total change in net assets	$(79,407,440)	$(21,356,236)
Net assets
At beginning of period	429,252,481	450,608,717
At end of period	$349,845,041	$429,252,481
See Notes to Financial Statements
12

MFS Government Securities Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$12.34	$12.86	$12.45	$12.04	$12.39	$12.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.16	$0.27	$0.31	$0.30	$0.31
Net realized and unrealized gain (loss)	(1.11)	(0.40)	0.52	0.48	(0.25)	(0.03)
Total from investment operations	$(1.07)	$(0.24)	$0.79	$0.79	$0.05	$0.28
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.38)	$(0.38)	$(0.40)	$(0.40)
Net asset value, end of period (x)	$11.27	$12.34	$12.86	$12.45	$12.04	$12.39
Total return (%) (k)(r)(s)(x)	(8.67)(n)	(1.89)	6.38	6.53	0.47	2.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.62(a)	0.61	0.61	0.60	0.60	0.60
Expenses after expense reductions	0.58(a)	0.58	0.58	0.58	0.59	0.60
Net investment income (loss)	0.64(a)	1.29	2.11	2.53	2.45	2.45
Portfolio turnover	140(n)	314	154	47	35	24
Net assets at end of period (000 omitted)	$226,499	$276,951	$290,413	$298,414	$310,387	$364,445
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$12.27	$12.79	$12.38	$11.96	$12.31	$12.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.13	$0.24	$0.28	$0.26	$0.27
Net realized and unrealized gain (loss)	(1.10)	(0.40)	0.52	0.48	(0.24)	(0.02)
Total from investment operations	$(1.08)	$(0.27)	$0.76	$0.76	$0.02	$0.25
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.35)	$(0.34)	$(0.37)	$(0.36)
Net asset value, end of period (x)	$11.19	$12.27	$12.79	$12.38	$11.96	$12.31
Total return (%) (k)(r)(s)(x)	(8.80)(n)	(2.14)	6.12	6.35	0.17	2.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87(a)	0.86	0.86	0.85	0.85	0.85
Expenses after expense reductions	0.83(a)	0.83	0.83	0.83	0.84	0.85
Net investment income (loss)	0.39(a)	1.04	1.86	2.27	2.20	2.20
Portfolio turnover	140(n)	314	154	47	35	24
Net assets at end of period (000 omitted)	$123,346	$152,301	$160,196	$164,201	$171,938	$212,050

See Notes to Financial Statements
13

MFS Government Securities Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
15

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts.The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$136,808,253	$—	$136,808,253
Municipal Bonds	—	6,975,531	—	6,975,531
U.S. Corporate Bonds	—	2,559,843	—	2,559,843
Residential Mortgage-Backed Securities	—	176,499,639	—	176,499,639
Commercial Mortgage-Backed Securities	—	13,490,508	—	13,490,508
Asset-Backed Securities (including CDOs)	—	7,123,117	—	7,123,117
Mutual Funds	36,614,256	—	—	36,614,256
Total	$36,614,256	$343,456,891	$—	$380,071,147
Other Financial Instruments
Futures Contracts – Assets	$283,396	$—	$—	$283,396
Futures Contracts – Liabilities	(781,033)	—	—	(781,033)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$283,396	$(781,033)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(875,897)
16

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(819,499)	$—
Foreign Exchange	—	(480,797)
Total	$(819,499)	$(480,797)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
17

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or
18

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$9,420,124
The federal tax cost and the tax basis components of distributable earnings were as follows:
19

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/22
Cost of investments	$398,975,441
Gross appreciation	461,087
Gross depreciation	(19,365,381)
Net unrealized appreciation (depreciation)	$(18,904,294)
As of 12/31/21
Undistributed ordinary income	6,870,469
Capital loss carryforwards	(24,176,824)
Other temporary differences	(310,364)
Net unrealized appreciation (depreciation)	10,764,515
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(4,831,240)
Long-Term	(19,345,584)
Total	$(24,176,824)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$6,321,329
Service Class	—	3,098,795
Total	$—	$9,420,124
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $27,088, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.58% of average daily net assets for the Initial Class shares and 0.83% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $35,208, which is included in the reduction of total expenses in the Statement of Operations.
20

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $4,500, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $228.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0176% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$531,395,365	$552,079,013
Non-U.S. Government securities	2,170,652	10,698,987
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	99,681	$1,154,593	1,560,415	$19,830,990
Service Class	147,196	1,686,726	1,405,435	17,566,861
	246,877	$2,841,319	2,965,850	$37,397,851
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	508,145	$6,321,329
Service Class	—	—	250,307	3,098,795
	—	$—	758,452	$9,420,124
21

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(2,432,845)	$(28,228,894)	(2,207,397)	$(27,733,951)
Service Class	(1,532,146)	(17,779,901)	(1,768,881)	(22,098,242)
	(3,964,991)	$(46,008,795)	(3,976,278)	$(49,832,193)
Net change
Initial Class	(2,333,164)	$(27,074,301)	(138,837)	$(1,581,632)
Service Class	(1,384,950)	(16,093,175)	(113,139)	(1,432,586)
	(3,718,114)	$(43,167,476)	(251,976)	$(3,014,218)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 31% and 9%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $778 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$102,834,176	$142,269,991	$208,485,998	$(504)	$(3,409)	$36,614,256
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$77,354	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as
22

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
23

MFS Government Securities Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
24

MFS Government Securities Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
25

Semiannual Report
June 30, 2022
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-SEM

MFS® High Yield Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS High Yield Portfolio
Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	7.9%
Medical & Health Technology & Services	6.3%
Gaming & Lodging	6.3%
Midstream	5.0%
Building	4.0%
Composition including fixed income credit quality (a)(i)
BBB	2.4%
BB	46.6%
B	35.9%
CCC	11.6%
C (o)	0.0%
Not Rated	(1.0)%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	3.2%
Other	1.0%
Portfolio facts (i)
Average Duration (d)	4.4
Average Effective Maturity (m)	6.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS High Yield Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.72%	$1,000.00	$860.47	$3.32
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$860.25	$4.47
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS High Yield Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.8%
Aerospace & Defense – 2.2%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$440,000	$ 397,650
Bombardier, Inc., 7.125%, 6/15/2026 (n)		492,000	405,644
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		1,070,000	852,234
Moog, Inc., 4.25%, 12/15/2027 (n)		1,336,000	1,157,631
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,100,000	1,060,125
TransDigm, Inc., 6.375%, 6/15/2026		985,000	920,975
TransDigm, Inc., 5.5%, 11/15/2027		725,000	615,075
TransDigm, Inc., 4.625%, 1/15/2029		614,000	494,282
			$5,903,616
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 0%, (0% cash or 2.291% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)		$1,293,263	$ 129
Automotive – 2.6%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$1,325,000	$ 1,280,579
Dana, Inc., 5.375%, 11/15/2027		566,000	490,432
Dana, Inc., 4.25%, 9/01/2030		480,000	372,577
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		725,000	535,413
Ford Motor Co., 5.113%, 5/03/2029		720,000	645,461
Ford Motor Co., 4.75%, 1/15/2043		820,000	584,114
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		965,000	914,034
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,070,000	996,641
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		700,000	530,872
Wabash National Corp., 4.5%, 10/15/2028 (n)		200,000	153,000
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		645,000	455,428
			$6,958,551
Broadcasting – 2.7%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$870,000	$ 745,999
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		1,280,000	1,025,574
iHeartCommunications, Inc., 8.375%, 5/01/2027		250,000	198,670
Netflix, Inc., 5.875%, 11/15/2028		855,000	835,942
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		950,000	831,692
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		810,000	725,475
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	297,348	239,780
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$1,140,000	954,206
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,775,000	1,476,001
			$7,033,339
Brokerage & Asset Managers – 1.9%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$730,000	$ 622,106
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,425,000	1,330,812
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,122,000	959,938
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		635,000	542,535
NFP Corp., 4.875%, 8/15/2028 (n)		815,000	698,023
NFP Corp., 6.875%, 8/15/2028 (n)		881,000	726,860
			$4,880,274
Building – 3.9%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,830,000	$ 1,567,413
Advanced Drainage Systems, Inc., 6.375%, 6/15/2030 (n)		560,000	546,879
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		490,000	358,925
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,300,000	1,013,649
4

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Interface, Inc., 5.5%, 12/01/2028 (n)	$1,200,000	$ 1,016,533
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	605,000	486,882
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	719,000	614,745
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	510,000	317,836
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	1,045,000	966,625
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	730,000	617,018
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	905,000	714,023
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	473,000	404,415
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	1,227,000	967,796
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	240,000	177,028
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	715,000	572,000
		$10,341,767
Business Services – 2.0%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$418,000	$ 397,675
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	1,150,000	1,006,250
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	515,000	462,310
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	760,000	686,698
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	640,000	578,166
Paysafe Finance PLC, 4%, 6/15/2029 (n)	580,000	418,109
Switch Ltd., 3.75%, 9/15/2028 (n)	879,000	869,463
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	880,000	855,800
		$5,274,471
Cable TV – 7.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	$665,000	$ 627,594
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	2,900,000	2,480,225
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	1,375,000	1,141,632
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	1,395,000	1,136,925
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	760,000	587,100
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	450,000	389,250
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	1,595,000	1,160,410
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	840,000	655,200
DISH DBS Corp., 7.75%, 7/01/2026	505,000	393,647
DISH DBS Corp., 5.25%, 12/01/2026 (n)	800,000	627,072
DISH DBS Corp., 5.125%, 6/01/2029	675,000	410,157
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	882,000	822,756
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	325,000	271,375
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	1,195,000	951,519
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	793,000	685,945
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,055,000	1,872,619
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,600,000	1,411,840
Videotron Ltd., 5.125%, 4/15/2027 (n)	970,000	902,740
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	1,200,000	951,000
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	1,665,000	1,377,736
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,715,000	1,345,265
		$20,202,007
Chemicals – 2.4%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$834,000	$ 749,432
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	1,410,000	1,151,082
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	758,000	609,779
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	967,000	797,901
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	690,000	573,252
Ingevity Corp., 3.875%, 11/01/2028 (n)	1,125,000	942,187
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	640,000	539,200
5

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	$300,000	$ 252,702
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	1,051,000	822,408
		$6,437,943
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$600,000	$ 547,259
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	245,000	204,700
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	1,145,000	940,045
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	880,000	760,100
PTC, Inc., 3.625%, 2/15/2025 (n)	920,000	870,118
PTC, Inc., 4%, 2/15/2028 (n)	85,000	76,812
		$3,399,034
Computer Software - Systems – 1.8%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$1,810,000	$ 1,798,687
Fair Isaac Corp., 4%, 6/15/2028 (n)	250,000	221,460
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,400,000	1,305,584
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	1,225,000	1,025,957
Virtusa Corp., 7.125%, 12/15/2028 (n)	610,000	490,166
		$4,841,854
Conglomerates – 2.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$663,000	$ 590,070
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	1,685,000	1,478,587
Gates Global LLC, 6.25%, 1/15/2026 (n)	970,000	899,675
Griffon Corp., 5.75%, 3/01/2028	1,214,000	1,101,996
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	961,000	736,434
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	715,000	688,188
TriMas Corp., 4.125%, 4/15/2029 (n)	2,023,000	1,726,974
		$7,221,924
Construction – 1.4%
Empire Communities Corp., 7%, 12/15/2025 (n)	$760,000	$ 600,400
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	510,000	416,477
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	705,000	515,224
Meritage Homes Corp., 3.875%, 4/15/2029 (n)	835,000	692,140
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	905,000	812,022
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	938,000	739,692
		$3,775,955
Consumer Products – 1.3%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$135,000	$ 119,351
Mattel, Inc., 3.375%, 4/01/2026 (n)	783,000	718,344
Mattel, Inc., 5.875%, 12/15/2027 (n)	546,000	533,748
Mattel, Inc., 5.45%, 11/01/2041	315,000	276,492
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	845,000	785,997
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	420,000	348,264
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	815,000	548,087
		$3,330,283
Consumer Services – 3.9%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$320,000	$ 293,642
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	840,000	710,926
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	465,000	337,670
ANGI Group LLC, 3.875%, 8/15/2028 (n)	1,184,000	901,496
6

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	$935,000	$ 762,600
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	1,848,000	1,558,030
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	643,000	588,071
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	80,000	63,000
Match Group, Inc., 5%, 12/15/2027 (n)	865,000	801,834
Match Group, Inc., 4.625%, 6/01/2028 (n)	1,205,000	1,092,453
Match Group, Inc., 4.125%, 8/01/2030 (n)	365,000	304,813
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	665,000	504,283
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	605,000	447,700
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	1,464,000	1,205,853
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	701,000	660,692
		$10,233,063
Containers – 2.8%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$610,000	$ 452,473
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	550,000	469,463
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	950,000	762,375
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	1,105,000	787,931
Ball Corp., 3.125%, 9/15/2031	595,000	479,951
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	1,428,000	1,114,097
Crown Americas LLC, 5.25%, 4/01/2030 (n)	800,000	750,000
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,470,000	1,356,075
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	485,000	461,536
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	835,000	782,899
		$7,416,800
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$1,270,000	$ 938,908
Electronics – 1.7%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$440,000	$ 307,564
Entegris, Inc., 4.375%, 4/15/2028 (n)	425,000	375,063
Entegris, Inc., 3.625%, 5/01/2029 (n)	570,000	476,651
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	745,000	735,434
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,365,000	1,310,400
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	740,000	629,872
Synaptics, Inc., 4%, 6/15/2029 (n)	935,000	759,201
		$4,594,185
Energy - Independent – 3.3%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$730,000	$ 742,607
CNX Resources Corp., 6%, 1/15/2029 (n)	835,000	780,057
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	1,085,000	971,541
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	625,000	590,598
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	550,000	492,140
Occidental Petroleum Corp., 5.875%, 9/01/2025	745,000	741,759
Occidental Petroleum Corp., 6.625%, 9/01/2030	1,476,000	1,520,280
Occidental Petroleum Corp., 6.6%, 3/15/2046	600,000	637,200
SM Energy Co., 5.625%, 6/01/2025	550,000	519,750
SM Energy Co., 6.5%, 7/15/2028	520,000	478,247
Southwestern Energy Co., 6.2%, 1/23/2025	65,400	64,608
Southwestern Energy Co., 8.375%, 9/15/2028	455,000	479,456
Southwestern Energy Co., 5.375%, 3/15/2030	650,000	598,000
		$8,616,243
7

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 2.6%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$2,025,000	$ 1,568,444
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	790,000	570,601
Carnival Corp. PLC, 6%, 5/01/2029 (n)	245,000	172,139
Life Time, Inc., 5.75%, 1/15/2026 (n)	825,000	739,588
Life Time, Inc., 8%, 4/15/2026 (n)	245,000	218,356
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	728,000	691,600
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	655,000	517,450
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	610,000	478,783
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	475,000	345,263
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	1,195,000	830,525
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	995,000	841,959
		$6,974,708
Financial Institutions – 2.5%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$645,169	$ 511,675
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	935,000	880,768
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	2,418,878	1,832,300
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	1,093,000	843,018
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,055,000	915,149
OneMain Finance Corp., 6.875%, 3/15/2025	540,000	511,790
OneMain Finance Corp., 7.125%, 3/15/2026	305,000	281,890
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	1,090,000	857,089
		$6,633,679
Food & Beverages – 3.5%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$1,440,000	$ 1,408,824
BellRing Brands, Inc., 7%, 3/15/2030 (n)	990,000	933,075
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	1,735,000	1,501,747
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,230,000	1,138,666
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	994,000	943,505
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,300,000	1,096,901
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	1,314,000	1,073,183
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,205,000	1,053,399
		$9,149,300
Gaming & Lodging – 6.2%
Boyd Gaming Corp., 4.75%, 12/01/2027	$570,000	$ 515,850
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	405,000	342,233
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	645,000	501,488
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/2025 (n)	695,000	664,635
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	867,000	837,739
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	618,000	562,644
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	1,400,000	1,187,408
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,140,000	905,588
International Game Technology PLC, 4.125%, 4/15/2026 (n)	1,305,000	1,181,025
International Game Technology PLC, 6.25%, 1/15/2027 (n)	330,000	320,966
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	985,000	819,203
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)	310,000	264,098
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	535,000	404,423
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	354,000	250,136
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	737,000	626,450
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	1,070,000	1,017,838
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	900,000	821,979
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	415,000	393,794
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	474,000	407,674
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	245,000	211,415
8

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	$1,135,000	$ 998,315
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	1,145,000	1,001,486
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	500,000	428,245
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	280,000	208,212
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	575,000	397,469
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,028,000	633,248
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	555,000	437,118
		$16,340,679
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$400,000	$ 342,331
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	540,000	452,250
APi Escrow Corp., 4.75%, 10/15/2029 (n)	1,260,000	1,017,450
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	640,000	558,790
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	1,246,000	1,062,215
		$3,433,036
Insurance - Health – 0.3%
Centene Corp., 3%, 10/15/2030	$1,025,000	$ 849,469
Insurance - Property & Casualty – 1.4%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$1,515,000	$ 1,344,381
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	740,000	592,394
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	340,000	318,291
Hub International Ltd., 5.625%, 12/01/2029 (n)	840,000	693,884
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	781,000	679,470
		$3,628,420
Machinery & Tools – 0.4%
Terex Corp., 5%, 5/15/2029 (n)	$1,265,000	$ 1,075,250
Medical & Health Technology & Services – 6.2%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$1,120,000	$ 968,800
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,325,000	1,214,628
Catalent, Inc., 3.125%, 2/15/2029 (n)	1,967,000	1,613,792
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	2,306,000	2,001,262
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	575,000	522,163
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,435,000	875,350
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	360,000	273,564
DaVita, Inc., 4.625%, 6/01/2030 (n)	765,000	596,594
Encompass Health Corp., 5.75%, 9/15/2025	515,000	505,764
Encompass Health Corp., 4.75%, 2/01/2030	810,000	678,812
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	1,200,000	1,142,796
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	1,310,000	1,239,391
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	380,000	325,591
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	675,000	656,438
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	1,436,000	1,216,046
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)	1,476,000	1,263,131
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)	377,000	347,813
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	785,000	702,980
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)	715,000	252,038
		$16,396,953
Medical Equipment – 0.5%
Teleflex, Inc., 4.625%, 11/15/2027	$1,375,000	$ 1,268,438
9

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 3.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,140,000	$ 994,354
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	1,043,000	722,526
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	985,000	891,425
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	670,000	546,451
Ero Copper Corp., 6.5%, 2/15/2030 (n)	423,000	339,457
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	1,390,000	1,134,435
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	901,000	729,352
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,772,000	1,475,226
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	645,000	488,187
Novelis Corp., 3.25%, 11/15/2026 (n)	561,000	474,199
Novelis Corp., 4.75%, 1/30/2030 (n)	1,005,000	835,336
Novelis Corp., 3.875%, 8/15/2031 (n)	488,000	375,853
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)	469,400	469,400
		$9,476,201
Midstream – 4.9%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$619,000	$ 552,581
Cheniere Energy Partners LP, 4%, 3/01/2031	1,445,000	1,228,684
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	826,000	700,035
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	1,296,000	1,085,400
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	92,000	88,199
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	145,000	134,821
EQM Midstream Partners LP, 5.5%, 7/15/2028	2,175,000	1,877,831
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	480,000	389,702
Kinetik Holdings, Inc., 6%, 6/15/2030 (n)	956,000	910,700
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	1,425,000	1,211,492
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,385,000	1,413,393
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	983,000	896,105
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	1,205,000	1,054,044
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	855,000	730,615
Western Midstream Operating LP, 5.3%, 2/01/2030	463,000	400,495
Western Midstream Operation LP, 4.65%, 7/01/2026	320,000	301,600
		$12,975,697
Network & Telecom – 0.4%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$1,227,000	$ 1,067,411
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$675,000	$ 638,327
Oils – 0.5%
Parkland Corp., 4.625%, 5/01/2030 (n)	$1,525,000	$ 1,237,130
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$1,110,000	$ 941,165
NCR Corp., 5.125%, 4/15/2029 (n)	590,000	498,987
		$1,440,152
Pharmaceuticals – 1.7%
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	$1,770,000	$ 942,525
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	530,000	275,600
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	1,650,000	1,467,702
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	1,111,000	983,235
10

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	$1,026,000	$ 885,264
		$4,554,326
Pollution Control – 0.9%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$320,000	$ 301,990
GFL Environmental, Inc., 4%, 8/01/2028 (n)	945,000	779,625
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	330,000	273,075
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	410,000	330,050
Stericycle, Inc., 3.875%, 1/15/2029 (n)	968,000	791,340
		$2,476,080
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$830,000	$ 551,886
Taseko Mines Ltd., 7%, 2/15/2026 (n)	635,000	540,458
		$1,092,344
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,255,000	$ 999,859
Real Estate - Other – 0.4%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, REIT, 5.875%, 10/01/2028 (n)	$160,000	$ 146,030
XHR LP, REIT, 4.875%, 6/01/2029 (n)	920,000	789,229
		$935,259
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$730,000	$ 560,275
Retailers – 1.2%
Asbury Automotive Group, Inc., 4.5%, 3/01/2028	$75,000	$ 65,062
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	699,000	577,549
Bath & Body Works, Inc., 5.25%, 2/01/2028	2,270,000	1,915,199
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	965,000	727,137
		$3,284,947
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$675,000	$ 628,216
Specialty Stores – 1.0%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$940,000	$ 785,636
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	550,000	432,284
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	655,000	431,658
Penske Automotive Group Co., 3.75%, 6/15/2029	1,324,000	1,102,442
		$2,752,020
Supermarkets – 0.8%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$1,395,000	$ 1,246,182
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	905,000	732,429
		$1,978,611
Telecommunications - Wireless – 3.2%
Altice France S.A., 6%, 2/15/2028 (n)	$1,235,000	$ 876,591
SBA Communications Corp., 3.875%, 2/15/2027	919,000	838,854
SBA Communications Corp., 3.125%, 2/01/2029	1,725,000	1,411,912
Sprint Capital Corp., 6.875%, 11/15/2028	1,815,000	1,908,509
11

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Corp., 7.125%, 6/15/2024	$360,000	$ 369,450
Sprint Corp., 7.625%, 3/01/2026	2,185,000	2,302,174
T-Mobile USA, Inc., 2.625%, 4/15/2026	800,000	726,000
		$8,433,490
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$540,000	$ 449,658
Utilities - Electric Power – 3.2%
Calpine Corp., 4.5%, 2/15/2028 (n)	$1,240,000	$ 1,125,768
Calpine Corp., 5.125%, 3/15/2028 (n)	1,225,000	1,078,368
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	655,000	589,292
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	1,905,000	1,535,849
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	674,000	644,748
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	146,000	139,065
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	815,000	754,922
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	850,000	807,863
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,585,000	1,435,598
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	480,000	411,115
		$8,522,588
Total Bonds (Identified Cost, $296,474,835)		$250,652,869
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	10,678	$ 293,645
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (u)	147,380	$ 124,591
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$ 320,663
Total Common Stocks (Identified Cost, $1,383,335)		$738,899
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	$1,117	$ 5,026
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	1,117	4,468
Total Contingent Value Rights (Identified Cost, $0)		$9,494
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u) (Identified Cost, $0)	GBP 1.14	3/16/21	11,113	$ 967

12

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $9,017,059)	9,017,108	$ 9,016,207
Other Assets, Less Liabilities – 1.5%		3,986,812
Net Assets – 100.0%		$264,405,248
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,016,207 and $251,402,229, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $212,900,069, representing 80.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 6/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	362,716	EUR	329,180	BNP Paribas S.A.	7/15/2022	$17,532
Liability Derivatives
GBP	10,226	USD	13,423	Brown Brothers Harriman	7/15/2022	$(973)
GBP	42,024	USD	55,056	HSBC Bank	7/15/2022	(3,894)
GBP	13,844	USD	18,176	JPMorgan Chase Bank N.A.	7/15/2022	(1,321)
						$(6,188)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	41	$4,859,781	September – 2022	$71,739
13

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	14	$1,940,750	September – 2022	$(30,020)
U.S. Treasury Ultra Bond	Long	USD	2	308,687	September – 2022	(9,109)
						$(39,129)
At June 30, 2022, the fund had cash collateral of $30,770 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
14

MFS High Yield Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $297,858,170)	$251,402,229
Investments in affiliated issuers, at value (identified cost, $9,017,059)	9,016,207
Deposits with brokers for
Futures contracts	30,770
Receivables for
Forward foreign currency exchange contracts	17,532
Fund shares sold	1,730
Interest and dividends	4,370,473
Receivable from investment adviser	4,740
Other assets	872
Total assets	$264,844,553
Liabilities
Payables for
Forward foreign currency exchange contracts	$6,188
Net daily variation margin on open futures contracts	13,315
Investments purchased	124,352
Fund shares reacquired	192,724
Payable to affiliates
Administrative services fee	295
Shareholder servicing costs	62
Distribution and/or service fees	416
Payable for independent Trustees' compensation	100
Accrued expenses and other liabilities	101,853
Total liabilities	$439,305
Net assets	$264,405,248
Net assets consist of
Paid-in capital	$333,043,963
Total distributable earnings (loss)	(68,638,715)
Net assets	$264,405,248
Shares of beneficial interest outstanding	55,042,560
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$234,217,220	48,677,685	$4.81
Service Class	30,188,028	6,364,875	4.74
See Notes to Financial Statements
15

MFS High Yield Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Interest	$7,702,204
Other	11,583
Dividends	9,696
Dividends from affiliated issuers	9,193
Income on securities loaned	39
Total investment income	$7,732,715
Expenses
Management fee	$1,054,032
Distribution and/or service fees	43,064
Shareholder servicing costs	7,044
Administrative services fee	27,483
Independent Trustees' compensation	3,137
Custodian fee	10,708
Shareholder communications	13,975
Audit and tax fees	43,047
Legal fees	909
Miscellaneous	19,681
Total expenses	$1,223,080
Reduction of expenses by investment adviser	(96,495)
Net expenses	$1,126,585
Net investment income (loss)	$6,606,130
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,159,260)
Affiliated issuers	(338)
Futures contracts	54,827
Forward foreign currency exchange contracts	20,500
Foreign currency	(886)
Net realized gain (loss)	$(2,085,157)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(49,163,579)
Affiliated issuers	(852)
Futures contracts	55,434
Forward foreign currency exchange contracts	5,175
Translation of assets and liabilities in foreign currencies	(53)
Net unrealized gain (loss)	$(49,103,875)
Net realized and unrealized gain (loss)	$(51,189,032)
Change in net assets from operations	$(44,582,902)
See Notes to Financial Statements
16

MFS High Yield Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$6,606,130	$14,093,588
Net realized gain (loss)	(2,085,157)	6,154,664
Net unrealized gain (loss)	(49,103,875)	(8,806,930)
Change in net assets from operations	$(44,582,902)	$11,441,322
Total distributions to shareholders	$—	$(16,802,373)
Change in net assets from fund share transactions	$(27,901,665)	$(9,041,399)
Total change in net assets	$(72,484,567)	$(14,402,450)
Net assets
At beginning of period	336,889,815	351,292,265
At end of period	$264,405,248	$336,889,815
See Notes to Financial Statements
17

MFS High Yield Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$5.59	$5.68	$5.72	$5.28	$5.77	$5.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.25	$0.27	$0.28	$0.28
Net realized and unrealized gain (loss)	(0.90)	(0.03)	0.03(g)	0.50	(0.45)	0.10
Total from investment operations	$(0.78)	$0.20	$0.28	$0.77	$(0.17)	$0.38
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.32)	$(0.33)	$(0.32)	$(0.39)
Net asset value, end of period (x)	$4.81	$5.59	$5.68	$5.72	$5.28	$5.77
Total return (%) (k)(r)(s)(x)	(13.95)(n)	3.49	5.09	14.81	(3.08)	6.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78(a)	0.78	0.78	0.77	0.77	0.78
Expenses after expense reductions	0.72(a)	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	4.42(a)	4.13	4.50	4.78	4.91	4.78
Portfolio turnover	17(n)	63	54	59	40	49
Net assets at end of period (000 omitted)	$234,217	$298,460	$310,121	$324,544	$320,380	$384,393
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$5.51	$5.61	$5.65	$5.22	$5.70	$5.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.23	$0.25	$0.26	$0.26
Net realized and unrealized gain (loss)	(0.88)	(0.05)	0.03(g)	0.49	(0.43)	0.10
Total from investment operations	$(0.77)	$0.17	$0.26	$0.74	$(0.17)	$0.36
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.30)	$(0.31)	$(0.31)	$(0.38)
Net asset value, end of period (x)	$4.74	$5.51	$5.61	$5.65	$5.22	$5.70
Total return (%) (k)(r)(s)(x)	(13.97)(n)	3.08	4.85	14.44	(3.24)	6.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03(a)	1.03	1.03	1.02	1.02	1.03
Expenses after expense reductions	0.97(a)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	4.17(a)	3.88	4.25	4.54	4.66	4.54
Portfolio turnover	17(n)	63	54	59	40	49
Net assets at end of period (000 omitted)	$30,188	$38,430	$41,171	$43,696	$44,995	$58,499

See Notes to Financial Statements
18

MFS High Yield Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

MFS High Yield Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
20

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$320,663	$320,663
Luxembourg	—	293,645	—	293,645
Mexico	—	—	124,591	124,591
United Kingdom	—	—	967	967
U.S. Corporate Bonds	—	216,935,459	—	216,935,459
Asset-Backed Securities (including CDOs)	—	129	—	129
Foreign Bonds	—	33,726,775	—	33,726,775
Mutual Funds	9,016,207	—	—	9,016,207
Total	$9,016,207	$250,956,008	$446,221	$260,418,436
Other Financial Instruments
Futures Contracts – Assets	$71,739	$—	$—	$71,739
Futures Contracts – Liabilities	(39,129)	—	—	(39,129)
Forward Foreign Currency Exchange Contracts – Assets	—	17,532	—	17,532
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,188)	—	(6,188)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/21	$444,737
Change in unrealized appreciation or depreciation	1,484
Balance as of 6/30/22	$446,221
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Notes to Financial Statements (unaudited) - continued
The net change in unrealized appreciation or depreciation from investments held as level 3 at June 30, 2022 is $1,484. At June 30, 2022, the fund held three level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$71,739	$(39,129)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	17,532	(6,188)
Total		$89,271	$(45,317)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$54,827	$—
Foreign Exchange	—	20,500
Total	$54,827	$20,500
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$55,434	$—
Foreign Exchange	—	5,175
Total	$55,434	$5,175
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the
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MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of
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Notes to Financial Statements (unaudited) - continued
the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$16,802,373
The federal tax cost and the tax basis components of distributable earnings were as follows:
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MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/22
Cost of investments	$308,447,476
Gross appreciation	21,072
Gross depreciation	(48,050,112)
Net unrealized appreciation (depreciation)	$(48,029,040)
As of 12/31/21
Undistributed ordinary income	15,311,606
Capital loss carryforwards	(40,576,996)
Other temporary differences	12
Net unrealized appreciation (depreciation)	1,209,565
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(40,576,996)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$14,930,072
Service Class	—	1,872,301
Total	$—	$16,802,373
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $21,187, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $75,308, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
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Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $6,613, which equated to 0.0044% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $431.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0183% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $86,460.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $49,120,849 and $66,735,477, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	490,305	$2,584,485	2,767,138	$15,658,509
Service Class	94,306	482,951	492,471	2,759,659
	584,611	$3,067,436	3,259,609	$18,418,168
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,666,936	$14,828,166
Service Class	—	—	341,038	1,872,301
	—	$—	3,007,974	$16,700,467
Shares reacquired
Initial Class	(5,234,046)	$(27,388,176)	(6,600,705)	$(37,426,650)
Service Class	(698,814)	(3,580,925)	(1,202,510)	(6,733,384)
	(5,932,860)	$(30,969,101)	(7,803,215)	$(44,160,034)
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Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Net change
Initial Class	(4,743,741)	$(24,803,691)	(1,166,631)	$(6,939,975)
Service Class	(604,508)	(3,097,974)	(369,001)	(2,101,424)
	(5,348,249)	$(27,901,665)	(1,535,632)	$(9,041,399)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 20%, 7%, and 6%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $606 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,123,705	$28,295,314	$30,401,622	$(338)	$(852)	$9,016,207
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,193	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a
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Notes to Financial Statements (unaudited) - continued
result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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MFS High Yield Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS High Yield Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
30

Semiannual Report
June 30, 2022
MFS®  Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II
MIS-SEM

MFS® Massachusetts Investors Growth Stock Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	11.5%
Alphabet, Inc., “A”	7.8%
Apple, Inc.	5.1%
Accenture PLC, “A”	3.5%
Visa, Inc., “A”	3.5%
Colgate-Palmolive Co.	2.6%
Church & Dwight Co., Inc.	2.5%
Electronic Arts, Inc.	2.3%
ICON PLC	2.2%
American Tower Corp., REIT	2.2%
GICS equity sectors (g)
Information Technology	37.3%
Health Care	14.4%
Communication Services	12.0%
Consumer Discretionary	10.6%
Consumer Staples	8.4%
Industrials	6.4%
Financials	5.9%
Real Estate	2.2%
Materials	1.2%
Utilities	1.0%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Massachusetts Investors Growth Stock Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.77%	$1,000.00	$797.24	$3.43
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
Service Class	Actual	1.02%	$1,000.00	$796.45	$4.54
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.73%, $3.25, and $3.66 for Initial Class and 0.98%, $4.37, and $4.91 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
3

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Apparel Manufacturers – 3.4%
Adidas AG	54,422	$ 9,624,642
LVMH Moet Hennessy Louis Vuitton SE	12,943	7,889,956
NIKE, Inc., “B”	132,181	13,508,898
		$31,023,496
Automotive – 0.7%
Aptiv PLC (a)	66,673	$ 5,938,564
Brokerage & Asset Managers – 1.9%
Blackstone, Inc.	46,072	$ 4,203,149
Charles Schwab Corp.	207,780	13,127,540
		$17,330,689
Business Services – 9.9%
Accenture PLC, “A”	115,449	$ 32,054,415
Cognizant Technology Solutions Corp., “A”	98,143	6,623,671
Equifax, Inc.	74,487	13,614,734
Fidelity National Information Services, Inc.	143,274	13,133,927
Fiserv, Inc. (a)	215,908	19,209,335
Verisk Analytics, Inc., “A”	30,707	5,315,075
		$89,951,157
Cable TV – 0.9%
Charter Communications, Inc., “A” (a)	17,122	$ 8,022,171
Computer Software – 13.2%
Adobe Systems, Inc. (a)	20,906	$ 7,652,850
Black Knight, Inc. (a)	118,240	7,731,714
Microsoft Corp.	405,292	104,091,144
		$119,475,708
Computer Software - Systems – 5.1%
Apple, Inc.	339,779	$ 46,454,585
Construction – 2.4%
Otis Worldwide Corp.	151,398	$ 10,699,297
Sherwin-Williams Co.	47,393	10,611,766
		$21,311,063
Consumer Products – 5.6%
Church & Dwight Co., Inc.	241,061	$ 22,336,712
Colgate-Palmolive Co.	291,577	23,366,981
Estee Lauder Cos., Inc., “A”	20,361	5,185,336
		$50,889,029
Electrical Equipment – 5.2%
Amphenol Corp., “A”	304,795	$ 19,622,702
Fortive Corp.	281,491	15,307,481
TE Connectivity Ltd.	110,081	12,455,665
		$47,385,848
4

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.9%
Analog Devices, Inc.	67,419	$ 9,849,242
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	88,178	7,208,551
Texas Instruments, Inc.	61,537	9,455,160
		$26,512,953
Food & Beverages – 2.8%
McCormick & Co., Inc.	135,310	$ 11,264,558
PepsiCo, Inc.	82,479	13,745,950
		$25,010,508
General Merchandise – 1.0%
Dollarama, Inc.	148,956	$ 8,577,236
Health Maintenance Organizations – 0.8%
Cigna Corp.	28,567	$ 7,527,976
Insurance – 3.1%
Aon PLC	61,606	$ 16,613,906
Marsh & McLennan Cos., Inc.	70,233	10,903,673
		$27,517,579
Internet – 8.8%
Alphabet, Inc., “A” (a)	32,189	$ 70,148,200
Tencent Holdings Ltd.	201,100	9,082,663
		$79,230,863
Leisure & Toys – 2.3%
Electronic Arts, Inc.	171,925	$ 20,914,676
Medical & Health Technology & Services – 2.2%
ICON PLC (a)	92,767	$ 20,102,609
Medical Equipment – 11.0%
Abbott Laboratories	83,774	$ 9,102,045
Agilent Technologies, Inc.	55,674	6,612,401
Becton, Dickinson and Co.	70,035	17,265,729
Boston Scientific Corp. (a)	456,118	16,999,518
Danaher Corp.	46,565	11,805,159
STERIS PLC	53,643	11,058,504
Stryker Corp.	40,338	8,024,438
Thermo Fisher Scientific, Inc.	34,643	18,820,849
		$99,688,643
Other Banks & Diversified Financials – 5.5%
Mastercard, Inc., “A”	32,626	$ 10,292,851
Moody's Corp.	30,851	8,390,546
Visa, Inc., “A”	159,727	31,448,649
		$50,132,046
Pharmaceuticals – 0.4%
Roche Holding AG	10,051	$ 3,353,843
Railroad & Shipping – 1.4%
Union Pacific Corp.	60,521	$ 12,907,919
5

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.7%
Starbucks Corp.	201,686	$ 15,406,794
Specialty Stores – 3.9%
Alibaba Group Holding Ltd. (a)	947,372	$ 13,510,084
Ross Stores, Inc.	189,656	13,319,541
TJX Cos., Inc.	152,504	8,517,348
		$35,346,973
Telecommunications - Wireless – 2.2%
American Tower Corp., REIT	76,938	$ 19,664,583
Utilities - Electric Power – 1.1%
Xcel Energy, Inc.	134,251	$ 9,499,601
Total Common Stocks (Identified Cost, $507,046,595)		$899,177,112
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $5,602,267)	5,602,312	$ 5,601,752
Other Assets, Less Liabilities – 0.0%		146,342
Net Assets – 100.0%		$904,925,206
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,601,752 and $899,177,112, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $507,046,595)	$899,177,112
Investments in affiliated issuers, at value (identified cost, $5,602,267)	5,601,752
Receivables for
Fund shares sold	253,824
Dividends	566,114
Other assets	2,377
Total assets	$905,601,179
Liabilities
Payables for
Fund shares reacquired	$475,104
Payable to affiliates
Investment adviser	36,757
Administrative services fee	888
Shareholder servicing costs	160
Distribution and/or service fees	5,066
Payable for independent Trustees' compensation	29
Accrued expenses and other liabilities	157,969
Total liabilities	$675,973
Net assets	$904,925,206
Net assets consist of
Paid-in capital	$345,145,588
Total distributable earnings (loss)	559,779,618
Net assets	$904,925,206
Shares of beneficial interest outstanding	41,497,903
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$537,623,310	24,460,486	$21.98
Service Class	367,301,896	17,037,417	21.56
See Notes to Financial Statements
7

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$5,532,162
Dividends from affiliated issuers	4,008
Foreign taxes withheld	(76,120)
Total investment income	$5,460,050
Expenses
Management fee	$3,817,789
Distribution and/or service fees	514,705
Shareholder servicing costs	17,675
Administrative services fee	81,591
Independent Trustees' compensation	8,025
Custodian fee	29,278
Shareholder communications	16,828
Audit and tax fees	31,465
Legal fees	2,864
Miscellaneous	17,539
Total expenses	$4,537,759
Reduction of expenses by investment adviser	(72,043)
Net expenses	$4,465,716
Net investment income (loss)	$994,334
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$36,308,411
Affiliated issuers	(660)
Foreign currency	(1,622)
Net realized gain (loss)	$36,306,129
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(273,997,961)
Affiliated issuers	(515)
Translation of assets and liabilities in foreign currencies	(9,426)
Net unrealized gain (loss)	$(274,007,902)
Net realized and unrealized gain (loss)	$(237,701,773)
Change in net assets from operations	$(236,707,439)
See Notes to Financial Statements
8

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$994,334	$571,880
Net realized gain (loss)	36,306,129	131,578,854
Net unrealized gain (loss)	(274,007,902)	126,850,492
Change in net assets from operations	$(236,707,439)	$259,001,226
Total distributions to shareholders	$—	$(148,535,842)
Change in net assets from fund share transactions	$(48,368,455)	$9,979,941
Total change in net assets	$(285,075,894)	$120,445,325
Net assets
At beginning of period	1,190,001,100	1,069,555,775
At end of period	$904,925,206	$1,190,001,100
See Notes to Financial Statements
9

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$27.57	$25.06	$22.58	$17.60	$18.60	$15.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.04	$0.06	$0.11	$0.13	$0.11
Net realized and unrealized gain (loss)	(5.63)	6.24	4.80	6.71	0.16	4.16
Total from investment operations	$(5.59)	$6.28	$4.86	$6.82	$0.29	$4.27
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.11)	$(0.13)	$(0.12)	$(0.12)
From net realized gain	—	(3.70)	(2.27)	(1.71)	(1.17)	(0.93)
Total distributions declared to shareholders	$—	$(3.77)	$(2.38)	$(1.84)	$(1.29)	$(1.05)
Net asset value, end of period (x)	$21.98	$27.57	$25.06	$22.58	$17.60	$18.60
Total return (%) (k)(r)(s)(x)	(20.28)(n)	25.97	22.53	39.95	0.81	28.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.78	0.79	0.79	0.80	0.81
Expenses after expense reductions	0.77(a)	0.76	0.78	0.78	0.79	0.80
Net investment income (loss)	0.30(a)	0.15	0.27	0.51	0.65	0.66
Portfolio turnover	7(n)	15	33	22	23	21
Net assets at end of period (000 omitted)	$537,623	$714,524	$641,267	$603,369	$493,783	$562,471

See Notes to Financial Statements
10

MFS Massachusetts Investors Growth Stock Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$27.07	$24.67	$22.27	$17.38	$18.38	$15.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.03)	$0.00(w)	$0.05	$0.08	$0.07
Net realized and unrealized gain (loss)	(5.52)	6.14	4.72	6.62	0.16	4.10
Total from investment operations	$(5.51)	$6.11	$4.72	$6.67	$0.24	$4.17
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.05)	$(0.07)	$(0.07)	$(0.07)
From net realized gain	—	(3.70)	(2.27)	(1.71)	(1.17)	(0.93)
Total distributions declared to shareholders	$—	$(3.71)	$(2.32)	$(1.78)	$(1.24)	$(1.00)
Net asset value, end of period (x)	$21.56	$27.07	$24.67	$22.27	$17.38	$18.38
Total return (%) (k)(r)(s)(x)	(20.35)(n)	25.66	22.20	39.58	0.58	28.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.03	1.04	1.04	1.05	1.06
Expenses after expense reductions	1.02(a)	1.01	1.03	1.03	1.04	1.05
Net investment income (loss)	0.05(a)	(0.10)	0.02	0.26	0.40	0.41
Portfolio turnover	7(n)	15	33	22	23	21
Net assets at end of period (000 omitted)	$367,302	$475,478	$428,289	$402,228	$319,950	$369,950
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of
12

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$899,177,112	$—	$—	$899,177,112
Mutual Funds	5,601,752	—	—	5,601,752
Total	$904,778,864	$—	$—	$904,778,864
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
13

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$6,118,487
Long-term capital gains	142,417,355
Total distributions	$148,535,842
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$512,648,862
Gross appreciation	416,097,647
Gross depreciation	(23,967,645)
Net unrealized appreciation (depreciation)	$392,130,002
As of 12/31/21
Undistributed ordinary income	16,601,169
Undistributed long-term capital gain	115,033,560
Other temporary differences	6,007
Net unrealized appreciation (depreciation)	664,846,321
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$89,257,028
Service Class	—	59,278,814
Total	$—	$148,535,842
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until
14

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $72,043, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2022. For the six months ended June 30, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement. Effective August 1, 2022, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.73% of average daily net assets for the Initial Class shares and 0.98% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $17,001, which equated to 0.0033% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $674.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0160% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $668,031. The sales transactions resulted in net realized gains (losses) of $134,647.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $69,884,911 and $119,072,039, respectively.
15

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	185,136	$4,514,251	301,917	$8,152,931
Service Class	830,942	19,568,733	638,576	16,756,952
	1,016,078	$24,082,984	940,493	$24,909,883
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,431,643	$89,257,028
Service Class	—	—	2,318,295	59,278,814
	—	$—	5,749,938	$148,535,842
Shares reacquired
Initial Class	(1,642,260)	$(40,128,601)	(3,409,834)	$(91,134,490)
Service Class	(1,355,129)	(32,322,838)	(2,755,500)	(72,331,294)
	(2,997,389)	$(72,451,439)	(6,165,334)	$(163,465,784)
Net change
Initial Class	(1,457,124)	$(35,614,350)	323,726	$6,275,469
Service Class	(524,187)	(12,754,105)	201,371	3,704,472
	(1,981,311)	$(48,368,455)	525,097	$9,979,941
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $2,048 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,764,975	$71,239,910	$70,401,958	$(660)	$(515)	$5,601,752
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,008	$—
16

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
17

MFS Massachusetts Investors Growth Stock Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Massachusetts Investors Growth Stock Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2022
MFS®  U.S. Government
Money Market Portfolio
MFS® Variable Insurance Trust II
MKS-SEM

MFS® U.S. Government Money Market Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS U.S. Government Money Market Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS U.S. Government Money Market Portfolio
Portfolio Composition
Portfolio structure (u)
Composition including fixed income credit quality (a)(u)
A-1+	53.6%
A-1	46.2%
Other Assets Less Liabilities	0.2%
Maturity breakdown (u)
0 - 7 days	35.8%
8 - 29 days	56.8%
30 - 59 days	4.5%
60 - 89 days	2.7%
90 - 365 days	0.0%
Other Assets Less Liabilities	0.2%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS U.S. Government Money Market Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.22%	$1,000.00	$1,000.44	$1.09
	Hypothetical (h)	0.22%	$1,000.00	$1,023.70	$1.10
Service Class	Actual	0.21%	$1,000.00	$1,000.44	$1.04
	Hypothetical (h)	0.21%	$1,000.00	$1,023.75	$1.05
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
As more fully disclosed in Note 3 in the Notes to Financial Statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.
3

MFS U.S. Government Money Market Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 78.0%
Fannie Mae, 1.196%, due 8/31/2022	$4,200,000	$ 4,191,602
Federal Farm Credit Bank, 0.862%, due 7/06/2022	16,850,000	16,848,011
Federal Farm Credit Bank, 1.369%, due 7/13/2022	1,000,000	999,550
Federal Farm Credit Bank, 1.47%, due 7/20/2022	10,750,000	10,741,773
Federal Home Loan Bank, 1.369%, due 7/06/2022	4,560,000	4,559,145
Federal Home Loan Bank, 1.369%, due 7/13/2022	6,840,000	6,836,922
Federal Home Loan Bank, 0.862%, due 7/18/2022	4,300,000	4,298,274
Freddie Mac, 1.034%, due 8/17/2022	11,608,000	11,592,542
Freddie Mac, 1.805%, due 9/06/2022	2,750,000	2,740,890
U.S. Treasury Bill, 0.669%, due 7/05/2022	7,751,000	7,750,432
U.S. Treasury Bill, 0.725%, due 7/07/2022	6,924,000	6,923,175
U.S. Treasury Bill, 1.065%, due 7/12/2022	14,000,000	13,995,508
U.S. Treasury Bill, 0.862%, due 7/12/2022	9,392,000	9,389,561
U.S. Treasury Bill, 0.913%, due 7/14/2022	26,000,000	25,991,550
U.S. Treasury Bill, 1.065%, due 7/19/2022	12,205,000	12,198,592
U.S. Treasury Bill, 1.09%, due 7/21/2022	50,300,000	50,269,960
U.S. Treasury Bill, 1.146%, due 7/26/2022	10,906,000	10,897,442
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$200,224,929
Repurchase Agreements – 21.8%
Bank of America Corp. Repurchase Agreement, 1.44%, dated 6/30/2022, due 7/01/2022, total to be received $27,909,116 (secured by U.S. Treasury and Federal Agency obligations valued at $28,476,618)	$27,908,000	$ 27,908,000
JPMorgan Chase & Co. Repurchase Agreement, 1.48%, dated 6/30/2022, due 7/01/2022, total to be received $27,962,150 (secured by U.S. Treasury and Federal Agency obligations valued at $28,521,393)	27,961,000	27,961,000
Total Repurchase Agreements, at Cost and Value		$55,869,000
Other Assets, Less Liabilities – 0.2%		518,763
Net Assets – 100.0%		$256,612,692
(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
4

MFS U.S. Government Money Market Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at cost and value	$200,224,929
Investments in unaffiliated repurchase agreements, at cost and value	55,869,000
Cash	887
Receivables for
Fund shares sold	863,849
Interest	2,266
Other assets	881
Total assets	$256,961,812
Liabilities
Payables for
Fund shares reacquired	$280,742
Payable to affiliates
Investment adviser	5,412
Administrative services fee	285
Shareholder servicing costs	34
Accrued expenses and other liabilities	62,647
Total liabilities	$349,120
Net assets	$256,612,692
Net assets consist of
Paid-in capital	$256,587,492
Total distributable earnings (loss)	25,200
Net assets	$256,612,692
Shares of beneficial interest outstanding	256,807,223
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$156,991,058	157,110,269	$1.00
Service Class	99,621,634	99,696,954	1.00
See Notes to Financial Statements
5

MFS U.S. Government Money Market Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Interest	$383,319
Other	5,295
Total investment income	$388,614
Expenses
Management fee	$514,131
Distribution and/or service fees	127,284
Shareholder servicing costs	3,569
Administrative services fee	24,297
Independent Trustees' compensation	2,674
Custodian fee	6,748
Shareholder communications	4,820
Audit and tax fees	19,776
Legal fees	791
Miscellaneous	16,431
Total expenses	$720,521
Reduction of expenses by investment adviser and distributor	(445,122)
Net expenses	$275,399
Net investment income (loss)	$113,215
Change in net assets from operations	$113,215
See Notes to Financial Statements
6

MFS U.S. Government Money Market Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$113,215	$0
Net realized gain (loss)	0	25,200
Change in net assets from operations	$113,215	$25,200
Total distributions to shareholders	$(113,215)	$—
Change in net assets from fund share transactions	$1,599,687	$(15,934,157)
Total change in net assets	$1,599,687	$(15,908,957)
Net assets
At beginning of period	255,013,005	270,921,962
At end of period	$256,612,692	$255,013,005
See Notes to Financial Statements
7

MFS U.S. Government Money Market Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)
Net realized and unrealized gain (loss)	0.00	0.00(w)	0.00(w)	0.00(w)	—	0.00(w)
Total from investment operations	$0.00(w)	$0.00(w)	$0.00(w)	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	0.04(n)	0.00	0.22	1.63	1.26	0.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46(a)	0.46	0.52	0.56	0.56	0.56
Expenses after expense reductions	0.22(a)	0.04	0.24	0.55	0.55	0.54
Net investment income (loss)	0.09(a)	0.00	0.20	1.63	1.25	0.29
Net assets at end of period (000 omitted)	$156,991	$149,896	$155,937	$149,689	$160,304	$168,107
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)
Net realized and unrealized gain (loss)	0.00	0.00(w)	0.00(w)	0.00(w)	—	0.00(w)
Total from investment operations	$0.00(w)	$0.00(w)	$0.00(w)	$0.02	$0.01	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	0.04(n)	0.00	0.22	1.63	1.26	0.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.71	0.77	0.81	0.81	0.81
Expenses after expense reductions	0.21(a)	0.04	0.25	0.55	0.55	0.55
Net investment income (loss)	0.09(a)	0.00	0.21	1.64	1.24	0.27
Net assets at end of period (000 omitted)	$99,622	$105,117	$114,985	$114,543	$128,156	$146,428
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
8

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS U.S. Government Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$256,093,929	$—	$256,093,929
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At June 30, 2022, the fund had investments in repurchase agreements with a gross value of $55,869,000 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
9

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2021, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$256,093,929
As of 12/31/21
Undistributed ordinary income	25,200
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$68,961	$—
Service Class	44,254	—
Total	$113,215	$—
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until
10

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $18,095, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed to voluntarily waive receipt of the fund's management fee in order to avoid a negative yield. For the six months ended June 30, 2022, this voluntary waiver amounted to $291,686 and had the effect of reducing the management fee by 0.23% of average daily net assets on an annualized basis. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.16% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.45% of average daily net assets for each of the Initial Class and Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, the fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement. MFS has also agreed to voluntarily reimburse the fund’s operating expenses in order to avoid a negative yield. For the six months ended June 30, 2022, this voluntary reimbursement amounted to $8,057 and had the effect of reducing operating expenses by 0.01% of average daily net assets on an annualized basis.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. MFD has agreed in writing to waive the entire 0.25% distribution and/or service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this waiver amounted to $127,284, which is included in the reduction of total expenses in the Statement of Operations. The distribution and/or service fees incurred for the six months ended June 30, 2022 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $3,404, which equated to 0.0026% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $165.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0189% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
(4)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
11

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22	Year ended 12/31/21
Shares sold
Initial Class	25,118,694	41,542,048
Service Class	13,134,820	26,866,611
	38,253,514	68,408,659
Shares issued to shareholders in reinvestment of distributions
Initial Class	68,961	—
Service Class	44,254	—
	113,215	—
Shares reacquired
Initial Class	(18,087,083)	(47,603,051)
Service Class	(18,679,959)	(36,739,765)
	(36,767,042)	(84,342,816)
Net change
Initial Class	7,100,572	(6,061,003)
Service Class	(5,500,885)	(9,873,154)
	1,599,687	(15,934,157)
(5)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $467 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(6)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(7)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
12

MFS U.S. Government Money Market Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings Information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/vit2 after choosing “Click here for access to Money Market fund reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
13

Semiannual Report
June 30, 2022
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-SEM

MFS® Research International Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Research International Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Roche Holding AG	3.6%
Novo Nordisk A.S., “B”	3.6%
Nestle S.A.	3.3%
Linde PLC	2.7%
Schneider Electric SE	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.2%
AIA Group Ltd.	1.7%
Hitachi Ltd.	1.7%
British American Tobacco PLC	1.6%
London Stock Exchange Group	1.5%
Global equity sectors (k)
Capital Goods	22.3%
Financial Services	20.7%
Health Care	13.4%
Technology	12.3%
Consumer Cyclicals	9.5%
Consumer Staples	9.4%
Energy	8.0%
Telecommunications/Cable Television	3.2%
Issuer country weightings (x)
Japan	19.0%
United Kingdom	13.1%
Switzerland	12.9%
France	9.0%
Germany	8.5%
United States	8.2%
Hong Kong	4.8%
Denmark	4.0%
China	3.5%
Other Countries	17.0%
Currency exposure weightings (y)
Euro	28.0%
Japanese Yen	19.0%
British Pound Sterling	13.4%
Swiss Franc	12.9%
Hong Kong Dollar	7.4%
United States Dollar	6.4%
Danish Krone	4.0%
Australian Dollar	3.4%
Canadian Dollar	2.2%
Other Currencies	3.3%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Research International Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.96%	$1,000.00	$792.47	$4.27
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
Service Class	Actual	1.21%	$1,000.00	$791.93	$5.38
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Research International Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 0.7%
MTU Aero Engines Holding AG	12,974	$ 2,361,643
Airlines – 0.4%
Ryanair Holdings PLC, ADR (a)	18,901	$ 1,271,092
Alcoholic Beverages – 2.1%
Diageo PLC	109,206	$ 4,693,323
Kirin Holdings Co. Ltd.	124,400	1,959,795
		$6,653,118
Apparel Manufacturers – 4.5%
Adidas AG	17,482	$ 3,091,728
Burberry Group PLC	44,792	894,760
Compagnie Financiere Richemont S.A.	29,815	3,174,666
LVMH Moet Hennessy Louis Vuitton SE	11,609	7,076,760
		$14,237,914
Automotive – 1.7%
Bridgestone Corp.	49,200	$ 1,794,959
Continental AG	16,376	1,141,222
Koito Manufacturing Co. Ltd.	61,600	1,954,510
Michelin (CGDE)	20,014	544,791
		$5,435,482
Brokerage & Asset Managers – 4.0%
Euronext N.V.	50,341	$ 4,109,603
Hong Kong Exchanges & Clearing Ltd.	76,900	3,782,867
London Stock Exchange Group	51,561	4,790,241
		$12,682,711
Business Services – 1.2%
Nomura Research Institute Ltd.	108,000	$ 2,873,526
Secom Co. Ltd.	15,000	926,776
		$3,800,302
Computer Software – 2.6%
Cadence Design Systems, Inc. (a)	17,360	$ 2,604,521
Naver Corp.	7,833	1,447,874
NetEase.com, Inc., ADR	45,437	4,241,999
		$8,294,394
Computer Software - Systems – 5.3%
Amadeus IT Group S.A. (a)	49,223	$ 2,742,165
Constellation Software, Inc.	2,157	3,202,103
Fujitsu Ltd.	24,900	3,113,417
Hitachi Ltd.	112,700	5,347,602
Samsung Electronics Co. Ltd.	55,376	2,431,017
		$16,836,304
Construction – 0.9%
Techtronic Industries Co. Ltd.	260,500	$ 2,717,277
4

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.7%
Kao Corp.	46,400	$ 1,871,321
Reckitt Benckiser Group PLC	47,255	3,549,201
		$5,420,522
Consumer Services – 0.9%
Carsales.com Ltd.	63,643	$ 807,865
Carsales.com Ltd. (a)	15,143	192,221
Persol Holdings Co. Ltd.	61,000	1,108,682
SEEK Ltd.	55,606	806,023
		$2,914,791
Electrical Equipment – 3.3%
Legrand S.A.	44,835	$ 3,310,552
Schneider Electric SE	59,893	7,086,154
		$10,396,706
Electronics – 2.4%
ASML Holding N.V.	2,328	$ 1,112,104
Kyocera Corp.	38,000	2,032,193
NXP Semiconductors N.V.	12,485	1,848,155
Taiwan Semiconductor Manufacturing Co. Ltd.	167,804	2,686,354
		$7,678,806
Energy - Independent – 1.1%
Woodside Energy Group Ltd.	152,748	$ 3,357,029
Energy - Integrated – 2.9%
Eni S.p.A.	291,920	$ 3,465,434
Galp Energia SGPS S.A., “B”	309,971	3,633,270
Idemitsu Kosan Co. Ltd.	84,200	2,029,289
		$9,127,993
Energy - Renewables – 0.4%
Orsted A/S	12,773	$ 1,335,149
Food & Beverages – 4.0%
Danone S.A.	39,300	$ 2,193,483
Nestle S.A.	88,996	10,388,849
		$12,582,332
Food & Drug Stores – 0.2%
Sugi Holdings Co. Ltd.	17,800	$ 780,587
Gaming & Lodging – 1.2%
Aristocrat Leisure Ltd.	56,790	$ 1,347,672
Flutter Entertainment PLC (a)	10,657	1,069,475
Whitbread PLC	41,594	1,254,671
		$3,671,818
Insurance – 5.8%
AIA Group Ltd.	499,600	$ 5,415,071
Aon PLC	17,424	4,698,904
Beazley PLC	272,791	1,657,022
Hiscox Ltd.	127,546	1,463,187
5

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	8,048	$ 1,588,595
Zurich Insurance Group AG	8,537	3,712,945
		$18,535,724
Internet – 0.8%
Tencent Holdings Ltd.	58,100	$ 2,624,081
Leisure & Toys – 0.5%
Yamaha Corp.	36,900	$ 1,522,995
Machinery & Tools – 6.8%
Daikin Industries Ltd.	27,300	$ 4,376,290
GEA Group AG	75,379	2,598,094
Kubota Corp.	200,600	2,996,876
Ritchie Bros. Auctioneers, Inc.	22,357	1,454,629
Schindler Holding AG	13,026	2,375,558
SMC Corp.	8,700	3,877,425
Toyota Industries Corp.	42,700	2,643,573
Weir Group PLC	87,525	1,452,198
		$21,774,643
Major Banks – 5.4%
Barclays PLC	1,448,264	$ 2,699,463
BNP Paribas S.A.	88,070	4,186,870
Mitsubishi UFJ Financial Group, Inc.	281,000	1,510,623
NatWest Group PLC	1,625,624	4,319,879
UBS Group AG	280,384	4,520,096
		$17,236,931
Medical Equipment – 3.1%
ConvaTec Group PLC	663,689	$ 1,812,947
Koninklijke Philips N.V.	100,577	2,166,490
QIAGEN N.V. (a)	86,863	4,068,955
Terumo Corp.	65,300	1,967,471
		$10,015,863
Metals & Mining – 1.2%
Glencore PLC	734,022	$ 3,977,081
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	338,900	$ 1,578,579
Natural Gas - Pipeline – 1.2%
APA Group	179,544	$ 1,396,694
TC Energy Corp.	43,974	2,277,957
		$3,674,651
Other Banks & Diversified Financials – 3.4%
HDFC Bank Ltd.	145,408	$ 2,482,003
Julius Baer Group Ltd.	49,540	2,285,384
Macquarie Group Ltd.	25,680	2,916,043
Visa, Inc., “A”	15,770	3,104,955
		$10,788,385
6

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 10.3%
Bayer AG	44,949	$ 2,671,756
Kyowa Kirin Co. Ltd.	161,300	3,625,922
Merck KGaA	9,342	1,576,182
Novo Nordisk A.S., “B”	103,051	11,429,542
Roche Holding AG	34,315	11,450,315
Santen Pharmaceutical Co. Ltd.	258,500	2,027,152
		$32,780,869
Printing & Publishing – 0.4%
Wolters Kluwer N.V.	14,118	$ 1,369,421
Real Estate – 2.1%
ESR Cayman Ltd. (a)	632,000	$ 1,707,498
Grand City Properties S.A.	118,278	1,596,469
LEG Immobilien SE	39,077	3,240,023
		$6,543,990
Restaurants – 0.9%
Yum China Holdings, Inc.	57,811	$ 2,803,834
Specialty Chemicals – 7.6%
Akzo Nobel N.V.	35,408	$ 2,323,566
Croda International PLC	41,062	3,235,015
Kansai Paint Co. Ltd.	77,000	981,796
Linde PLC	30,091	8,638,702
Nitto Denko Corp.	43,500	2,814,932
Sika AG	12,875	2,967,056
Symrise AG	29,989	3,263,691
		$24,224,758
Specialty Stores – 0.5%
Ocado Group PLC (a)	56,960	$ 541,664
ZOZO, Inc.	50,800	915,433
		$1,457,097
Telecommunications - Wireless – 2.7%
Advanced Info Service Public Co. Ltd.	260,400	$ 1,432,550
Cellnex Telecom S.A.	46,855	1,818,236
KDDI Corp.	112,300	3,549,931
SoftBank Group Corp.	47,500	1,832,713
		$8,633,430
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	86,536	$ 1,502,657
Tobacco – 1.6%
British American Tobacco PLC	120,470	$ 5,161,282
Utilities - Electric Power – 2.0%
CLP Holdings Ltd.	202,000	$ 1,675,868
E.ON SE	166,627	1,398,331
Iberdrola S.A.	332,318	3,446,308
		$6,520,507
Total Common Stocks (Identified Cost, $305,844,103)		$314,282,748
7

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	54,066	$ 29,450
Issuer
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $168,491)	168,508	$ 168,491
Other Assets, Less Liabilities – 1.1%		3,551,079
Net Assets – 100.0%		$318,031,768
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $168,491 and $314,312,198, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
8

MFS Research International Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $305,844,103)	$314,312,198
Investments in affiliated issuers, at value (identified cost, $168,491)	168,491
Foreign currency, at value (identified cost, $90,397)	91,015
Receivables for
Investments sold	2,599,156
Fund shares sold	98,867
Interest and dividends	1,812,653
Other assets	1,239
Total assets	$319,083,619
Liabilities
Payables for
Investments purchased	$748,115
Fund shares reacquired	121,216
Payable to affiliates
Investment adviser	9,410
Administrative services fee	345
Shareholder servicing costs	78
Distribution and/or service fees	1,675
Payable for independent Trustees' compensation	857
Deferred country tax expense payable	24,731
Accrued expenses and other liabilities	145,424
Total liabilities	$1,051,851
Net assets	$318,031,768
Net assets consist of
Paid-in capital	$254,397,248
Total distributable earnings (loss)	63,634,520
Net assets	$318,031,768
Shares of beneficial interest outstanding	21,104,202
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$196,987,212	12,990,580	$15.16
Service Class	121,044,556	8,113,622	14.92
See Notes to Financial Statements
9

MFS Research International Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$5,751,476
Dividends from affiliated issuers	5,637
Income on securities loaned	4,445
Other	41
Foreign taxes withheld	(537,231)
Total investment income	$5,224,368
Expenses
Management fee	$1,614,434
Distribution and/or service fees	162,358
Shareholder servicing costs	7,688
Administrative services fee	31,768
Independent Trustees' compensation	4,252
Custodian fee	50,982
Shareholder communications	6,953
Audit and tax fees	31,885
Legal fees	1,327
Miscellaneous	14,911
Total expenses	$1,926,558
Reduction of expenses by investment adviser	(43,378)
Net expenses	$1,883,180
Net investment income (loss)	$3,341,188
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $142,225 country tax)	$41,151,241
Affiliated issuers	(13)
Foreign currency	(75,511)
Net realized gain (loss)	$41,075,717
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $210,895 decrease in deferred country tax)	$(129,652,510)
Translation of assets and liabilities in foreign currencies	(92,978)
Net unrealized gain (loss)	$(129,745,488)
Net realized and unrealized gain (loss)	$(88,669,771)
Change in net assets from operations	$(85,328,583)
See Notes to Financial Statements
10

MFS Research International Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$3,341,188	$4,590,838
Net realized gain (loss)	41,075,717	6,940,928
Net unrealized gain (loss)	(129,745,488)	44,344,578
Change in net assets from operations	$(85,328,583)	$55,876,344
Total distributions to shareholders	$—	$(28,944,311)
Change in net assets from fund share transactions	$(125,480,216)	$11,923,218
Total change in net assets	$(210,808,799)	$38,855,251
Net assets
At beginning of period	528,840,567	489,985,316
At end of period	$318,031,768	$528,840,567
See Notes to Financial Statements
11

MFS Research International Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$19.13	$18.14	$16.96	$14.07	$17.05	$13.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.18	$0.17	$0.31	$0.25	$0.22
Net realized and unrealized gain (loss)	(4.13)	1.91	1.92	3.51	(2.56)	3.59
Total from investment operations	$(3.97)	$2.09	$2.09	$3.82	$(2.31)	$3.81
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.34)	$(0.24)	$(0.25)	$(0.30)
From net realized gain	—	(0.94)	(0.57)	(0.69)	(0.42)	—
Total distributions declared to shareholders	$—	$(1.10)	$(0.91)	$(0.93)	$(0.67)	$(0.30)
Net asset value, end of period (x)	$15.16	$19.13	$18.14	$16.96	$14.07	$17.05
Total return (%) (k)(r)(s)(x)	(20.75)(n)	11.57	12.95	28.04	(14.12)	28.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98(a)	0.96	0.98	0.99	0.98	1.00
Expenses after expense reductions	0.96(a)	0.95	0.96	0.96	0.97	0.99
Net investment income (loss)	1.91(a)(l)	0.96	1.06	1.99	1.51	1.44
Portfolio turnover	13(n)	23	28	24	25	27
Net assets at end of period (000 omitted)	$196,987	$387,370	$369,243	$356,291	$302,386	$341,613

See Notes to Financial Statements
12

MFS Research International Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$18.84	$17.90	$16.74	$13.90	$16.84	$13.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.13	$0.14	$0.26	$0.21	$0.19
Net realized and unrealized gain (loss)	(4.07)	1.88	1.89	3.47	(2.53)	3.52
Total from investment operations	$(3.92)	$2.01	$2.03	$3.73	$(2.32)	$3.71
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.30)	$(0.20)	$(0.20)	$(0.25)
From net realized gain	—	(0.94)	(0.57)	(0.69)	(0.42)	—
Total distributions declared to shareholders	$—	$(1.07)	$(0.87)	$(0.89)	$(0.62)	$(0.25)
Net asset value, end of period (x)	$14.92	$18.84	$17.90	$16.74	$13.90	$16.84
Total return (%) (k)(r)(s)(x)	(20.81)(n)	11.27	12.71	27.67	(14.32)	27.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24(a)	1.22	1.23	1.24	1.23	1.25
Expenses after expense reductions	1.21(a)	1.20	1.21	1.21	1.22	1.24
Net investment income (loss)	1.78(a)(l)	0.69	0.87	1.65	1.27	1.26
Portfolio turnover	13(n)	23	28	24	25	27
Net assets at end of period (000 omitted)	$121,045	$141,471	$120,742	$100,445	$66,789	$80,634
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Research International Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading
14

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$60,435,789	$—	$—	$60,435,789
United Kingdom	41,501,934	—	—	41,501,934
Switzerland	40,904,319	—	—	40,904,319
France	28,508,213	—	—	28,508,213
Germany	27,008,094	—	—	27,008,094
United States	22,483,832	—	—	22,483,832
Hong Kong	15,298,581	—	—	15,298,581
Denmark	12,764,691	—	—	12,764,691
China	11,248,493	—	—	11,248,493
Other Countries	52,533,481	1,624,771	—	54,158,252
Mutual Funds	168,491	—	—	168,491
Total	$312,855,918	$1,624,771	$—	$314,480,689
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from
15

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$6,016,271
Long-term capital gains	22,928,040
Total distributions	$28,944,311
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/22
Cost of investments	$308,901,026
Gross appreciation	44,437,473
Gross depreciation	(38,857,810)
Net unrealized appreciation (depreciation)	$5,579,663
As of 12/31/21
Undistributed ordinary income	10,499,955
Undistributed long-term capital gain	3,270,374
Other temporary differences	(14,238)
Net unrealized appreciation (depreciation)	135,207,012
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$21,510,111
Service Class	—	7,434,200
Total	$—	$28,944,311
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $25,252, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.96% of average daily net assets for the Initial Class shares and 1.21% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $18,126, which is included in the reduction of total expenses in the Statements of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
17

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $7,141, which equated to 0.0040% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $547.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0177% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $33,158.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $52,030,942 and $49,417,368, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	219,647	$3,711,507	1,505,288	$28,286,847
Service Class	1,943,888	31,635,678	1,163,923	21,941,026
	2,163,535	$35,347,185	2,669,211	$50,227,873
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,130,326	$21,510,111
Service Class	—	—	396,279	7,434,200
	—	$—	1,526,605	$28,944,311
Shares reacquired
Initial Class	(7,483,633)	$(139,235,978)	(2,738,021)	$(52,292,691)
Service Class	(1,339,509)	(21,591,423)	(796,926)	(14,956,275)
	(8,823,142)	$(160,827,401)	(3,534,947)	$(67,248,966)
Net change
Initial Class	(7,263,986)	$(135,524,471)	(102,407)	$(2,495,733)
Service Class	604,379	10,044,255	763,276	14,418,951
	(6,659,607)	$(125,480,216)	660,869	$11,923,218
18

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 23%, 8%, and 4%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $926 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,858,779	$32,688,780	$38,379,055	$(13)	$—	$168,491
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,637	$—
(8)  Redemptions In-Kind
On January 10, 2022, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $130,118,114. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $42,503,070 for the fund. For tax purposes, no gains were recognized with respect to the portfolio securities redeemed in-kind.
(9)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
19

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
(10)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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MFS Research International Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Research International Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
22

Semiannual Report
June 30, 2022
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II
TKS-SEM

MFS® Technology Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Technology Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	13.0%
Alphabet, Inc., “A”	9.9%
Amazon.com, Inc.	8.6%
Mastercard, Inc., “A”	5.1%
Adobe Systems, Inc.	3.4%
Global Payments, Inc.	2.9%
NVIDIA Corp.	2.7%
Booking Holdings, Inc.	2.6%
Intuit, Inc.	2.2%
Visa, Inc., “A”	2.2%
Top five industries
Computer Software	24.8%
Business Services	17.1%
Internet	11.8%
Specialty Stores	8.6%
Electronics	8.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Technology Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.87%	$1,000.00	$689.70	$3.64
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$688.72	$4.69
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Technology Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.1%
Brokerage & Asset Managers – 2.5%
Charles Schwab Corp.	15,043	$ 950,417
CME Group, Inc.	4,791	980,718
Tradeweb Markets, Inc.	7,684	524,433
		$2,455,568
Business Services – 17.1%
Accenture PLC, “A”	6,534	$ 1,814,165
Clarivate PLC (a)	19,922	276,119
Cognizant Technology Solutions Corp., “A”	6,476	437,065
Endava PLC, ADR (a)	9,405	830,179
Equifax, Inc.	3,204	585,627
Fidelity National Information Services, Inc.	21,835	2,001,614
FleetCor Technologies, Inc. (a)	6,296	1,322,853
Global Payments, Inc.	26,270	2,906,514
Morningstar, Inc.	2,106	509,294
MSCI, Inc.	1,189	490,046
Paya, Inc. (a)	110,306	724,710
PayPal Holdings, Inc. (a)	15,183	1,060,381
TaskUs, Inc., “A” (a)	16,099	271,429
Thoughtworks Holding, Inc. (a)	42,053	593,368
TransUnion	7,087	566,889
Verisk Analytics, Inc., “A”	4,961	858,700
WEX, Inc. (a)	11,012	1,713,027
		$16,961,980
Cable TV – 0.6%
Charter Communications, Inc., “A” (a)	1,344	$ 629,704
Computer Software – 24.8%
Adobe Systems, Inc. (a)	9,285	$ 3,398,867
Asana, Inc. (a)	1,417	24,911
Atlassian Corp. PLC, “A” (a)	2,502	468,875
Avalara, Inc. (a)	2,900	204,740
Black Knight, Inc. (a)	15,471	1,011,649
Dun & Bradstreet Holdings, Inc. (a)	41,818	628,525
Freshworks, Inc, “A” (a)(l)	6,342	83,397
Intuit, Inc.	5,748	2,215,509
Microsoft Corp. (s)	50,281	12,913,669
Paycor HCM, Inc. (a)	20,901	543,426
Qualtrics International, “A” (a)	8,110	101,456
RAKUS Co. Ltd.	12,500	147,314
RingCentral, Inc. (a)	5,098	266,421
Salesforce, Inc. (a)	12,808	2,113,832
Topicus.com, Inc. (a)	7,467	421,324
		$24,543,915
Computer Software - Systems – 6.5%
Apple, Inc. (s)	8,563	$ 1,170,733
Constellation Software, Inc.	597	886,256
Descartes Systems Group, Inc. (a)	12,093	751,491
Hitachi Ltd.	10,300	488,734
HubSpot, Inc. (a)	1,646	494,870
Nuvei Corp. (a)	5,740	207,616
Q2 Holdings, Inc. (a)	7,340	283,104
4

MFS Technology Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
ServiceNow, Inc. (a)	4,191	$ 1,992,904
Wix.com Ltd. (a)	1,567	102,717
		$6,378,425
Consumer Services – 2.6%
Booking Holdings, Inc. (a)	1,467	$ 2,565,768
Electronics – 8.3%
Advanced Micro Devices (a)(s)	22,946	$ 1,754,681
KLA Corp.	3,842	1,225,905
Lam Research Corp.	2,966	1,263,961
Marvell Technology, Inc.	20,472	891,146
Micron Technology, Inc.	7,773	429,692
NVIDIA Corp.	17,438	2,643,426
		$8,208,811
Insurance – 2.4%
Aon PLC	2,741	$ 739,193
Arthur J. Gallagher & Co.	9,992	1,629,096
		$2,368,289
Internet – 11.8%
Alphabet, Inc., “A” (a)(s)	4,491	$ 9,787,056
Meta Platforms, Inc., “A” (a)	5,601	903,161
Pinterest, Inc. (a)	6,178	112,193
Tencent Holdings Ltd.	19,800	894,265
		$11,696,675
Leisure & Toys – 2.1%
Activision Blizzard, Inc.	15,270	$ 1,188,922
Take-Two Interactive Software, Inc. (a)	7,013	859,303
		$2,048,225
Medical & Health Technology & Services – 0.1%
Guardant Health, Inc. (a)	2,420	$ 97,623
Medical Equipment – 0.6%
Bio-Techne Corp.	603	$ 209,024
Maravai Lifesciences Holdings, Inc., “A” (a)	13,032	370,239
		$579,263
Network & Telecom – 0.2%
Arista Networks, Inc. (a)	2,003	$ 187,761
Other Banks & Diversified Financials – 7.9%
Mastercard, Inc., “A”	15,939	$ 5,028,436
S&P Global, Inc.	1,862	627,606
Visa, Inc., “A”	10,958	2,157,520
		$7,813,562
5

MFS Technology Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 8.6%
Amazon.com, Inc. (a)(s)	79,937	$ 8,490,109
JD.com, Inc., “A”	1,190	38,338
		$8,528,447
Total Common Stocks (Identified Cost, $80,974,462)		$95,064,016
Investment Companies (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $3,906,364)	3,906,396	$ 3,906,005
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.55% (j) (Identified Cost, $42,809)	42,809	$ 42,809
Other Assets, Less Liabilities – (0.1)%		(78,716)
Net Assets – 100.0%		$98,934,114
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,906,005 and $95,106,825, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2022, the fund had no short sales outstanding.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At June 30, 2022, the fund had cash collateral of $4,585 and other liquid securities with an aggregate value of $2,637,764 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
6

MFS Technology Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value, including $41,699 of securities on loan (identified cost, $81,017,271)	$95,106,825
Investments in affiliated issuers, at value (identified cost, $3,906,364)	3,906,005
Deposits with brokers for
Securities sold short	4,585
Receivables for
Fund shares sold	54,031
Interest and dividends	9,509
Other assets	454
Total assets	$99,081,409
Liabilities
Payables for
Fund shares reacquired	$47,957
Collateral for securities loaned, at value	42,809
Payable to affiliates
Investment adviser	4,049
Administrative services fee	142
Shareholder servicing costs	45
Distribution and/or service fees	1,119
Payable for independent Trustees' compensation	60
Accrued expenses and other liabilities	51,114
Total liabilities	$147,295
Net assets	$98,934,114
Net assets consist of
Paid-in capital	$77,911,436
Total distributable earnings (loss)	21,022,678
Net assets	$98,934,114
Shares of beneficial interest outstanding	4,531,443
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$18,448,648	796,516	$23.16
Service Class	80,485,466	3,734,927	21.55
See Notes to Financial Statements
7

MFS Technology Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$247,621
Dividends from affiliated issuers	7,763
Other	2,448
Income on securities loaned	87
Foreign taxes withheld	(217)
Total investment income	$257,702
Expenses
Management fee	$421,537
Distribution and/or service fees	112,767
Shareholder servicing costs	4,753
Administrative services fee	13,376
Independent Trustees' compensation	1,989
Custodian fee	4,748
Shareholder communications	5,700
Audit and tax fees	30,308
Legal fees	344
Miscellaneous	14,919
Total expenses	$610,441
Reduction of expenses by investment adviser	(7,924)
Net expenses	$602,517
Net investment income (loss)	$(344,815)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,384,521)
Affiliated issuers	(127)
Foreign currency	(2,708)
Net realized gain (loss)	$(2,387,356)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(40,449,192)
Affiliated issuers	(359)
Net unrealized gain (loss)	$(40,449,551)
Net realized and unrealized gain (loss)	$(42,836,907)
Change in net assets from operations	$(43,181,722)
See Notes to Financial Statements
8

MFS Technology Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$(344,815)	$(1,002,027)
Net realized gain (loss)	(2,387,356)	11,162,183
Net unrealized gain (loss)	(40,449,551)	4,968,309
Change in net assets from operations	$(43,181,722)	$15,128,465
Total distributions to shareholders	$—	$(6,980,065)
Change in net assets from fund share transactions	$7,751,425	$21,904,529
Total change in net assets	$(35,430,297)	$30,052,929
Net assets
At beginning of period	134,364,411	104,311,482
At end of period	$98,934,114	$134,364,411
See Notes to Financial Statements
9

MFS Technology Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$33.58	$31.10	$21.18	$17.34	$17.96	$13.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.21)	$(0.14)	$(0.09)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss)	(10.36)	4.47	10.06	6.16	0.58	5.16
Total from investment operations	$(10.42)	$4.26	$9.92	$6.07	$0.51	$5.11
Less distributions declared to shareholders
From net realized gain	$—	$(1.78)	$—	$(2.23)	$(1.13)	$(0.34)
Net asset value, end of period (x)	$23.16	$33.58	$31.10	$21.18	$17.34	$17.96
Total return (%) (k)(r)(s)(x)	(31.03)(n)	13.68	46.84	36.16	1.73	39.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89(a)	0.88	0.94	0.97	0.94	0.88
Expenses after expense reductions	0.87(a)	0.87	0.93	0.96	0.93	0.88
Net investment income (loss)	(0.41)(a)	(0.62)	(0.55)	(0.44)	(0.38)	(0.29)
Portfolio turnover	17(n)	44	57	33	39	31
Net assets at end of period (000 omitted)	$18,449	$28,740	$28,768	$19,336	$17,056	$27,659
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	0.86	0.91	0.93	0.85	0.85

See Notes to Financial Statements
10

MFS Technology Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$31.29	$29.15	$19.91	$16.44	$17.11	$12.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.27)	$(0.19)	$(0.13)	$(0.12)	$(0.08)
Net realized and unrealized gain (loss)	(9.66)	4.19	9.43	5.83	0.58	4.92
Total from investment operations	$(9.74)	$3.92	$9.24	$5.70	$0.46	$4.84
Less distributions declared to shareholders
From net realized gain	$—	$(1.78)	$—	$(2.23)	$(1.13)	$(0.34)
Net asset value, end of period (x)	$21.55	$31.29	$29.15	$19.91	$16.44	$17.11
Total return (%) (k)(r)(s)(x)	(31.13)(n)	13.43	46.41	35.88	1.52	38.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14(a)	1.13	1.19	1.22	1.16	1.14
Expenses after expense reductions	1.12(a)	1.12	1.18	1.21	1.15	1.13
Net investment income (loss)	(0.66)(a)	(0.87)	(0.81)	(0.69)	(0.61)	(0.53)
Portfolio turnover	17(n)	44	57	33	39	31
Net assets at end of period (000 omitted)	$80,485	$105,624	$75,544	$48,811	$39,272	$203,610
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	1.11	1.16	1.18	1.07	1.10
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Technology Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value
12

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$95,064,016	$—	$—	$95,064,016
Mutual Funds	3,948,814	—	—	3,948,814
Total	$99,012,830	$—	$—	$99,012,830
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2022, the fund has yet to enter into such transactions.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's
13

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $41,699. The fair value of the fund's investment securities on loan and a related liability of $42,809 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and straddle loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$1,121,029
Long-term capital gains	5,859,036
Total distributions	$6,980,065
The federal tax cost and the tax basis components of distributable earnings were as follows:
14

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/22
Cost of investments	$85,390,766
Gross appreciation	22,882,281
Gross depreciation	(9,260,217)
Net unrealized appreciation (depreciation)	$13,622,064
As of 12/31/21
Undistributed ordinary income	1,463,425
Undistributed long-term capital gain	8,669,360
Net unrealized appreciation (depreciation)	54,071,615
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$1,553,491
Service Class	—	5,426,574
Total	$—	$6,980,065
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $7,924, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
15

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $4,535, which equated to 0.0081% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $218.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0238% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $2,418, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $25,767,783 and $19,118,960, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	33,440	$904,909	115,612	$3,776,656
Service Class	768,911	19,856,464	1,413,331	43,584,533
	802,351	$20,761,373	1,528,943	$47,361,189
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	46,249	$1,553,491
Service Class	—	—	173,262	5,426,574
	—	$—	219,511	$6,980,065
Shares reacquired
Initial Class	(92,679)	$(2,609,813)	(231,079)	$(7,709,675)
Service Class	(410,066)	(10,400,135)	(802,009)	(24,727,050)
	(502,745)	$(13,009,948)	(1,033,088)	$(32,436,725)
Net change
Initial Class	(59,239)	$(1,704,904)	(69,218)	$(2,379,528)
Service Class	358,845	9,456,329	784,584	24,284,057
	299,606	$7,751,425	715,366	$21,904,529
16

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $218 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,118,400	$19,950,032	$19,161,941	$(127)	$(359)	$3,906,005
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,763	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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MFS Technology Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Technology Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2022
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-SEM

MFS® Global Governments Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Governments Portfolio
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	47.7%
U.S. Treasury Securities	33.0%
Emerging Markets Bonds	5.8%
Municipal Bonds	0.6%
Commercial Mortgage-Backed Securities	0.5%
Mortgage-Backed Securities	0.4%
Investment Grade Corporates	0.3%
U.S. Government Agencies	0.2%
Collateralized Debt Obligations	0.1%
Composition including fixed income credit quality (a)(i)
AAA	12.3%
AA	14.3%
A	18.5%
BBB	9.8%
BB	4.6%
U.S. Government	36.1%
Federal Agencies	0.7%
Not Rated	(7.7)%
Cash & Cash Equivalents (o)	0.0%
Other	11.4%
Portfolio facts (i)
Average Duration (d)	7.3
Average Effective Maturity (m)	8.9 yrs.
Issuer country weightings (i)(x)
United States	46.5%
Japan	20.4%
United Kingdom	5.6%
Spain	5.3%
Greece	4.5%
Italy	4.2%
New Zealand	3.7%
Belgium	3.0%
Canada	2.7%
Other Countries	4.1%
Currency exposure weightings (i)(y)
United States Dollar	51.4%
Euro	20.5%
Japanese Yen	17.7%
Canadian Dollar	4.6%
British Pound Sterling	2.3%
Australian Dollar	1.7%
Norwegian Krone	1.0%
Uruguay Peso	0.3%
Danish Krone	0.3%
Other Currencies	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives
2

MFS Global Governments Portfolio
Portfolio Composition - continued
that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

MFS Global Governments Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.76%	$1,000.00	$860.93	$3.51
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
Service Class	Actual	1.01%	$1,000.00	$859.90	$4.66
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
4

MFS Global Governments Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 98.8%
Foreign Bonds – 60.8%
Australia – 0.8%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	750,000	$ 530,319
Commonwealth of Australia, 3.25%, 6/21/2039		335,000	214,290
Commonwealth of Australia, 1.75%, 6/21/2051		125,000	54,787
			$799,396
Belgium – 3.0%
Kingdom of Belgium, 1%, 6/22/2031	EUR	1,200,000	$ 1,168,866
Kingdom of Belgium, 0.4%, 6/22/2040 (n)		1,325,000	971,332
Kingdom of Belgium, 1.6%, 6/22/2047		795,000	679,508
Kingdom of Belgium, 2.15%, 6/22/2066		200,000	182,941
			$3,002,647
Canada – 3.7%
Government of Canada, 0.25%, 8/01/2022	CAD	2,850,000	$ 2,211,695
Government of Canada, 0.25%, 2/01/2023		1,700,000	1,301,612
Government of Canada, 2%, 12/01/2051		250,000	151,173
			$3,664,480
France – 1.2%
Republic of France, 0%, 11/25/2031	EUR	900,000	$ 792,541
Republic of France, 4%, 4/25/2055 (n)		315,000	434,342
			$1,226,883
Germany – 5.0%
Federal Republic of Germany, 0%, 8/15/2026	EUR	900,000	$ 907,674
Federal Republic of Germany, 0.5%, 2/15/2028		1,950,000	1,977,277
Federal Republic of Germany, 0%, 5/15/2035		1,520,000	1,306,910
Federal Republic of Germany, 0%, 8/15/2052		790,000	509,746
Landwirtschaftliche Rentenbank (Federal Republic of Germany), 0.5%, 5/27/2025		$300,000	278,490
			$4,980,097
Greece – 4.4%
Hellenic Republic (Republic of Greece), 4.375%, 8/01/2022	EUR	1,500,000	$ 1,574,280
Hellenic Republic (Republic of Greece), 2%, 4/22/2027 (n)		1,000,000	1,013,404
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)		2,200,000	1,800,795
			$4,388,479
Italy – 4.2%
Republic of Italy, 0.95%, 3/15/2023	EUR	1,500,000	$ 1,577,386
Republic of Italy, 0.35%, 2/01/2025		1,700,000	1,720,975
Republic of Italy, 2%, 2/01/2028		850,000	865,339
			$4,163,700
Japan – 20.4%
Government of Japan, 0.8%, 6/20/2023	JPY	60,000,000	$ 446,117
Government of Japan, 2.1%, 12/20/2027		700,000,000	5,727,897
Government of Japan, 0.1%, 6/20/2029		885,000,000	6,495,370
Government of Japan, 1.7%, 12/20/2031		422,000,000	3,523,302
Government of Japan, 0.4%, 9/20/2040		320,000,000	2,183,231
Government of Japan, 1.5%, 12/20/2044		110,000,000	892,315
Government of Japan, 0.6%, 9/20/2050		33,000,000	208,814
Japan Bank for International Cooperation, 0.625%, 7/15/2025		$300,000	277,250
5

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Japan – continued
Japan Finance Organization for Municipalities, 0.625%, 9/02/2025 (n)		$250,000	$ 228,570
Japan International Cooperation Agency, 1%, 7/22/2030		250,000	203,319
Tokyo Metropolitan Government , 0.75%, 7/16/2025 (n)		250,000	229,977
			$20,416,162
New Zealand – 3.7%
Government of New Zealand, 5.5%, 4/15/2023	NZD	1,600,000	$ 1,015,948
Government of New Zealand, 1.5%, 5/15/2031		1,150,000	592,822
Government of New Zealand, 2.75%, 4/15/2037		785,000	419,314
Government of New Zealand , 0.25%, 5/15/2028		3,250,000	1,659,960
			$3,688,044
Norway – 1.5%
Kingdom of Norway, 2%, 5/24/2023 (n)	NOK	15,000,000	$ 1,517,419
Serbia – 0.1%
Republic of Serbia, 2.125%, 12/01/2030 (n)		$200,000	$ 146,424
South Korea – 0.6%
Republic of Korea, 0.875%, 12/10/2023	KRW	750,000,000	$ 558,100
Spain – 5.2%
Kingdom of Spain, 0.35%, 7/30/2023	EUR	2,600,000	$ 2,713,624
Kingdom of Spain, 3.8%, 4/30/2024		1,000,000	1,100,440
Kingdom of Spain, 4.7%, 7/30/2041		615,000	819,680
Kingdom of Spain, 5.15%, 10/31/2044		330,000	472,086
Kingdom of Spain, 1%, 10/31/2050		200,000	128,673
			$5,234,503
Supranational – 0.5%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$300,000	$ 280,243
Inter-American Development Bank, 0.625%, 7/15/2025		250,000	231,520
			$511,763
Sweden – 0.6%
Kommuninvest I Sverige AB, 0.375%, 2/16/2024 (n)		$300,000	$ 287,075
Swedish Export Credit Corp., 0.625%, 5/14/2025		300,000	279,061
			$566,136
United Kingdom – 5.6%
United Kingdom Treasury, 0.75%, 7/22/2023	GBP	1,000,000	$ 1,203,119
United Kingdom Treasury, 4.75%, 12/07/2030		500,000	732,722
United Kingdom Treasury, 1.75%, 9/07/2037		1,350,000	1,469,283
United Kingdom Treasury, 3.25%, 1/22/2044		430,000	573,932
United Kingdom Treasury, 4.25%, 12/07/2049		390,000	622,996
United Kingdom Treasury, 3.75%, 7/22/2052		159,000	240,738
United Kingdom Treasury, 4%, 1/22/2060		235,000	392,081
United Kingdom Treasury, 3.5%, 7/22/2068		230,000	363,699
			$5,598,570
Uruguay – 0.3%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	15,991,000	$ 345,363
Total Foreign Bonds			$60,808,166
6

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – 38.0%
Asset-Backed & Securitized – 0.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.145%, 11/15/2054 (i)	$1,036,508	$ 67,262
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.848%, 10/15/2054 (i)(n)	3,166,762	145,410
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.218%, 10/15/2054 (i)	3,819,480	253,900
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.123% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	100,000	96,819
		$563,391
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$158,000	$ 145,881
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$28,000	$ 27,899
Howard University, Washington D.C., 2.801%, 10/01/2023	30,000	29,715
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	33,000	31,813
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	39,774
		$129,201
Mortgage-Backed – 0.4%
Freddie Mac, 1.262%, 9/25/2030 (i)	$329,805	$ 26,642
Freddie Mac, 0.632%, 9/25/2031 (i)	2,295,212	91,438
Freddie Mac, 0.955%, 9/25/2031 (i)	706,831	46,152
Freddie Mac, 0.441%, 11/25/2031 (i)	3,422,551	100,784
Freddie Mac, 0.597%, 12/25/2031 (i)	3,444,413	136,160
Freddie Mac, 0.664%, 12/25/2031 (i)	568,544	24,912
		$426,088
Municipals – 0.6%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$60,000	$ 58,875
Chicago, IL, Board of Education, Taxable, “E”, BAM, 6.138%, 12/01/2039	250,000	275,667
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	20,000	18,969
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	100,000	93,687
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	80,000	76,546
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	65,000	60,503
		$584,247
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 4.57%, 6/01/2025	$1,267	$ 1,286
Small Business Administration, 5.09%, 10/01/2025	1,211	1,206
Small Business Administration, 5.21%, 1/01/2026	18,041	18,045
Small Business Administration, 2.22%, 3/01/2033	243,939	229,637
		$250,174
U.S. Treasury Obligations – 35.9%
U.S. Treasury Bonds, 0.25%, 6/15/2024 (f)	$7,500,000	$ 7,112,109
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,431,400	5,210,011
U.S. Treasury Bonds, 2.75%, 11/15/2042	1,976,000	1,769,369
U.S. Treasury Bonds, 2.5%, 2/15/2045	1,200,000	1,017,750
U.S. Treasury Bonds, 3%, 2/15/2049	4,185,000	3,988,011
U.S. Treasury Bonds, 1.875%, 11/15/2051	230,000	172,572
U.S. Treasury Notes, 1.625%, 4/30/2023	5,350,000	5,295,873
U.S. Treasury Notes, 2.125%, 5/15/2025 (f)	2,120,700	2,068,759
U.S. Treasury Notes, 2.875%, 8/15/2028	6,710,000	6,628,222
7

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.25%, 8/15/2031	$3,050,000	$ 2,625,621
		$35,888,297
Total U.S. Bonds		$37,987,279
Total Bonds (Identified Cost, $109,961,314)		$98,795,445
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $1,445,956)	1,446,091	$ 1,445,946
Other Assets, Less Liabilities – (0.2)%		(200,754)
Net Assets – 100.0%		$100,040,637
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,445,946 and $98,795,445, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,774,748, representing 6.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.123% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/21	$100,000	$96,819
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
8

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 6/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	635,000	USD	487,909	Merrill Lynch International	7/15/2022	$5,425
EUR	1,296,399	USD	1,352,212	Deutsche Bank AG	7/15/2022	7,215
EUR	707,920	USD	740,707	HSBC Bank	7/15/2022	1,631
EUR	2,588,823	USD	2,693,177	State Street Bank Corp.	7/15/2022	21,507
NZD	160,979	USD	100,528	Brown Brothers Harriman	7/15/2022	6
USD	40,509	AUD	58,248	Brown Brothers Harriman	7/15/2022	302
USD	1,082,730	AUD	1,456,000	State Street Bank Corp.	7/15/2022	77,683
USD	90	BRL	465	JPMorgan Chase Bank N.A.	8/02/2022	2
USD	1,464,747	CAD	1,871,980	Citibank N.A.	7/15/2022	10,398
USD	138,693	CAD	173,374	State Street Bank Corp.	7/15/2022	3,998
USD	530,487	CAD	675,826	UBS AG	7/15/2022	5,435
USD	11,845	CNY	79,000	JPMorgan Chase Bank N.A.	8/26/2022	44
USD	58,602	DKK	393,000	Deutsche Bank AG	7/15/2022	3,194
USD	42,423	DKK	298,000	HSBC Bank	7/15/2022	409
USD	529,942	EUR	493,160	Barclays Bank PLC	7/15/2022	12,806
USD	1,153,876	EUR	1,083,649	Brown Brothers Harriman	7/15/2022	17,542
USD	4,594,895	EUR	4,192,652	Deutsche Bank AG	7/15/2022	198,407
USD	536,339	EUR	504,624	HSBC Bank	7/15/2022	7,181
USD	4,588,191	EUR	4,186,377	JPMorgan Chase Bank N.A.	7/15/2022	198,283
USD	815,356	EUR	769,833	Morgan Stanley Capital Services, Inc.	7/15/2022	8,095
USD	1,731,913	EUR	1,635,581	State Street Bank Corp.	7/15/2022	16,814
USD	407,211	EUR	379,000	UBS AG	7/15/2022	9,785
USD	497,166	GBP	407,083	Barclays Bank PLC	7/15/2022	1,558
USD	1,803,448	GBP	1,429,651	Brown Brothers Harriman	7/15/2022	62,906
USD	1,489,434	GBP	1,176,973	Deutsche Bank AG	7/15/2022	56,516
USD	729,461	GBP	558,077	JPMorgan Chase Bank N.A.	7/15/2022	50,025
USD	531,143	GBP	419,761	Morgan Stanley Capital Services, Inc.	7/15/2022	20,101
USD	120,245	GBP	98,727	State Street Bank Corp.	7/15/2022	64
USD	99,222	GBP	80,729	UBS AG	7/15/2022	937
USD	1,919,915	JPY	252,268,309	Brown Brothers Harriman	7/15/2022	59,581
USD	3,288,244	JPY	414,028,383	Deutsche Bank AG	7/15/2022	235,023
USD	1,239,484	JPY	154,881,819	JPMorgan Chase Bank N.A.	7/15/2022	97,320
USD	2,953,009	JPY	395,135,068	Merrill Lynch International	7/15/2022	39,115
USD	212,319	JPY	26,888,145	Morgan Stanley Capital Services, Inc.	7/15/2022	14,035
USD	1,040,763	NOK	9,979,159	Deutsche Bank AG	7/15/2022	27,471
USD	559,636	NOK	5,110,000	Goldman Sachs International	7/15/2022	40,762
USD	2,086,731	NOK	20,037,900	Morgan Stanley Capital Services, Inc.	7/15/2022	52,066
USD	479,551	NOK	4,489,000	UBS AG	7/15/2022	23,734
USD	485,214	NZD	768,000	Deutsche Bank AG	7/15/2022	5,583
USD	670,283	NZD	988,097	HSBC Bank	7/15/2022	53,198
USD	512,050	NZD	796,343	Morgan Stanley Capital Services, Inc.	7/15/2022	14,719
USD	4,237,163	NZD	6,103,599	State Street Bank Corp.	7/15/2022	425,351
USD	539,495	SEK	5,396,832	Deutsche Bank AG	7/15/2022	11,766
USD	517,562	SEK	5,066,697	UBS AG	7/15/2022	22,116
USD	987	TWD	29,000	JPMorgan Chase Bank N.A.	9/12/2022	9
						$1,920,118
Liability Derivatives
AUD	327,716	USD	242,112	Brown Brothers Harriman	7/15/2022	$(15,896)
9

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
AUD	907,400	USD	627,714	Deutsche Bank AG	7/15/2022	$(1,354)
AUD	1,106,246	USD	832,002	Merrill Lynch International	7/15/2022	(68,383)
AUD	447,797	USD	323,308	NatWest Markets PLC	7/15/2022	(14,203)
CAD	931,819	USD	742,779	Brown Brothers Harriman	7/15/2022	(18,845)
CAD	1,401,000	USD	1,120,732	Citibank N.A.	7/15/2022	(32,290)
CAD	679,000	USD	543,302	JPMorgan Chase Bank N.A.	7/15/2022	(15,784)
CAD	721,941	USD	571,563	State Street Bank Corp.	7/15/2022	(10,684)
DKK	2,698,237	USD	389,679	Brown Brothers Harriman	7/15/2022	(9,266)
EUR	896,344	USD	946,898	Barclays Bank PLC	7/15/2022	(6,977)
EUR	140,000	USD	148,262	BNP Paribas S.A.	7/15/2022	(1,455)
EUR	547,234	USD	576,923	Deutsche Bank AG	7/15/2022	(3,084)
EUR	989,062	USD	1,075,950	HSBC Bank	7/15/2022	(38,802)
EUR	1,233,451	USD	1,331,598	JPMorgan Chase Bank N.A.	7/15/2022	(38,179)
EUR	2,017,373	USD	2,135,774	Morgan Stanley Capital Services, Inc.	7/15/2022	(20,322)
EUR	1,379,466	USD	1,459,100	UBS AG	7/15/2022	(12,568)
GBP	426,000	USD	524,803	JPMorgan Chase Bank N.A.	7/15/2022	(6,165)
GBP	1,130,736	USD	1,392,586	JPMorgan Chase Bank N.A.	9/21/2022	(14,082)
JPY	23,953,340	USD	177,556	Brown Brothers Harriman	7/15/2022	(914)
JPY	75,955,594	USD	607,842	Deutsche Bank AG	7/15/2022	(47,713)
JPY	628,980,917	USD	5,103,041	Merrill Lynch International	7/15/2022	(464,669)
JPY	31,570,000	USD	242,395	Morgan Stanley Capital Services, Inc.	7/15/2022	(9,584)
JPY	237,669,881	USD	1,802,214	State Street Bank Corp.	7/15/2022	(49,535)
NOK	4,237,976	USD	485,002	BNP Paribas S.A.	7/15/2022	(54,674)
NOK	5,171,496	USD	536,904	Brown Brothers Harriman	7/15/2022	(11,786)
NOK	15,150,086	USD	1,603,225	Goldman Sachs International	7/15/2022	(64,872)
NOK	9,787,785	USD	998,888	Morgan Stanley Capital Services, Inc.	7/15/2022	(5,028)
NZD	877,776	USD	566,099	Brown Brothers Harriman	7/15/2022	(17,912)
NZD	2,451,249	USD	1,603,359	JPMorgan Chase Bank N.A.	7/15/2022	(72,508)
SEK	12,423,306	USD	1,308,998	Deutsche Bank AG	7/15/2022	(94,186)
USD	150,954	CAD	194,333	Deutsche Bank AG	7/15/2022	(24)
USD	59,980	CAD	77,708	HSBC Bank	7/15/2022	(392)
USD	163,100	CAD	210,000	State Street Bank Corp.	7/15/2022	(50)
USD	252,866	EUR	242,047	JPMorgan Chase Bank N.A.	7/15/2022	(949)
USD	545,177	EUR	521,150	State Street Bank Corp.	7/15/2022	(1,310)
USD	150,715	GBP	124,086	State Street Bank Corp.	7/15/2022	(354)
USD	573,625	KRW	743,492,202	Citibank N.A.	10/27/2022	(877)
USD	419,726	NZD	675,181	Morgan Stanley Capital Services, Inc.	7/15/2022	(1,936)
						$(1,227,612)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	10	$820,673	September - 2022	$2,200
Euro-Bund 10 yr	Short	EUR	4	623,656	September - 2022	9,936
U.S. Treasury Ultra Bond	Long	USD	14	2,160,813	September - 2022	615
						$12,751
10

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Short	CAD	11	$964,722	September - 2022	$(376)
Euro-Schatz 2 yr	Short	EUR	45	5,147,032	September - 2022	(31,793)
U.S. Treasury Note 2 yr	Short	USD	25	5,250,391	September - 2022	(13,907)
						$(46,076)
At June 30, 2022, the fund had cash collateral of $330,000 and other liquid securities with an aggregate value of $218,228 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
11

MFS Global Governments Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $109,961,314)	$98,795,445
Investments in affiliated issuers, at value (identified cost, $1,445,956)	1,445,946
Restricted cash for
Forward foreign currency exchange contracts	330,000
Receivables for
Forward foreign currency exchange contracts	1,920,118
Interest and dividends	501,542
Receivable from investment adviser	10,764
Other assets	445
Total assets	$103,004,260
Liabilities
Payable to custodian	$212
Payables for
Forward foreign currency exchange contracts	1,227,612
Net daily variation margin on open futures contracts	15,468
Investments purchased	1,474,517
Fund shares reacquired	167,677
Payable to affiliates
Administrative services fee	141
Shareholder servicing costs	9
Distribution and/or service fees	9
Payable for independent Trustees' compensation	100
Accrued expenses and other liabilities	77,878
Total liabilities	$2,963,623
Net assets	$100,040,637
Net assets consist of
Paid-in capital	$117,995,561
Total distributable earnings (loss)	(17,954,924)
Net assets	$100,040,637
Shares of beneficial interest outstanding	10,999,091
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$99,409,644	10,928,205	$9.10
Service Class	630,993	70,886	8.90
See Notes to Financial Statements
12

MFS Global Governments Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Interest	$532,713
Dividends from affiliated issuers	6,066
Other	36
Foreign taxes withheld	(413)
Total investment income	$538,402
Expenses
Management fee	$415,382
Distribution and/or service fees	869
Shareholder servicing costs	989
Administrative services fee	13,244
Independent Trustees' compensation	1,929
Custodian fee	15,390
Shareholder communications	2,312
Audit and tax fees	40,490
Legal fees	355
Miscellaneous	17,412
Total expenses	$508,372
Reduction of expenses by investment adviser	(85,376)
Net expenses	$422,996
Net investment income (loss)	$115,406
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $20 country tax)	$(6,787,726)
Affiliated issuers	(112)
Futures contracts	775,619
Forward foreign currency exchange contracts	(407,298)
Foreign currency	(32,471)
Net realized gain (loss)	$(6,451,988)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(11,006,253)
Affiliated issuers	(10)
Futures contracts	(33,325)
Forward foreign currency exchange contracts	619,795
Translation of assets and liabilities in foreign currencies	(5,476)
Net unrealized gain (loss)	$(10,425,269)
Net realized and unrealized gain (loss)	$(16,877,257)
Change in net assets from operations	$(16,761,851)
See Notes to Financial Statements
13

MFS Global Governments Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$115,406	$389,021
Net realized gain (loss)	(6,451,988)	1,420,563
Net unrealized gain (loss)	(10,425,269)	(11,722,453)
Change in net assets from operations	$(16,761,851)	$(9,912,869)
Total distributions to shareholders	$—	$(2,960,087)
Change in net assets from fund share transactions	$(6,619,622)	$6,053,242
Total change in net assets	$(23,381,473)	$(6,819,714)
Net assets
At beginning of period	123,422,110	130,241,824
At end of period	$100,040,637	$123,422,110
See Notes to Financial Statements
14

MFS Global Governments Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$10.57	$11.69	$10.71	$10.34	$10.56	$9.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.03	$0.05	$0.11	$0.11	$0.08
Net realized and unrealized gain (loss)	(1.48)	(0.89)	1.08	0.53	(0.23)	0.61
Total from investment operations	$(1.47)	$(0.86)	$1.13	$0.64	$(0.12)	$0.69
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.15)	$(0.27)	$(0.10)	$—
Net asset value, end of period (x)	$9.10	$10.57	$11.69	$10.71	$10.34	$10.56
Total return (%) (k)(r)(s)(x)	(13.91)(n)	(7.43)	10.60	6.08	(1.11)	6.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92(a)	0.89	0.90	0.88	0.87	0.86
Expenses after expense reductions	0.76(a)	0.76	0.83	0.87	0.86	0.85
Net investment income (loss)	0.21(a)	0.31	0.46	1.01	1.05	0.77
Portfolio turnover	75(n)	132	98	107	79	67
Net assets at end of period (000 omitted)	$99,410	$122,646	$129,401	$129,565	$135,008	$159,652
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$10.35	$11.46	$10.50	$10.14	$10.34	$9.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)	$0.01	$0.02	$0.08	$0.08	$0.05
Net realized and unrealized gain (loss)	(1.45)	(0.89)	1.06	0.51	(0.22)	0.60
Total from investment operations	$(1.45)	$(0.88)	$1.08	$0.59	$(0.14)	$0.65
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.12)	$(0.23)	$(0.06)	$—
Net asset value, end of period (x)	$8.90	$10.35	$11.46	$10.50	$10.14	$10.34
Total return (%) (k)(r)(s)(x)	(14.01)(n)	(7.72)	10.35	5.79	(1.32)	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17(a)	1.14	1.15	1.13	1.12	1.11
Expenses after expense reductions	1.01(a)	1.01	1.08	1.12	1.11	1.10
Net investment income (loss)	(0.04)(a)	0.06	0.20	0.76	0.80	0.52
Portfolio turnover	75(n)	132	98	107	79	67
Net assets at end of period (000 omitted)	$631	$777	$841	$806	$826	$1,034

See Notes to Financial Statements
15

MFS Global Governments Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
16

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on
17

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$36,138,471	$—	$36,138,471
Non - U.S. Sovereign Debt	—	60,291,114	—	60,291,114
Municipal Bonds	—	584,247	—	584,247
U.S. Corporate Bonds	—	275,082	—	275,082
Residential Mortgage-Backed Securities	—	426,088	—	426,088
Commercial Mortgage-Backed Securities	—	466,572	—	466,572
Asset-Backed Securities (including CDOs)	—	96,819	—	96,819
Foreign Bonds	—	517,052	—	517,052
Mutual Funds	1,445,946	—	—	1,445,946
Total	$1,445,946	$98,795,445	$—	$100,241,391
Other Financial Instruments
Futures Contracts – Assets	$12,751	$—	$—	$12,751
Futures Contracts – Liabilities	(46,076)	—	—	(46,076)
Forward Foreign Currency Exchange Contracts – Assets	—	1,920,118	—	1,920,118
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,227,612)	—	(1,227,612)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2022 as reported in the Statement of Assets and Liabilities:
18

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$12,751	$(46,076)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,920,118	(1,227,612)
Total		$1,932,869	$(1,273,688)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$775,619	$—
Foreign Exchange	—	(407,298)
Total	$775,619	$(407,298)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(33,325)	$—
Foreign Exchange	—	619,795
Total	$(33,325)	$619,795
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of June 30, 2022:
19

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$15,468
Forward Foreign Currency Exchange Contracts	1,920,118	1,227,612
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$1,920,118	$1,243,080
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	607,424	104,172
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$1,312,694	$1,138,908
(a) The amount presented here represents the fund's current day net variation margin for futures contracts. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2022:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$14,364	$(6,977)	$—	$—	$7,387
Brown Brothers Harriman	140,337	(74,619)	—	—	65,718
Citibank N.A.	10,398	(10,398)	—	—	—
Deutsche Bank AG	545,175	(146,361)	—	(250,000)	148,814
Goldman Sachs International	40,762	(40,762)	—	—	—
HSBC Bank	62,419	(39,194)	—	—	23,225
JPMorgan Chase Bank N.A.	345,683	(147,667)	—	(198,016)	—
Merrill Lynch International	44,540	(44,540)	—	—	—
Morgan Stanley Capital Services, Inc.	109,016	(36,870)	—	—	72,146
Total	$1,312,694	$(547,388)	$—	$(448,016)	$317,290
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2022:
20

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$6,977	$(6,977)	$—	$—	$—
BNP Paribas S.A.	56,129	—	—	—	56,129
Brown Brothers Harriman	74,619	(74,619)	—	—	—
Citibank N.A.	33,167	(10,398)	—	—	22,769
Deutsche Bank AG	146,361	(146,361)	—	—	—
Goldman Sachs International	64,872	(40,762)	—	—	24,110
HSBC Bank	39,194	(39,194)	—	—	—
JPMorgan Chase Bank N.A.	147,667	(147,667)	—	—	—
Merrill Lynch International	533,052	(44,540)	—	—	488,512
Morgan Stanley Capital Services, Inc.	36,870	(36,870)	—	—	—
Total	$1,138,908	$(547,388)	$—	$—	$591,520
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the
21

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$2,960,087
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$113,465,792
Gross appreciation	17,026
Gross depreciation	(13,241,427)
Net unrealized appreciation (depreciation)	$(13,224,401)
As of 12/31/21
Undistributed ordinary income	1,545,805
Capital loss carryforwards	(522,529)
Other temporary differences	(5,045)
Net unrealized appreciation (depreciation)	(2,211,304)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
22

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
As of December 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(522,529)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$2,943,258
Service Class	—	16,829
Total	$—	$2,960,087
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $1 billion	0.675%
In excess of $1 billion	0.625%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $7,804, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $77,572, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $911, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $78.
23

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0239% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$18,217,870	$18,124,073
Non-U.S. Government securities	62,001,159	62,233,342
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	51,141	$490,866	537,565	$6,073,303
Service Class	878	7,878	7,112	77,014
	52,019	$498,744	544,677	$6,150,317
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	269,529	$2,943,258
Service Class	—	—	1,573	16,829
	—	$—	271,102	$2,960,087
Shares reacquired
Initial Class	(729,317)	$(7,070,763)	(268,769)	$(2,979,729)
Service Class	(4,994)	(47,603)	(7,050)	(77,433)
	(734,311)	$(7,118,366)	(275,819)	$(3,057,162)
Net change
Initial Class	(678,176)	$(6,579,897)	538,325	$6,036,832
Service Class	(4,116)	(39,725)	1,635	16,410
	(682,292)	$(6,619,622)	539,960	$6,053,242
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 54%, 26%, and 11%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its
24

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $223 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,318,456	$44,038,433	$47,910,821	$(112)	$(10)	$1,445,946
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,066	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
25

MFS Global Governments Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
26

MFS Global Governments Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
27

Semiannual Report
June 30, 2022
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-SEM

MFS® Global Growth Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Growth Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Alphabet, Inc., “A”	5.6%
Microsoft Corp.	5.1%
Canadian Pacific Railway Ltd.	2.6%
Accenture PLC, “A”	2.5%
Visa, Inc., “A”	2.4%
Alibaba Group Holding Ltd.	2.3%
ICON PLC	2.3%
Apple, Inc.	2.2%
Tencent Holdings Ltd.	2.2%
American Tower Corp., REIT	2.1%
GICS equity sectors (g)
Information Technology	26.1%
Consumer Discretionary	14.3%
Health Care	13.9%
Communcation Services	12.8%
Consumer Staples	11.3%
Industrials	9.5%
Financials	7.4%
Real Estate	2.1%
Materials	1.2%
Utilities	0.9%
Issuer country weightings (x)
United States	65.3%
China	5.4%
Canada	5.1%
United Kingdom	4.5%
Switzerland	4.0%
Ireland	3.1%
Japan	2.3%
South Korea	2.0%
India	1.6%
Other Countries	6.7%
Currency exposure weightings (y)
United States Dollar	70.9%
British Pound Sterling	5.2%
Hong Kong Dollar	4.5%
Euro	4.5%
Swiss Franc	4.0%
Canadian Dollar	2.5%
Japanese Yen	2.3%
South Korean Won	2.0%
Indian Rupee	1.6%
Other Currencies	2.5%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Growth Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22 - 6/30/22
Initial Class	Actual	1.00%	$1,000.00	$796.96	$4.46
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$796.14	$5.57
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Global Growth Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Alcoholic Beverages – 2.4%
Diageo PLC	16,120	$ 692,786
Kweichow Moutai Co. Ltd., “A”	1,500	458,225
		$1,151,011
Apparel Manufacturers – 5.1%
Adidas AG	3,710	$ 656,121
Burberry Group PLC	23,549	470,413
LVMH Moet Hennessy Louis Vuitton SE	1,215	740,655
NIKE, Inc., “B”	5,831	595,928
		$2,463,117
Automotive – 0.6%
Aptiv PLC (a)	3,063	$ 272,821
Brokerage & Asset Managers – 1.4%
Blackstone, Inc.	1,604	$ 146,333
Charles Schwab Corp.	8,619	544,548
		$690,881
Business Services – 9.4%
Accenture PLC, “A”	4,391	$ 1,219,161
CGI, Inc. (a)	6,563	522,817
Cognizant Technology Solutions Corp., “A”	5,742	387,528
Equifax, Inc.	3,536	646,310
Fidelity National Information Services, Inc.	6,423	588,796
Fiserv, Inc. (a)	9,415	837,653
Verisk Analytics, Inc., “A”	1,849	320,043
		$4,522,308
Cable TV – 0.9%
Charter Communications, Inc., “A” (a)	966	$ 452,600
Computer Software – 8.2%
Adobe Systems, Inc. (a)	1,117	$ 408,889
Black Knight, Inc. (a)	5,423	354,610
Microsoft Corp.	9,513	2,443,224
Naver Corp.	3,797	701,848
		$3,908,571
Computer Software - Systems – 2.8%
Apple, Inc.	7,809	$ 1,067,646
Samsung Electronics Co. Ltd.	6,123	268,801
		$1,336,447
Construction – 1.9%
Otis Worldwide Corp.	7,071	$ 499,707
Sherwin-Williams Co.	1,893	423,862
		$923,569
Consumer Products – 6.0%
Church & Dwight Co., Inc.	10,195	$ 944,669
Colgate-Palmolive Co.	5,295	424,341
Estee Lauder Cos., Inc., “A”	1,081	275,298
4

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
KOSE Corp. (l)	6,700	$ 609,360
Reckitt Benckiser Group PLC	8,595	645,549
		$2,899,217
Electrical Equipment – 4.1%
Amphenol Corp., “A”	12,692	$ 817,111
Fortive Corp.	11,859	644,892
TE Connectivity Ltd.	4,239	479,643
		$1,941,646
Electronics – 3.4%
Analog Devices, Inc.	3,114	$ 454,924
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,977	733,870
Texas Instruments, Inc.	2,774	426,225
		$1,615,019
Food & Beverages – 2.9%
McCormick & Co., Inc.	7,217	$ 600,816
Nestle S.A.	5,170	603,514
PepsiCo, Inc.	1,141	190,159
		$1,394,489
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	3,640	$ 365,289
General Merchandise – 2.1%
B&M European Value Retail S.A.	74,953	$ 334,578
Dollarama, Inc.	11,715	674,577
		$1,009,155
Health Maintenance Organizations – 0.8%
Cigna Corp.	1,475	$ 388,692
Insurance – 2.3%
Aon PLC	2,571	$ 693,347
Marsh & McLennan Cos., Inc.	2,646	410,792
		$1,104,139
Internet – 7.8%
Alphabet, Inc., “A” (a)	1,242	$ 2,706,641
Tencent Holdings Ltd.	23,100	1,043,309
		$3,749,950
Leisure & Toys – 1.9%
Electronic Arts, Inc.	7,461	$ 907,631
Machinery & Tools – 1.7%
Daikin Industries Ltd.	3,200	$ 512,972
Schindler Holding AG	1,530	279,027
		$791,999
Medical & Health Technology & Services – 2.3%
ICON PLC (a)	5,028	$ 1,089,568
5

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 9.4%
Abbott Laboratories	2,604	$ 282,925
Agilent Technologies, Inc.	2,421	287,542
Becton, Dickinson and Co.	2,878	709,513
Boston Scientific Corp. (a)	21,790	812,113
Danaher Corp.	2,823	715,687
STERIS PLC	2,589	533,722
Stryker Corp.	1,956	389,107
Thermo Fisher Scientific, Inc.	1,466	796,449
		$4,527,058
Other Banks & Diversified Financials – 6.8%
Credicorp Ltd.	2,964	$ 355,413
HDFC Bank Ltd.	44,592	761,152
Julius Baer Group Ltd.	4,915	226,739
Mastercard, Inc., “A”	1,056	333,147
Moody's Corp.	1,470	399,796
Visa, Inc., “A”	5,935	1,168,542
		$3,244,789
Pharmaceuticals – 1.3%
Roche Holding AG	1,919	$ 640,337
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	4,058	$ 393,619
Railroad & Shipping – 2.6%
Canadian Pacific Railway Ltd.	17,986	$ 1,256,142
Restaurants – 1.4%
Starbucks Corp.	8,568	$ 654,510
Specialty Chemicals – 0.4%
Sika AG	725	$ 167,077
Specialty Stores – 4.3%
Alibaba Group Holding Ltd. (a)	77,512	$ 1,105,367
Ross Stores, Inc.	8,129	570,900
TJX Cos., Inc.	7,219	403,181
		$2,079,448
Telecommunications - Wireless – 2.8%
American Tower Corp., REIT	3,941	$ 1,007,280
Cellnex Telecom S.A.	9,039	350,764
		$1,358,044
Utilities - Electric Power – 0.9%
Xcel Energy, Inc.	5,980	$ 423,145
Total Common Stocks (Identified Cost, $31,916,527)		$47,722,288
6

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $248,331)	248,334	$ 248,309
Other Assets, Less Liabilities – (0.0)%		(10,866)
Net Assets – 100.0%		$47,959,731
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $248,309 and $47,722,288, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS Global Growth Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value, including $157,191 of securities on loan (identified cost, $31,916,527)	$47,722,288
Investments in affiliated issuers, at value (identified cost, $248,331)	248,309
Foreign currency, at value (identified cost, $5,966)	5,976
Receivables for
Fund shares sold	633
Interest and dividends	106,348
Receivable from investment adviser	5,720
Other assets	282
Total assets	$48,089,556
Liabilities
Payables for
Fund shares reacquired	$49,566
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	16
Distribution and/or service fees	83
Payable for independent Trustees' compensation	100
Deferred country tax expense payable	20,813
Accrued expenses and other liabilities	59,151
Total liabilities	$129,825
Net assets	$47,959,731
Net assets consist of
Paid-in capital	$24,290,011
Total distributable earnings (loss)	23,669,720
Net assets	$47,959,731
Shares of beneficial interest outstanding	1,833,396
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$41,956,049	1,602,542	$26.18
Service Class	6,003,682	230,854	26.01
See Notes to Financial Statements
8

MFS Global Growth Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$385,709
Dividends from affiliated issuers	684
Income on securities loaned	35
Other	25
Foreign taxes withheld	(19,440)
Total investment income	$367,013
Expenses
Management fee	$243,601
Distribution and/or service fees	8,041
Shareholder servicing costs	1,777
Administrative services fee	9,021
Independent Trustees' compensation	1,576
Custodian fee	4,107
Shareholder communications	1,721
Audit and tax fees	39,925
Legal fees	189
Miscellaneous	12,170
Total expenses	$322,128
Reduction of expenses by investment adviser	(43,573)
Net expenses	$278,555
Net investment income (loss)	$88,458
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $750 country tax)	$2,060,618
Affiliated issuers	(29)
Foreign currency	(4,150)
Net realized gain (loss)	$2,056,439
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $10,527 decrease in deferred country tax)	$(14,626,838)
Affiliated issuers	(22)
Translation of assets and liabilities in foreign currencies	(3,346)
Net unrealized gain (loss)	$(14,630,206)
Net realized and unrealized gain (loss)	$(12,573,767)
Change in net assets from operations	$(12,485,309)
See Notes to Financial Statements
9

MFS Global Growth Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$88,458	$87,058
Net realized gain (loss)	2,056,439	5,885,982
Net unrealized gain (loss)	(14,630,206)	4,179,764
Change in net assets from operations	$(12,485,309)	$10,152,804
Total distributions to shareholders	$—	$(7,022,050)
Change in net assets from fund share transactions	$(2,165,339)	$2,938,411
Total change in net assets	$(14,650,648)	$6,069,165
Net assets
At beginning of period	62,610,379	56,541,214
At end of period	$47,959,731	$62,610,379
See Notes to Financial Statements
10

MFS Global Growth Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$32.85	$31.23	$28.60	$23.72	$26.53	$21.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.03	$0.14	$0.15	$0.13
Net realized and unrealized gain (loss)	(6.72)	5.57	5.57	8.00	(1.23)	6.51
Total from investment operations	$(6.67)	$5.63	$5.60	$8.14	$(1.08)	$6.64
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.14)	$(0.16)	$(0.14)	$(0.27)
From net realized gain	—	(3.98)	(2.83)	(3.10)	(1.59)	(0.84)
Total distributions declared to shareholders	$—	$(4.01)	$(2.97)	$(3.26)	$(1.73)	$(1.11)
Net asset value, end of period (x)	$26.18	$32.85	$31.23	$28.60	$23.72	$26.53
Total return (%) (k)(r)(s)(x)	(20.30)(n)	18.52	20.76	36.01	(4.83)	32.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16(a)	1.15	1.21	1.21	1.17	1.17
Expenses after expense reductions	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss)	0.36(a)	0.17	0.10	0.53	0.56	0.55
Portfolio turnover	8(n)	19	34	22	22	21
Net assets at end of period (000 omitted)	$41,956	$55,501	$53,591	$50,911	$43,919	$54,886

See Notes to Financial Statements
11

MFS Global Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$32.67	$31.13	$28.52	$23.65	$26.44	$20.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$(0.03)	$(0.04)	$0.07	$0.09	$0.07
Net realized and unrealized gain (loss)	(6.68)	5.55	5.56	7.98	(1.24)	6.48
Total from investment operations	$(6.66)	$5.52	$5.52	$8.05	$(1.15)	$6.55
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.08)	$(0.08)	$(0.05)	$(0.21)
From net realized gain	—	(3.98)	(2.83)	(3.10)	(1.59)	(0.84)
Total distributions declared to shareholders	$—	$(3.98)	$(2.91)	$(3.18)	$(1.64)	$(1.05)
Net asset value, end of period (x)	$26.01	$32.67	$31.13	$28.52	$23.65	$26.44
Total return (%) (k)(r)(s)(x)	(20.39)(n)	18.21	20.49	35.66	(5.06)	31.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.41(a)	1.39	1.46	1.46	1.42	1.42
Expenses after expense reductions	1.25(a)	1.25	1.25	1.25	1.25	1.25
Net investment income (loss)	0.12(a)	(0.10)	(0.16)	0.26	0.34	0.31
Portfolio turnover	8(n)	19	34	22	22	21
Net assets at end of period (000 omitted)	$6,004	$7,110	$2,950	$2,109	$1,754	$2,530
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments
13

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$47,722,288	$—	$—	$47,722,288
Mutual Funds	248,309	—	—	248,309
Total	$47,970,597	$—	$—	$47,970,597
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $157,191. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $164,254 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the
14

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$274,048
Long-term capital gains	6,748,002
Total distributions	$7,022,050
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$32,300,821
Gross appreciation	17,610,584
Gross depreciation	(1,940,808)
Net unrealized appreciation (depreciation)	$15,669,776
As of 12/31/21
Undistributed ordinary income	700,135
Undistributed long-term capital gain	5,173,575
Other temporary differences	1,178
Net unrealized appreciation (depreciation)	30,280,141
15

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$6,286,826
Service Class	—	735,224
Total	$—	$7,022,050
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $3,811, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $39,762, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $1,689, which equated to 0.0062% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $88.
16

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0334% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $28,148. The sales transactions resulted in net realized gains (losses) of $5,567.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $4,599,581 and $6,712,008, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	15,361	$462,290	45,404	$1,488,071
Service Class	24,788	722,871	112,594	3,745,462
	40,149	$1,185,161	157,998	$5,233,533
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	198,762	$6,286,826
Service Class	—	—	23,348	735,224
	—	$—	222,110	$7,022,050
Shares reacquired
Initial Class	(102,592)	$(3,003,581)	(270,459)	$(8,881,980)
Service Class	(11,573)	(346,919)	(13,091)	(435,192)
	(114,165)	$(3,350,500)	(283,550)	$(9,317,172)
Net change
Initial Class	(87,231)	$(2,541,291)	(26,293)	$(1,107,083)
Service Class	13,215	375,952	122,851	4,045,494
	(74,016)	$(2,165,339)	96,558	$2,938,411
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on
17

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $109 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$263,435	$4,355,792	$4,370,867	$(29)	$(22)	$248,309
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$684	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
18

MFS Global Growth Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS Global Growth Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2022
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-SEM

MFS® Global Tactical Allocation Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Global Tactical Allocation Portfolio
Portfolio Composition
Portfolio structure
		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	36.7%	(16.7)%	34.2%
	Emerging Markets	16.3%	0.0%	0.0%	16.3%
	Europe ex-U.K.	4.1%	5.3%	0.0%	9.4%
	Japan	5.1%	4.1%	0.0%	9.2%
	Asia/Pacific ex-Japan	0.3%	7.2%	0.0%	7.5%
	Supranational	0.3%	0.0%	0.0%	0.3%
	Developed - Middle East/Africa	0.2%	0.0%	0.0%	0.2%
	United Kingdom	3.1%	0.0%	(7.0)%	(3.9)%
	North America ex-U.S.	(0.9)%	0.0%	(4.1)%	(5.0)%
	Total	42.7%	53.3%	(27.8)%	68.2%
Equity	Europe ex-U.K.	6.3%	10.3%	(5.6)%	11.0%
	U.S. Large Cap	14.1%	0.0%	(4.3)%	9.8%
	United Kingdom	2.3%	4.3%	0.0%	6.6%
	Japan	2.1%	2.5%	0.0%	4.6%
	Emerging Markets	2.2%	9.2%	(9.1)%	2.3%
	U.S. Small/Mid Cap	4.4%	0.0%	(4.2)%	0.2%
	Developed - Middle East/Africa	0.0%	0.0%	0.0%	0.0%
	North America ex-U.S.	1.1%	0.0%	(1.2)%	(0.1)%
	Asia/Pacific ex-Japan	0.5%	3.4%	(5.2)%	(1.3)%
	Total	33.0%	29.7%	(29.6)%	33.1%
Real Estate-related	U.S.	1.1%	0.0%	0.0%	1.1%
	Non-U.S.	0.2%	0.0%	0.0%	0.2%
	Total	1.3%	0.0%	0.0%	1.3%
Cash	Cash & Cash Equivalents (d)				5.7%
	Other (e)				(8.3)%
	Total				(2.6)%
	Total Net Exposure Summary				100.0%
Strategic Allocation Targets & Net
Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%
Top ten holdings (c)
USD Interest Rate Swap, Receive 2.57% - JUN 2024	22.6%
USD Interest Rate Swap, Receive 2.54% - JUN 2027	14.1%
Australian Bond 10 yr Future - SEP 2022	6.6%
Japan Government Bond 10 yr Future - SEP 2022	5.9%
FTSE 100 Index Future - SEP 2022	4.3%
IBEX 35 Index Future - JUL 2022	4.3%
USD Interest Rate Swap, Payer 2.53% - JUN 2032	(5.0)%
U.S. Treasury Ultra Note 10 yr Future - SEP 2022	(5.5)%
U.S. Treasury Note 10 yr Future - SEP 2022	(6.4)%
Long Gilt 10 yr Future - SEP 2022	(7.9)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.

MFS Global Tactical Allocation Portfolio
Portfolio Composition - continued
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.77%	$1,000.00	$896.42	$3.62
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
Service Class	Actual	1.02%	$1,000.00	$895.02	$4.79
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include 0.01% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

MFS Global Tactical Allocation Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 59.6%
Aerospace & Defense – 0.1%
Raytheon Technologies Corp., 2.82%, 9/01/2051		$745,000	$ 533,146
Airlines – 0.1%
EasyJet Finco B.V., 1.875%, 3/03/2028	EUR	630,000	$ 530,470
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$516,000	$ 420,393
Asset-Backed & Securitized – 6.1%
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	560,000	$ 570,846
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 3.273% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		$370,000	352,651
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 3.773% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		604,000	576,040
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025		409,000	410,073
Arbor Multi-Family Mortgage Securities Trust, 2021-MF2, “A5”, 2.513%, 6/15/2054 (n)		612,000	525,246
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.574%, 10/15/2054 (n)		1,200,000	1,031,738
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 2.843% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		600,000	586,484
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 2.824% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		214,500	208,586
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 2.924% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		143,000	136,561
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 3.274% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		426,500	394,609
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 2.879% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		794,500	759,102
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 3.079% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		765,000	726,773
AREIT 2022-CRE6 Trust, “B”, FLR, 2.62% (SOFR - 30 day + 1.85%), 1/16/2037 (n)		289,000	287,791
AREIT 2022-CRE6 Trust, “C”, FLR, 2.92% (SOFR - 30 day + 2.15%), 1/16/2037 (n)		119,000	116,756
AREIT 2022-CRE6 Trust, “D”, FLR, 3.62% (SOFR - 30 day + 2.85%), 12/17/2024 (n)		100,000	98,113
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.738%, 4/15/2053 (i)		992,597	81,399
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.426%, 7/15/2054 (i)		2,931,277	233,656
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.756%, 2/15/2054 (i)		6,672,899	669,104
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.27%, 3/15/2054 (i)		2,026,311	136,267
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)		5,582,865	302,809
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.385%, 7/15/2054 (i)		6,767,931	532,608
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.399%, 8/15/2054 (i)		5,294,498	422,159
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 3.374% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		177,500	168,174
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 3.624% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		161,000	151,136
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		195,466	179,320
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		192,626	174,155
BXMT 2021-FL4 Ltd., “AS”, FLR, 2.624% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		900,000	872,570
BXMT 2021-FL4 Ltd., “B”, FLR, 2.874% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		1,797,000	1,756,508
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		260,594	248,861
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027		355,000	351,729
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		201,862	182,914
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.89%, 4/15/2054 (i)		1,239,372	59,647
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.978%, 6/15/2063 (i)		2,969,632	183,186
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.155%, 6/15/2064 (i)		2,944,596	192,440
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		592,000	549,248
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		738,000	702,235
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 3.153% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		269,500	257,480
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 3.059% (LIBOR - 1mo. + 1.6%), 4/16/2028 (n)		701,500	679,861
Harley-Davidson Motorcycle Trust, 2022-A, “A3”, 3.06%, 2/15/2027		662,000	652,973
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 3.074% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		865,000	825,308
LoanCore 2021-CRE5 Ltd., “B”, FLR, 3.324% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		367,000	342,071
MF1 2020-FL3 Ltd., “AS”, FLR, 4.243% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		357,000	354,881
MF1 2021-FL5 Ltd., “AS”, FLR, 2.648% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)		677,000	658,571
MF1 2021-FL5 Ltd., “B”, FLR, 2.898% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		847,500	809,300
MF1 2021-FL5 Ltd., “C”, FLR, 3.148% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		200,000	190,034
MF1 2021-FL6 Ltd., “AS”, FLR, 2.973% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		1,050,000	1,004,837

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL6 Ltd., “B”, FLR, 3.173% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		$1,000,000	$ 954,467
MF1 2022-FL8 Ltd., “B”, FLR, 2.742% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	266,983
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.421%, 5/15/2054 (i)		2,261,366	175,249
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.348%, 6/15/2054 (i)		4,870,429	342,486
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 2.042% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		236,000	235,466
PFP III 2021-7 Ltd., “AS”, FLR, 2.474% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		612,469	597,819
PFP III 2021-7 Ltd., “B”, FLR, 2.909% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		239,988	225,235
PFP III 2021-8 Ltd., “B”, FLR, 3.009% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		238,000	229,152
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 2.973% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		700,000	674,027
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 3.323% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		534,500	514,150
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 2.723% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		325,500	318,367
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 2.923% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		350,000	331,994
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.676%, 8/15/2054 (i)		4,975,524	484,993
			$26,057,198
Automotive – 0.5%
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$404,000	$ 365,889
Hyundai Capital America, 2%, 6/15/2028 (n)		400,000	336,303
Hyundai Capital America, 6.375%, 4/08/2030 (n)		574,000	611,463
Stellantis N.V., 2.75%, 4/01/2032	EUR	390,000	345,630
Volkswagen International Finance N.V., 4.375% to 3/28/2031, FLR (EUR Swap Rate - 9yr. + 3.36%) to 3/28/2032, FLR (EUR Swap Rate - 9yr. + 3.61%) to 3/28/2051, FLR (EUR Swap Rate - 9yr. + 4.11%) to 12/31/2099		500,000	420,414
			$2,079,699
Broadcasting – 0.5%
Discovery, Inc., 4.125%, 5/15/2029		$458,000	$ 422,479
Magallanes, Inc., 4.279%, 3/15/2032 (n)		725,000	647,963
Prosus N.V., 1.539%, 8/03/2028	EUR	300,000	248,364
Prosus N.V., 2.085%, 1/19/2030		380,000	303,736
Prosus N.V., 3.68%, 1/21/2030 (n)		$440,000	350,542
Prosus N.V., 3.832%, 2/08/2051 (n)		360,000	216,915
			$2,189,999
Brokerage & Asset Managers – 0.3%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$240,000	$ 235,895
Intercontinental Exchange, Inc., 3%, 9/15/2060		417,000	280,962
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	146,914
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	388,088
			$1,051,859
Building – 0.3%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	470,000	$ 440,261
Imerys S.A., 1%, 7/15/2031	EUR	500,000	377,913
Vulcan Materials Co., 3.5%, 6/01/2030		$453,000	410,707
			$1,228,881
Business Services – 0.6%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	525,000	$ 404,767
Euronet Worldwide, Inc., 1.375%, 5/22/2026		580,000	529,405
Experian Europe DAC Co., 1.56%, 5/16/2031		100,000	89,925
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	305,950
Mastercard, Inc., 3.85%, 3/26/2050		310,000	283,836
Visa, Inc., 2%, 6/15/2029	EUR	460,000	464,766
Visa, Inc., 3.65%, 9/15/2047		$372,000	331,056
			$2,409,705

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$262,000	$ 263,497
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		267,000	211,560
Comcast Corp., 3.75%, 4/01/2040		359,000	314,649
SES S.A., 3.5%, 1/14/2029	EUR	320,000	327,259
Time Warner Cable, Inc., 4.5%, 9/15/2042		$388,000	302,881
			$1,419,846
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$219,000	$ 175,585
BASF SE, 3.75%, 6/29/2032	EUR	300,000	306,813
			$482,398
Computer Software – 0.2%
Microsoft Corp., 2.525%, 6/01/2050 (f)		$523,000	$ 385,203
Microsoft Corp., 2.921%, 3/17/2052 (f)		455,000	358,911
Microsoft Corp., 2.675%, 6/01/2060		228,000	163,466
VeriSign, Inc., 4.75%, 7/15/2027		121,000	118,392
			$1,025,972
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$536,000	$ 558,681
Conglomerates – 0.3%
Carrier Global Corp., 3.577%, 4/05/2050		$415,000	$ 314,080
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		706,000	644,225
Highland Holdings S.á r.l. Co., 0.318%, 12/15/2026	EUR	163,000	152,503
			$1,110,808
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	160,000	$ 146,259
JAB Holdings B.V., 2.25%, 12/19/2039		600,000	408,438
L'Oréal S.A., 0.875%, 6/29/2026		300,000	302,488
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$425,000	401,994
			$1,259,179
Consumer Services – 0.0%
Rentokil Initial PLC, 3.875%, 6/27/2027	EUR	116,000	$ 123,642
Electrical Equipment – 0.3%
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	640,000	$ 561,913
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		780,000	613,340
			$1,175,253
Electronics – 0.3%
ASML Holding N.V., 2.25%, 5/17/2032	EUR	180,000	$ 179,479
Broadcom, Inc., 4.15%, 11/15/2030		$97,000	88,873
Broadcom, Inc., 3.469%, 4/15/2034 (n)		240,000	195,328
Broadcom, Inc., 3.137%, 11/15/2035 (n)		174,000	132,132
Broadcom, Inc., 3.187%, 11/15/2036 (n)		12,000	9,122
Broadcom, Inc., 4.926%, 5/15/2037 (n)		130,000	116,551
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		813,000	717,169
			$1,438,654

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 2.0%
CEZ A.S. (Czech Republic), 2.462%, 4/06/2027	EUR	543,000	$ 535,079
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$900,000	845,149
Emirates Development Bank PJSC, 1.639%, 6/15/2026		970,000	887,550
Export-Import Bank of India, 3.375%, 8/05/2026		600,000	571,874
Export-Import Bank of India, 3.875%, 2/01/2028		600,000	571,821
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	600,000	573,029
First Abu Dhabi Bank PJSC, 1.625%, 4/07/2027		760,000	749,659
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		$470,000	329,000
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 11/07/2024		398,000	386,079
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		830,000	715,037
MDGH - GMTN RSC Ltd. (United Arab Emirates), 1%, 3/10/2034	EUR	500,000	424,420
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		$470,000	407,624
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		550,000	506,659
Qatar Petroleum, 2.25%, 7/12/2031		664,000	566,890
Qatar Petroleum, 3.125%, 7/12/2041		436,000	341,606
			$8,411,476
Emerging Market Sovereign – 11.7%
Dominican Republic, 4.875%, 9/23/2032		$750,000	$ 577,078
Federative Republic of Brazil, 10%, 1/01/2025	BRL	18,900,000	3,403,059
Hellenic Republic (Republic of Greece), 0%, 2/12/2026 (n)	EUR	1,437,000	1,365,870
Hellenic Republic (Republic of Greece), 2%, 4/22/2027 (n)		2,280,000	2,310,561
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		2,035,000	1,803,436
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052 (n)		600,000	381,699
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$1,309,000	1,322,499
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	84,212,000	1,818,753
People's Republic of China, 3.03%, 3/11/2026	CNY	109,950,000	16,681,138
People's Republic of China, 3.13%, 11/21/2029		27,670,000	4,202,431
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	600,000	445,987
Republic of Croatia, 2.875%, 4/22/2032		621,000	614,177
Republic of Croatia, 1.125%, 3/04/2033		637,000	522,353
Republic of Guatemala, 3.7%, 10/07/2033		$227,000	174,359
Republic of Hungary, 5.5%, 6/16/2034 (n)		294,000	284,827
Republic of Indonesia, 3.55%, 3/31/2032		440,000	400,345
Republic of Korea, 1.875%, 6/10/2029	KRW	8,628,190,000	5,904,819
Republic of Korea, 1.375%, 6/10/2030		5,259,400,000	3,407,344
Republic of Philippines, 3.556%, 9/29/2032		$325,000	299,832
Republic of South Africa, 8.25%, 3/31/2032	ZAR	12,197,000	627,290
Republic of South Africa, 5.875%, 4/20/2032		$429,000	365,851
State of Qatar, 4%, 3/14/2029 (n)		462,000	465,594
State of Qatar, 4.4%, 4/16/2050		200,000	190,532
United Arab Emirates International Government, 3.25%, 10/19/2061		345,000	260,089
United Mexican States, 7.5%, 6/03/2027	MXN	20,900,000	971,245
United Mexican States, 2.659%, 5/24/2031		$1,246,000	1,025,431
United Mexican States, 3.771%, 5/24/2061		534,000	345,825
			$50,172,424
Energy - Independent – 0.4%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$644,000	$ 548,377
Energean Israel Finance Ltd., 4.875%, 3/30/2026		325,000	286,845
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,200,000	1,020,000
			$1,855,222

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.5%
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170	EUR	290,000	$ 253,127
Cenovus Energy, Inc., 2.65%, 1/15/2032		$522,000	431,696
Eni S.p.A., 4.25%, 5/09/2029 (n)		578,000	564,380
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	700,000	695,342
MOL PLC, 1.5%, 10/08/2027		280,000	239,711
			$2,184,256
Engineering - Construction – 0.1%
Bouygues S.A., 2.25%, 6/29/2029	EUR	200,000	$ 197,311
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)		$322,000	$ 228,736
Financial Institutions – 1.4%
Adler Group S.A., 2.25%, 4/27/2027	EUR	300,000	$ 149,465
Adler Group S.A., 2.25%, 1/14/2029		500,000	244,644
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$1,173,000	1,065,329
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		209,000	167,303
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		166,000	119,615
Air Lease Corp., 2.875%, 1/15/2032		583,000	455,070
Atrium European Real Estate Ltd., 3.625% to 11/4/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170	EUR	325,000	196,687
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		$263,000	243,550
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		266,000	246,417
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		335,000	273,210
Crédit Logement S.A., 1.081%, 2/15/2034	EUR	600,000	501,507
CTP N.V., 0.942%, 1/20/2026		460,000	403,122
CTP N.V., 1.5%, 9/27/2031		570,000	360,304
EXOR N.V., 0.875%, 1/19/2031		275,000	218,906
Logicor Financing S.à r.l., 1.625%, 1/17/2030		480,000	394,477
Logicor Financing S.à r.l., 0.875%, 1/14/2031		200,000	146,518
P3 Group S.à r.l., 0.875%, 1/26/2026		610,000	548,768
VGP N.V., 1.5%, 4/08/2029		300,000	207,699
Vonovia SE, 2.375%, 3/25/2032		100,000	86,032
Vonovia SE, 1.625%, 9/01/2051		300,000	158,133
			$6,186,756
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$206,000	$ 188,930
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		314,000	320,695
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		400,000	391,340
Asahi Group Holdings Ltd., 0.541%, 10/23/2028	EUR	490,000	441,567
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$335,000	317,340
Constellation Brands, Inc., 3.15%, 8/01/2029		776,000	698,448
Constellation Brands, Inc., 2.25%, 8/01/2031		478,000	387,656
Diageo Capital PLC, 1.875%, 6/08/2034	EUR	240,000	220,246
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		$341,000	288,044
Kraft Heinz Foods Co., 3.875%, 5/15/2027		586,000	566,692
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		950,000	733,904
			$4,554,862
Gaming & Lodging – 0.6%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		$450,000	$ 357,469
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	410,000	454,482
Las Vegas Sands Corp., 3.9%, 8/08/2029		$550,000	449,403

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Marriott International, Inc., 2.85%, 4/15/2031		$499,000	$ 413,811
VICI Properties LP, REIT, 4.95%, 2/15/2030		831,000	787,547
			$2,462,712
Industrial – 0.2%
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	510,000	$ 279,295
Investor AB, 2.75%, 6/10/2032		135,000	138,292
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	291,420
			$709,007
Insurance – 0.3%
Argentum Netherlands B.V., 5.125%, 6/01/2048		$360,000	$ 348,883
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	475,000	465,463
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$127,000	108,303
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	200,000	170,307
			$1,092,956
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$591,000	$ 599,755
Insurance - Property & Casualty – 0.2%
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		$130,000	$ 108,986
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		340,000	286,889
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	408,000	405,379
			$801,254
International Market Quasi-Sovereign – 1.0%
Aeroports de Paris , 2.75%, 4/02/2030	EUR	400,000	$ 406,688
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$453,000	359,233
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049	EUR	400,000	294,474
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		600,000	487,297
ESB Finance DAC, 1%, 7/19/2034		510,000	421,926
Islandsbanki, 0.75%, 3/25/2025		430,000	421,453
KFW German Government Development Bank, 1.125%, 3/31/2037		1,360,000	1,208,945
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$517,000	439,748
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	200,000	163,503
			$4,203,267
International Market Sovereign – 10.0%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	1,597,000	$ 1,021,554
Commonwealth of Australia, 1.75%, 6/21/2051		1,117,000	489,579
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	183,679
Government of Canada, 1.5%, 12/01/2031	CAD	1,451,000	970,204
Government of Canada, 2%, 12/01/2051		427,000	258,204
Government of Japan, 0.1%, 6/20/2029	JPY	358,450,000	2,630,808
Government of Japan, 1.7%, 3/20/2032		1,082,000,000	9,051,223
Government of Japan, 0.4%, 3/20/2036		132,950,000	959,939
Government of Japan, 2.3%, 3/20/2040		92,650,000	850,874
Government of New Zealand, 1.5%, 5/15/2031	NZD	5,097,000	2,627,490
Government of New Zealand , 0.25%, 5/15/2028		12,092,000	6,176,073
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	2,057,000	1,507,947
Kingdom of Spain, 1.25%, 10/31/2030 (n)		1,715,000	1,668,290
Republic of Cyprus, 0%, 2/09/2026		879,000	845,275

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Cyprus, 0.625%, 1/21/2030	EUR	1,061,000	$ 909,214
Republic of Cyprus, 0.95%, 1/20/2032		1,988,000	1,638,743
Republic of Iceland, 5%, 11/15/2028	ISK	238,700,000	1,729,770
Republic of Italy, 1.65%, 3/01/2032	EUR	648,000	592,551
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	5,613,000	6,615,071
United Kingdom Treasury, 1.75%, 9/07/2037		1,814,000	1,974,280
United Kingdom Treasury, 1.75%, 1/22/2049		325,000	330,740
			$43,031,508
Local Authorities – 0.5%
Oslo kommune, 2.17%, 5/18/2029	NOK	7,000,000	$ 636,657
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	536,629
Province of British Columbia, 2.95%, 6/18/2050		300,000	186,316
Province of Ontario, 1.9%, 12/02/2051		2,031,000	970,847
			$2,330,449
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$611,000	$ 553,800
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	640,000	446,880
			$1,000,680
Major Banks – 3.0%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$528,000	$ 418,735
Banco de Sabadell S.A., 5% to 11/19/2027, FLR (EUR Swap Rate - 5yr. + 5.171%) to 2/17/2170	EUR	200,000	153,221
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031		350,000	297,270
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$1,209,000	1,014,977
BNP Paribas S.A., 2.1%, 4/07/2032	EUR	300,000	268,676
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$735,000	598,108
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)		250,000	198,948
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		1,050,000	849,089
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		503,000	394,389
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		726,000	670,578
JPMorgan Chase & Co., 1.963% to 3/23/2029, FLR (EURIBOR - 3mo. + 1.13%) to 3/23/2030	EUR	468,000	447,833
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$382,000	305,323
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		669,000	490,320
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		271,000	223,033
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		672,000	596,507
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		675,000	620,017
Nationwide Building Society, 0.25%, 9/14/2028	EUR	500,000	439,117
NatWest Group PLC, 3.619% to 3/29/2028, FLR (GBP Swap Rate - 5yr. + 2.1%) to 3/29/2029	GBP	220,000	250,843
NatWest Group PLC, 5.125% to 11/12/2027, FLR (GBP Government Yield - 5yr. + 4.985%) to 12/31/2068		300,000	308,453
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	340,000	292,860
Toronto Dominion Bank, 4.108%, 6/08/2027		$577,000	570,576
Toronto Dominion Bank, 1.952%, 4/08/2030	EUR	310,000	294,259
UBS Group AG, 2.75% to 6/15/2026, FLR (EUR ICE Swap Rate - 5yr. + 1.15%) to 6/15/2027		330,000	338,984
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$900,000	732,462
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	500,000	464,276
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		480,000	438,865
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	570,000	574,023
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$629,000	558,216
			$12,809,958
Medical & Health Technology & Services – 0.7%
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	240,000	$ 239,603
Alcon, Inc., 3.8%, 9/23/2049 (n)		$626,000	497,148
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	190,000	125,208

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.25%, 6/15/2026		$470,000	$ 467,613
HCA, Inc., 5.125%, 6/15/2039		195,000	170,647
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	454,865
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	349,268
Thermo Fisher Scientific (Finance I) Co., 1.125%, 10/18/2033	EUR	250,000	212,144
Thermo Fisher Scientific (Finance I) Co., 2%, 10/18/2051		210,000	152,083
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$409,000	357,568
			$3,026,147
Medical Equipment – 0.0%
American Medical Systems Europe B.V., 1.875%, 3/08/2034	EUR	130,000	$ 113,232
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$326,000	$ 328,280
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		590,000	487,115
			$815,395
Midstream – 0.7%
Enbridge, Inc., 5.375%, 9/27/2077	CAD	680,000	$ 493,412
Enterprise Products Partners LP, 3.125%, 7/31/2029		$338,000	304,178
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		526,551	447,373
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		1,023,000	901,324
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		356,000	356,861
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		335,000	321,037
Targa Resources Corp., 4.2%, 2/01/2033		56,000	50,727
Targa Resources Corp., 4.95%, 4/15/2052		341,000	292,220
			$3,167,132
Mortgage-Backed – 4.4%
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		$2,838,063	$ 2,911,285
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		922,872	966,963
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		79,254	84,884
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		121,046	131,793
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		649,044	654,863
Fannie Mae, 3.5%, 5/01/2043 (f)		1,082,322	1,055,622
Fannie Mae, 3.5%, 7/01/2046 - 12/01/2046		391,343	382,980
Fannie Mae, UMBS, 2.5%, 6/01/2050 - 1/01/2052		486,682	441,475
Fannie Mae, UMBS, 2%, 1/01/2051 - 3/01/2052		723,683	630,778
Fannie Mae, UMBS, 3%, 12/01/2051		239,824	224,286
Freddie Mac, 4%, 7/01/2025		27,638	27,960
Freddie Mac, 1.48%, 3/25/2027 (i)		809,000	46,044
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,288,024
Freddie Mac, 3.9%, 4/25/2028		400,000	407,444
Freddie Mac, 1.914%, 4/25/2030 (i)		1,420,926	166,492
Freddie Mac, 1.984%, 4/25/2030 (i)		1,365,340	165,213
Freddie Mac, 1.766%, 5/25/2030 (i)		1,747,943	192,630
Freddie Mac, 1.905%, 5/25/2030 (i)		3,920,368	465,365
Freddie Mac, 1.436%, 6/25/2030 (i)		1,615,349	144,000
Freddie Mac, 1.704%, 8/25/2030 (i)		1,436,842	155,675
Freddie Mac, 1.262%, 9/25/2030 (i)		905,456	73,144
Freddie Mac, 1.172%, 11/25/2030 (i)		1,823,916	138,547
Freddie Mac, 0.422%, 1/25/2031 (i)		6,725,417	149,517
Freddie Mac, 0.613%, 3/25/2031 (i)		8,144,715	290,026
Freddie Mac, 1.039%, 7/25/2031 (i)		1,499,257	104,859
Freddie Mac, 0.632%, 9/25/2031 (i)		6,201,367	247,054
Freddie Mac, 0.955%, 9/25/2031 (i)		1,902,494	124,223

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.664%, 12/25/2031 (i)		$1,517,361	$ 66,485
Freddie Mac, 3%, 8/25/2032 (i)		460,429	433,564
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		17,990	19,261
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		266,454	279,880
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		529,292	546,711
Freddie Mac, UMBS, 3.5%, 1/01/2047		293,815	287,906
Freddie Mac, UMBS, 3%, 6/01/2050 - 4/01/2052		102,845	96,345
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 4/01/2052		339,579	306,423
Freddie Mac, UMBS, 2%, 3/01/2052		74,343	64,602
Freddie Mac, UMBS, 4%, 5/01/2052		49,877	49,675
Ginnie Mae, 5%, 5/15/2040		32,471	34,134
Ginnie Mae, 3.5%, 6/20/2043		483,440	479,955
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051		636,827	584,929
Ginnie Mae, 2%, 1/20/2052		391,924	348,652
Ginnie Mae, 3%, 2/20/2052		24,494	23,128
Ginnie Mae, TBA, 3%, 7/21/2052		425,000	400,596
Ginnie Mae, TBA, 5%, 7/21/2052		175,000	179,320
Ginnie Mae, TBA, 4%, 8/18/2052		650,000	645,620
UMBS, TBA, 2%, 7/14/2052 - 8/11/2052		50,000	43,359
UMBS, TBA, 2.5%, 7/14/2052 - 8/11/2052		1,475,000	1,325,992
UMBS, TBA, 3.5%, 7/14/2052		550,000	528,902
UMBS, TBA, 4.5%, 7/14/2052		200,000	200,758
UMBS, TBA, 4%, 7/25/2052		200,000	197,215
UMBS, TBA, 5.5%, 8/11/2052		175,000	181,125
			$18,995,683
Municipals – 0.7%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$475,000	$ 476,625
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		685,000	684,725
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037		695,000	595,631
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	413,405
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047 (w)		455,000	455,211
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		275,000	243,662
			$2,869,259
Natural Gas - Distribution – 0.1%
National Grid PLC, 1.125%, 1/14/2033	GBP	487,000	$ 429,176
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	440,000	$ 380,380
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	470,000	426,689
			$807,069
Network & Telecom – 0.3%
AT&T, Inc., 3.5%, 9/15/2053		$229,000	$ 173,582
Orange S.A., 2.375%, 5/18/2032	EUR	200,000	198,201
Verizon Communications, Inc., 2.1%, 3/22/2028		$291,000	258,472
Verizon Communications, Inc., 2.55%, 3/21/2031		876,000	748,987
			$1,379,242
Oils – 0.3%
Neste Oyj, 0.75%, 3/25/2028	EUR	700,000	$ 645,832
Puma International Financing S.A., 5%, 1/24/2026		$475,000	415,625
			$1,061,457

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.5%
AIB Group PLC, 2.25%, 4/04/2028	EUR	290,000	$ 279,484
Alpha Bank, 4.25%, 2/13/2030		590,000	494,632
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		$397,000	339,435
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027	EUR	670,000	543,699
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031		400,000	305,638
Belfius Bank S.A., 3.625% to 4/16/2025, FLR (EUR Swap Rate - 5yr. + 2.938%) to 4/16/2068		400,000	318,740
Caixabank S.A., 3.625% to 3/14/2029, FLR (EUR Swap Rate - 5yr. + 3.857%) to 12/14/2170		400,000	288,325
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		100,000	100,122
Deutsche Bank AG, 4.5% to 4/30/2027, FLR (EUR Swap Rate - 5yr. + 4.552%) to 3/28/2071		400,000	326,068
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$584,000	574,195
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	690,000	586,839
KBC Group N.V., 2.875% to 6/29/2024, FLR (EURIBOR - 3mo. + 1.25%) to 6/29/2025	EUR	300,000	315,690
Macquarie Group Ltd., 4.08%, 5/31/2029	GBP	540,000	629,990
UBS AG, 5.125%, 5/15/2024		$866,000	863,835
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	335,000	394,165
			$6,360,857
Printing & Publishing – 0.3%
Informa PLC, 3.125%, 7/05/2026	GBP	242,000	$ 283,410
Informa PLC, 1.25%, 4/22/2028	EUR	480,000	440,074
Wolters Kluwer N.V., 0.75%, 7/03/2030		500,000	438,601
			$1,162,085
Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$487,000	$ 416,670
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	1,125,000	962,167
			$1,378,837
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$356,000	$ 322,650
Corporate Office Property LP, REIT, 2%, 1/15/2029		237,000	191,049
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		490,000	396,180
			$909,879
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$405,000	$ 320,142
Lexington Realty Trust Co., 2.7%, 9/15/2030		466,000	382,492
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		681,000	556,177
			$1,258,811
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$445,000	$ 401,510
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	337,000	266,405
Regency Centers Corp., 3.7%, 6/15/2030		$165,000	149,721
STORE Capital Corp., REIT, 2.75%, 11/18/2030		786,000	640,588
			$1,458,224
Restaurants – 0.1%
McDonald's Corp., 2.375%, 5/31/2029	EUR	370,000	$ 368,223
Retailers – 0.3%
Home Depot, Inc., 4.875%, 2/15/2044 (f)		$453,000	$ 459,730
Kohl's Corp., 3.375%, 5/01/2031		468,000	405,877
MercadoLibre, Inc., 3.125%, 1/14/2031		683,000	491,972
			$1,357,579

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$551,000	$ 435,332
Supermarkets – 0.1%
Iceland Bondco PLC, 4.375%, 5/15/2028	GBP	710,000	$ 570,427
Supranational – 0.3%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$530,000	$ 495,097
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	325,212
West African Development Bank, 4.7%, 10/22/2031		$525,000	435,750
			$1,256,059
Telecommunications - Wireless – 0.6%
Crown Castle International Corp., REIT, 3.7%, 6/15/2026		$345,000	$ 332,826
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		400,000	296,000
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		413,000	377,651
Rogers Communications, Inc., 3.7%, 11/15/2049		316,000	240,813
T-Mobile USA, Inc., 3.875%, 4/15/2030		817,000	762,470
Vodafone Group PLC, 1.625%, 11/24/2030	EUR	460,000	430,352
			$2,440,112
Telephone Services – 0.2%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,000,000	$ 641,338
Transportation - Services – 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$494,000	$ 579,379
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	600,000	509,207
Transurban Finance Co., 1.45%, 5/16/2029		350,000	325,239
			$1,413,825
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.31%, 5/01/2027		$13,949	$ 14,121
Small Business Administration, 2.22%, 3/01/2033		540,353	508,672
			$522,793
U.S. Treasury Obligations – 1.1%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$6,820,000	$ 4,711,661
U.S. Treasury Bonds, 2.375%, 11/15/2049		152,000	128,381
			$4,840,042
Utilities - Electric Power – 2.0%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		$104,000	$ 88,083
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	660,000	531,794
Bruce Power LP, 2.68%, 12/21/2028	CAD	915,000	628,039
Enel Americas S.A., 4%, 10/25/2026		$1,891,000	1,824,815
Enel Finance International N.V., 2.875%, 4/11/2029	GBP	280,000	313,055
Enel Finance International N.V., 0.875%, 9/28/2034	EUR	690,000	501,380
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$543,000	462,469
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	325,000	280,053
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		$638,000	654,390
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170	EUR	385,000	267,506
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,159,350
Evergy, Inc., 2.9%, 9/15/2029		527,000	465,102

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	$427,000	$ 363,186
Pacific Gas & Electric Co., 4.95%, 7/01/2050	384,000	306,398
Southern California Edison Co., 3.65%, 2/01/2050	252,000	192,661
Virginia Electric & Power Co., 3.5%, 3/15/2027	330,000	322,212
Virginia Electric & Power Co., 2.875%, 7/15/2029	217,000	198,687
Xcel Energy, Inc., 4.6%, 6/01/2032	184,000	182,484
		$8,741,664
Total Bonds (Identified Cost, $291,695,087)		$255,708,251
Common Stocks – 32.9%
Aerospace & Defense – 1.1%
General Dynamics Corp.	6,899	$ 1,526,404
Honeywell International, Inc. (f)	6,651	1,156,010
L3Harris Technologies, Inc.	3,526	852,234
Lockheed Martin Corp. (f)	1,406	604,524
Northrop Grumman Corp.	1,536	735,084
		$4,874,256
Alcoholic Beverages – 0.6%
Ambev S.A.	59,300	$ 151,835
Diageo PLC	18,791	807,577
Heineken N.V.	5,993	546,391
Kirin Holdings Co. Ltd.	16,300	256,790
Pernod Ricard S.A.	3,333	612,291
		$2,374,884
Apparel Manufacturers – 0.4%
Adidas AG	2,491	$ 440,538
Compagnie Financiere Richemont S.A.	10,009	1,065,747
LVMH Moet Hennessy Louis Vuitton SE	451	274,926
		$1,781,211
Automotive – 0.9%
Aptiv PLC (a)	9,036	$ 804,837
Ford Otomotiv Sanayi A.S.	8,701	139,185
Lear Corp.	5,837	734,820
LKQ Corp. (f)	21,803	1,070,309
Magna International, Inc.	9,035	496,111
Stellantis N.V.	11,088	137,019
Toyota Motor Corp.	21,500	332,768
		$3,715,049
Biotechnology – 0.2%
Biogen, Inc. (a)	856	$ 174,573
Gilead Sciences, Inc.	8,125	502,206
		$676,779
Brokerage & Asset Managers – 0.8%
Cboe Global Markets, Inc.	6,596	$ 746,601
Charles Schwab Corp. (f)	26,648	1,683,621
NASDAQ, Inc.	5,228	797,479
		$3,227,701

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 1.5%
Accenture PLC, “A”	4,266	$ 1,184,455
Amdocs Ltd.	9,217	767,868
CGI, Inc. (a)	13,646	1,087,058
Cognizant Technology Solutions Corp., “A”	2,175	146,791
Equifax, Inc.	2,294	419,297
Experian PLC	20,195	591,476
Fidelity National Information Services, Inc.	7,765	711,818
Fiserv, Inc. (a)(f)	7,965	708,646
Secom Co. Ltd.	11,000	679,636
		$6,297,045
Cable TV – 0.4%
Comcast Corp., “A” (f)	46,215	$ 1,813,477
Chemicals – 0.3%
Nutrien Ltd.	1,837	$ 146,295
PPG Industries, Inc.	9,936	1,136,082
		$1,282,377
Computer Software – 0.4%
Microsoft Corp. (f)	6,468	$ 1,661,176
Computer Software - Systems – 1.1%
Amadeus IT Group S.A. (a)	13,435	$ 748,451
Fujitsu Ltd.	6,500	812,740
Hitachi Ltd.	25,800	1,224,207
Hon Hai Precision Industry Co. Ltd.	141,000	516,892
Lenovo Group Ltd.	334,000	312,002
Samsung Electronics Co. Ltd.	26,856	1,178,983
		$4,793,275
Construction – 0.7%
Anhui Conch Cement Co. Ltd.	26,000	$ 112,657
Masco Corp.	21,549	1,090,379
Otis Worldwide Corp.	3,557	251,373
Stanley Black & Decker, Inc.	7,654	802,599
Vulcan Materials Co.	4,931	700,695
		$2,957,703
Consumer Products – 1.1%
Colgate-Palmolive Co. (f)	27,268	$ 2,185,257
Kimberly-Clark Corp. (f)	10,731	1,450,295
Reckitt Benckiser Group PLC	15,775	1,184,820
		$4,820,372
Electrical Equipment – 0.8%
Johnson Controls International PLC	22,147	$ 1,060,398
Legrand S.A.	7,129	526,395
Schneider Electric SE	14,698	1,738,973
		$3,325,766
Electronics – 1.3%
Intel Corp.	17,160	$ 641,956
Kyocera Corp.	9,800	524,092
NXP Semiconductors N.V.	4,946	732,156

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,116	$ 1,317,483
Texas Instruments, Inc. (f)	16,309	2,505,878
		$5,721,565
Energy - Independent – 0.6%
ConocoPhillips (f)	19,002	$ 1,706,570
Hess Corp. (f)	9,624	1,019,566
		$2,726,136
Energy - Integrated – 0.5%
China Petroleum & Chemical Corp.	2,098,000	$ 943,817
Eni S.p.A.	78,412	930,843
LUKOIL PJSC, ADR (u)	1,414	0
Suncor Energy, Inc.	5,532	194,084
		$2,068,744
Food & Beverages – 1.4%
Archer Daniels Midland Co.	5,630	$ 436,888
Coca-Cola FEMSA S.A.B. de C.V.	3,160	174,685
Danone S.A.	17,993	1,004,258
General Mills, Inc. (f)	25,139	1,896,738
J.M. Smucker Co.	8,523	1,091,029
Nestle S.A.	11,802	1,377,693
		$5,981,291
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	12,314	$ 329,030
Tesco PLC	479,084	1,490,048
		$1,819,078
Forest & Paper Products – 0.1%
Weyerhaeuser Co., REIT	10,677	$ 353,622
General Merchandise – 0.1%
Bim Birlesik Magazalar A.S.	71,141	$ 344,597
Walmart de Mexico S.A.B. de C.V.	53,906	185,847
		$530,444
Health Maintenance Organizations – 0.4%
Cigna Corp.	6,669	$ 1,757,415
Insurance – 2.3%
Aon PLC (s)	8,130	$ 2,192,498
Chubb Ltd.	7,963	1,565,367
Equitable Holdings, Inc.	19,846	517,385
Everest Re Group Ltd.	1,018	285,325
Hartford Financial Services Group, Inc.	6,299	412,144
Manulife Financial Corp.	76,670	1,329,455
MetLife, Inc. (f)	9,685	608,121
Samsung Fire & Marine Insurance Co. Ltd.	3,090	478,350
Travelers Cos., Inc.	5,021	849,202
Willis Towers Watson PLC	5,442	1,074,196
Zurich Insurance Group AG	1,121	487,550
		$9,799,593

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.1%
Alphabet, Inc., “A” (a)	255	$ 555,711
Leisure & Toys – 0.1%
Brunswick Corp.	2,813	$ 183,914
Nintendo Co. Ltd.	500	216,244
		$400,158
Machinery & Tools – 1.0%
Eaton Corp. PLC	10,164	$ 1,280,562
GEA Group AG	3,585	123,565
Ingersoll Rand, Inc.	27,406	1,153,245
Kubota Corp.	44,900	670,786
PACCAR, Inc.	4,024	331,336
Regal Rexnord Corp.	6,066	688,612
		$4,248,106
Major Banks – 3.2%
Bank of America Corp.	46,468	$ 1,446,549
BNP Paribas S.A.	34,417	1,636,193
China Construction Bank Corp.	666,000	447,293
DBS Group Holdings Ltd.	67,000	1,431,339
Erste Group Bank AG	7,778	197,253
Goldman Sachs Group, Inc.	5,632	1,672,817
JPMorgan Chase & Co.	16,605	1,869,889
Mitsubishi UFJ Financial Group, Inc.	177,300	953,144
National Australia Bank Ltd.	11,265	212,976
NatWest Group PLC	465,643	1,237,384
UBS Group AG	169,053	2,725,319
		$13,830,156
Medical & Health Technology & Services – 0.4%
ICON PLC (a)	1,648	$ 357,122
McKesson Corp.	3,534	1,152,826
Quest Diagnostics, Inc.	1,340	178,193
Sonic Healthcare Ltd.	4,824	109,916
		$1,798,057
Medical Equipment – 1.0%
Becton, Dickinson and Co.	4,251	$ 1,047,999
Boston Scientific Corp. (a)(s)	23,068	859,744
Danaher Corp. (f)	1,604	406,646
Medtronic PLC	12,910	1,158,673
Thermo Fisher Scientific, Inc. (f)	1,362	739,947
		$4,213,009
Metals & Mining – 0.8%
Fortescue Metals Group Ltd.	17,560	$ 212,477
Glencore PLC	43,071	233,367
Kumba Iron Ore Ltd.	3,047	98,450
Rio Tinto PLC	35,404	2,118,879
Vale S.A.	39,300	574,919
		$3,238,092
Natural Gas - Pipeline – 0.1%
Pembina Pipeline Corp. (l)	5,659	$ 200,035

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 0.6%
Hana Financial Group, Inc.	4,249	$ 128,773
Julius Baer Group Ltd.	9,995	461,090
Sberbank of Russia PJSC (a)(u)	137,348	0
SLM Corp.	23,688	377,587
Tisco Financial Group PCL	72,400	181,230
Truist Financial Corp.	28,766	1,364,371
Zions Bancorp NA	3,112	158,401
		$2,671,452
Pharmaceuticals – 3.6%
Bayer AG	29,521	$ 1,754,720
Johnson & Johnson (f)	24,106	4,279,056
Merck & Co., Inc. (f)	39,871	3,635,039
Novo Nordisk A.S., “B”	1,939	215,058
Organon & Co. (f)	33,883	1,143,551
Pfizer, Inc.	6,357	333,298
Roche Holding AG	12,410	4,141,000
Santen Pharmaceutical Co. Ltd.	13,300	104,298
		$15,606,020
Printing & Publishing – 0.4%
RELX PLC	17,936	$ 485,314
Wolters Kluwer N.V.	14,197	1,377,084
		$1,862,398
Railroad & Shipping – 0.5%
A.P. Moller-Maersk A/S	32	$ 74,640
Canadian Pacific Railway Ltd.	14,389	1,005,061
Nippon Yusen KK	2,900	198,135
Orient Overseas International Ltd.	4,000	106,031
Union Pacific Corp.	4,272	911,132
		$2,294,999
Real Estate – 0.2%
Extra Space Storage, Inc., REIT	2,416	$ 411,010
National Retail Properties, Inc., REIT	5,895	253,485
National Storage Affiliates Trust, REIT	2,050	102,643
		$767,138
Restaurants – 0.2%
Texas Roadhouse, Inc.	2,243	$ 164,188
Yum China Holdings, Inc.	12,670	614,495
		$778,683
Specialty Chemicals – 0.2%
Akzo Nobel N.V.	7,507	$ 492,629
Axalta Coating Systems Ltd. (a)	18,039	398,842
		$891,471
Specialty Stores – 0.1%
Home Depot, Inc. (f)	857	$ 235,049

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.0%
KDDI Corp.	82,900	$ 2,620,564
T-Mobile US, Inc. (a)(f)	9,750	1,311,765
Vodafone Group PLC	322,348	497,006
		$4,429,335
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	24,643	$ 427,914
Orange S.A.	12,197	143,413
PT Telekom Indonesia	803,900	215,848
Quebecor, Inc., “B” (l)	19,467	416,048
		$1,203,223
Tobacco – 0.7%
British American Tobacco PLC	28,562	$ 1,223,679
Japan Tobacco, Inc. (l)	24,000	414,976
Philip Morris International, Inc. (f)(s)	15,360	1,516,646
		$3,155,301
Utilities - Electric Power – 1.0%
Duke Energy Corp.	6,977	$ 748,004
E.ON SE	111,936	939,365
Edison International	10,001	632,463
Exelon Corp. (f)	16,337	740,393
Iberdrola S.A.	68,421	709,561
Transmissora Alianca de Energia Eletrica S.A., IEU	62,089	458,183
		$4,227,969
Total Common Stocks (Identified Cost, $102,844,808)		$140,965,321
Preferred Stocks – 0.4%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	7,722	$ 309,261
Consumer Products – 0.3%
Henkel AG & Co. KGaA	19,565	$ 1,205,175
Metals & Mining – 0.0%
Gerdau S.A.	25,100	$ 107,192
Total Preferred Stocks (Identified Cost, $1,713,313)		$1,621,628
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5% (Identified Cost, $263,212)	2,435	$ 247,006
Investment Companies (h) – 5.2%
Money Market Funds – 5.2%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $22,503,599)	22,505,211	$ 22,502,960

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 37 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2022 @ EUR 387.5 (Premiums Paid, $93,094)	Call	BNP Paribas S.A.	$ 11,095,257	EUR 10,910,000	$8,359
Written Options (see table below) – (0.0)%
(Premiums Received, $48,669)					$(68,742)
Other Assets, Less Liabilities – 1.8%					7,801,173
Net Assets – 100.0%					$428,785,956
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,502,960 and $398,550,565, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $46,967,437, representing 11.0% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 2020-FL3 Ltd., “AS”, FLR, 4.243% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/2020	$357,000	$354,881
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BBSW	Bank Bill Swap Reference Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 6/30/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 37 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	BNP Paribas S.A.	EUR (3,500,000)	$(3,559,432)	EUR 700.00	September – 2022	$(68,742)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	836,208	USD	574,588	State Street Bank Corp.	7/15/2022	$2,630
CAD	1,781,000	USD	1,369,183	Deutsche Bank AG	7/15/2022	14,483
CAD	786,416	USD	608,558	HSBC Bank	7/15/2022	2,411
CHF	1,538,000	USD	1,575,115	JPMorgan Chase Bank N.A.	7/15/2022	36,885
CHF	2,898,000	USD	3,042,922	JPMorgan Chase Bank N.A.	8/26/2022	3,389
CNH	12,554,000	USD	1,873,220	JPMorgan Chase Bank N.A.	7/15/2022	2,429

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
CNY	3,345,369	USD	498,342	Goldman Sachs International	8/26/2022	$1,406
CNY	6,334,000	USD	945,232	JPMorgan Chase Bank N.A.	7/08/2022	948
CNY	6,334,000	USD	945,091	JPMorgan Chase Bank N.A.	8/26/2022	1,114
DKK	1,689,000	USD	237,709	JPMorgan Chase Bank N.A.	8/26/2022	1,150
EUR	1,473,838	USD	1,542,096	HSBC Bank	7/15/2022	3,396
EUR	59,158	USD	61,551	NatWest Markets PLC	7/15/2022	483
EUR	4,154,807	USD	4,323,556	State Street Bank Corp.	7/15/2022	33,247
GBP	280,994	USD	341,919	State Street Bank Corp.	7/15/2022	180
JPY	31,927,586	USD	234,621	Morgan Stanley Capital Services, Inc.	7/15/2022	826
JPY	131,872,684	USD	969,020	State Street Bank Corp.	7/15/2022	3,465
JPY	45,605,649	USD	334,783	UBS AG	7/15/2022	1,533
ZAR	10,295,034	USD	631,630	UBS AG	7/15/2022	541
USD	259,253	AUD	374,405	Barclays Bank PLC	7/15/2022	808
USD	593,060	AUD	800,000	Citibank N.A.	7/15/2022	40,836
USD	2,806,030	AUD	3,900,000	Deutsche Bank AG	7/15/2022	113,940
USD	10,288,961	AUD	14,257,767	JPMorgan Chase Bank N.A.	8/26/2022	443,302
USD	2,698,101	BRL	13,895,759	JPMorgan Chase Bank N.A.	8/02/2022	65,671
USD	283,011	CAD	360,000	Goldman Sachs International	7/15/2022	3,326
USD	1,633,441	CAD	2,101,610	JPMorgan Chase Bank N.A.	7/15/2022	692
USD	392,865	CNH	2,600,000	Brown Brothers Harriman	7/15/2022	4,408
USD	405,203	CNH	2,600,000	HSBC Bank	7/15/2022	16,746
USD	587,132	CNH	3,919,913	UBS AG	7/15/2022	1,471
USD	501,630	CNY	3,345,369	Goldman Sachs International	8/26/2022	1,882
USD	20,152,735	CNY	134,409,674	JPMorgan Chase Bank N.A.	8/26/2022	73,936
USD	623,137	COP	2,471,087,960	JPMorgan Chase Bank N.A.	7/01/2022	27,890
USD	277,297	COP	1,149,784,960	JPMorgan Chase Bank N.A.	8/26/2022	2,789
USD	337,197	CZK	7,843,822	JPMorgan Chase Bank N.A.	8/26/2022	7,218
USD	720,287	DKK	4,986,301	JPMorgan Chase Bank N.A.	8/26/2022	15,121
USD	517,335	EUR	493,304	Barclays Bank PLC	7/15/2022	47
USD	785,939	EUR	743,282	Brown Brothers Harriman	7/15/2022	6,520
USD	4,786,619	EUR	4,349,627	Deutsche Bank AG	7/15/2022	225,526
USD	74,138,290	EUR	69,005,008	Goldman Sachs International	8/26/2022	1,563,256
USD	8,787,624	EUR	8,301,838	HSBC Bank	7/15/2022	82,171
USD	15,921,750	EUR	14,862,639	JPMorgan Chase Bank N.A.	9/21/2022	259,767
USD	1,949,485	EUR	1,812,298	Morgan Stanley Capital Services, Inc.	7/15/2022	49,077
USD	1,411,503	EUR	1,329,505	State Street Bank Corp.	7/15/2022	17,361
USD	3,123,811	EUR	2,888,484	UBS AG	7/15/2022	94,897
USD	2,619,808	GBP	2,109,918	Barclays Bank PLC	7/15/2022	51,066
USD	2,542,844	GBP	2,036,912	Brown Brothers Harriman	7/15/2022	62,984
USD	272,682	GBP	218,174	Citibank N.A.	7/15/2022	7,064
USD	3,891,463	GBP	3,177,319	Deutsche Bank AG	7/15/2022	23,204
USD	26,840,617	GBP	21,397,346	Goldman Sachs International	8/26/2022	768,585
USD	3,354,123	GBP	2,581,062	HSBC Bank	7/15/2022	211,783
USD	2,078,074	GBP	1,608,000	JPMorgan Chase Bank N.A.	7/15/2022	120,398
USD	2,705,141	GBP	2,161,652	JPMorgan Chase Bank N.A.	9/21/2022	69,825
USD	289,313	GBP	229,485	Morgan Stanley Capital Services, Inc.	7/15/2022	9,925
USD	675,329	GBP	540,000	State Street Bank Corp.	7/15/2022	17,900
USD	1,082,649	IDR	16,018,869,000	JPMorgan Chase Bank N.A.	9/13/2022	8,777
USD	399,274	ILS	1,321,342	JPMorgan Chase Bank N.A.	8/29/2022	19,608
USD	1,331,055	JPY	168,352,034	Barclays Bank PLC	7/15/2022	89,555
USD	876,226	JPY	108,000,000	BNP Paribas S.A.	7/15/2022	79,788
USD	2,432,601	JPY	300,145,208	Deutsche Bank AG	7/15/2022	219,202
USD	5,724	JPY	705,509	JPMorgan Chase Bank N.A.	7/15/2022	521

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	22,888,029	JPY	3,001,451,490	JPMorgan Chase Bank N.A.	8/26/2022	$691,604
USD	511,809	JPY	67,375,483	Morgan Stanley Capital Services, Inc.	7/15/2022	14,953
USD	391,901	JPY	52,888,574	State Street Bank Corp.	7/15/2022	1,878
USD	1,549,845	KRW	1,889,571,000	Citibank N.A.	7/08/2022	94,518
USD	5,413,357	KRW	6,995,410,010	Citibank N.A.	11/07/2022	5,559
USD	1,538,387	KRW	1,875,094,000	JPMorgan Chase Bank N.A.	7/08/2022	94,211
USD	2,857,620	KRW	3,585,055,970	JPMorgan Chase Bank N.A.	8/26/2022	93,603
USD	3,101,005	KRW	3,780,745,010	Merrill Lynch International	7/08/2022	189,117
USD	1,876,839	MXN	37,000,000	Goldman Sachs International	7/15/2022	40,221
USD	799,259	MXN	15,905,487	Goldman Sachs International	8/26/2022	15,774
USD	228,216	NOK	2,000,000	Brown Brothers Harriman	7/15/2022	25,135
USD	2,920,845	NOK	27,500,000	JPMorgan Chase Bank N.A.	7/15/2022	128,471
USD	108,725	NOK	1,031,565	Morgan Stanley Capital Services, Inc.	7/15/2022	3,980
USD	1,300,473	NZD	2,021,730	BNP Paribas S.A.	7/15/2022	37,865
USD	1,085,189	NZD	1,566,309	Deutsche Bank AG	7/15/2022	107,000
USD	1,361,847	NZD	2,154,000	Goldman Sachs International	7/15/2022	16,634
USD	5,992,612	NZD	9,251,056	Goldman Sachs International	8/26/2022	217,987
USD	1,906,756	NZD	2,752,186	HSBC Bank	7/15/2022	187,964
USD	4,829,967	NZD	7,474,762	JPMorgan Chase Bank N.A.	7/15/2022	161,838
USD	4,359,685	NZD	6,762,977	JPMorgan Chase Bank N.A.	8/26/2022	138,150
USD	702,340	NZD	1,090,824	NatWest Markets PLC	7/15/2022	21,100
USD	3,835,895	NZD	5,537,559	UBS AG	7/15/2022	377,585
USD	549,703	PLN	2,384,778	Goldman Sachs International	8/26/2022	21,421
USD	1,352,919	SEK	13,523,014	Deutsche Bank AG	9/21/2022	26,656
USD	191,621	SEK	1,875,879	UBS AG	7/15/2022	8,188
USD	551,454	SGD	758,722	JPMorgan Chase Bank N.A.	8/26/2022	5,239
USD	399,057	TWD	11,514,000	Barclays Bank PLC	7/18/2022	11,708
USD	1,595,577	TWD	46,894,000	JPMorgan Chase Bank N.A.	9/12/2022	14,349
USD	1,233,828	TWD	35,686,000	Merrill Lynch International	7/18/2022	33,295
USD	3,969,960	ZAR	61,577,260	JPMorgan Chase Bank N.A.	9/21/2022	215,023
						$7,990,385
Liability Derivatives
AUD	657,179	USD	454,618	Deutsche Bank AG	7/15/2022	$(981)
AUD	2,827,000	USD	1,955,543	JPMorgan Chase Bank N.A.	8/26/2022	(3,367)
AUD	5,878,028	USD	4,204,888	JPMorgan Chase Bank N.A.	9/21/2022	(144,935)
CAD	1,767,770	USD	1,408,813	Brown Brothers Harriman	7/15/2022	(35,426)
CAD	62,934	USD	50,482	JPMorgan Chase Bank N.A.	7/15/2022	(1,589)
CAD	14,714,170	USD	11,693,755	JPMorgan Chase Bank N.A.	8/26/2022	(261,595)
CAD	11,151,185	USD	8,792,438	JPMorgan Chase Bank N.A.	9/21/2022	(128,043)
CAD	1,776	USD	1,421	State Street Bank Corp.	7/15/2022	(41)
CLP	108,912,847	USD	120,920	Citibank N.A.	9/26/2022	(4,270)
COP	2,471,087,960	USD	627,300	JPMorgan Chase Bank N.A.	7/01/2022	(32,054)
COP	1,321,303,000	USD	316,116	JPMorgan Chase Bank N.A.	9/29/2022	(2,380)
CZK	31,676,000	USD	1,401,133	BNP Paribas S.A.	7/15/2022	(60,909)
CZK	3,324,000	USD	147,008	Goldman Sachs International	7/15/2022	(6,368)
CZK	8,190,000	USD	353,317	JPMorgan Chase Bank N.A.	7/15/2022	(6,795)
DKK	1,689,000	USD	239,317	JPMorgan Chase Bank N.A.	7/08/2022	(1,302)
DKK	4,719,079	USD	682,664	JPMorgan Chase Bank N.A.	7/15/2022	(17,341)
EUR	1,310,000	USD	1,384,338	Barclays Bank PLC	7/15/2022	(10,649)
EUR	1,298,544	USD	1,390,970	Brown Brothers Harriman	7/15/2022	(29,295)
EUR	1,267,316	USD	1,340,656	Deutsche Bank AG	7/15/2022	(11,726)
EUR	1,134,813	USD	1,199,640	Goldman Sachs International	7/15/2022	(9,656)
EUR	5,368,000	USD	5,677,175	Goldman Sachs International	8/26/2022	(31,458)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
EUR	3,649,647	USD	3,909,867	Goldman Sachs International	9/21/2022	$(63,934)
EUR	6,980,330	USD	7,612,951	HSBC Bank	7/15/2022	(293,253)
EUR	1,369,331	USD	1,448,650	JPMorgan Chase Bank N.A.	7/15/2022	(12,745)
EUR	2,138,208	USD	2,301,253	JPMorgan Chase Bank N.A.	8/26/2022	(52,423)
EUR	4,527,233	USD	4,772,168	Morgan Stanley Capital Services, Inc.	7/15/2022	(24,832)
EUR	1,913,496	USD	2,053,245	State Street Bank Corp.	7/15/2022	(46,720)
EUR	1,566,276	USD	1,689,778	State Street Bank Corp.	9/14/2022	(40,127)
EUR	4,639,140	USD	4,911,788	UBS AG	7/15/2022	(47,105)
GBP	220,712	USD	288,697	Brown Brothers Harriman	7/15/2022	(19,989)
GBP	267,879	USD	349,886	Deutsche Bank AG	7/15/2022	(23,754)
GBP	1,883,000	USD	2,299,128	Goldman Sachs International	8/26/2022	(4,748)
GBP	220,642	USD	289,241	HSBC Bank	7/15/2022	(20,619)
GBP	368,000	USD	458,716	JPMorgan Chase Bank N.A.	7/15/2022	(10,690)
GBP	1,895,964	USD	2,372,652	JPMorgan Chase Bank N.A.	9/21/2022	(61,243)
HUF	74,886,000	USD	200,747	JPMorgan Chase Bank N.A.	7/15/2022	(3,126)
IDR	19,199,936,460	USD	1,297,644	JPMorgan Chase Bank N.A.	9/13/2022	(10,520)
ILS	1,799,000	USD	537,657	JPMorgan Chase Bank N.A.	7/14/2022	(22,417)
JPY	314,639,569	USD	2,409,923	HSBC Bank	7/15/2022	(89,637)
JPY	157,502,041	USD	1,170,574	JPMorgan Chase Bank N.A.	7/15/2022	(9,087)
JPY	2,505,164,884	USD	18,791,208	JPMorgan Chase Bank N.A.	9/21/2022	(226,505)
KRW	550,000,000	USD	451,860	Barclays Bank PLC	7/08/2022	(28,257)
KRW	6,995,410,010	USD	5,395,611	Citibank N.A.	7/08/2022	(7,824)
MXN	52,185,808	USD	2,646,405	JPMorgan Chase Bank N.A.	7/15/2022	(55,989)
NOK	1,313,000	USD	149,742	Deutsche Bank AG	7/15/2022	(16,418)
NOK	157,755,623	USD	16,731,043	Goldman Sachs International	8/26/2022	(697,110)
NOK	38,047,247	USD	3,972,174	JPMorgan Chase Bank N.A.	7/15/2022	(108,823)
NZD	2,151,145	USD	1,385,066	Deutsche Bank AG	7/15/2022	(41,636)
NZD	6,859,097	USD	4,449,135	JPMorgan Chase Bank N.A.	7/15/2022	(165,500)
NZD	3,504,000	USD	2,189,580	JPMorgan Chase Bank N.A.	8/26/2022	(2,339)
PLN	2,454,931	USD	566,426	JPMorgan Chase Bank N.A.	7/15/2022	(19,375)
SEK	13,652,000	USD	1,433,115	Goldman Sachs International	7/15/2022	(98,155)
SEK	4,524,000	USD	447,647	Goldman Sachs International	8/26/2022	(4,503)
SEK	95,413,497	USD	9,761,037	JPMorgan Chase Bank N.A.	8/26/2022	(414,892)
SEK	12,551,667	USD	1,256,479	JPMorgan Chase Bank N.A.	9/21/2022	(25,480)
SGD	7,033,000	USD	5,145,261	JPMorgan Chase Bank N.A.	7/15/2022	(83,006)
THB	29,469,000	USD	876,271	JPMorgan Chase Bank N.A.	7/19/2022	(41,013)
ZAR	11,520,637	USD	718,944	BNP Paribas S.A.	7/15/2022	(11,514)
ZAR	3,073,499	USD	192,484	Goldman Sachs International	7/15/2022	(3,755)
ZAR	20,134,540	USD	1,237,760	HSBC Bank	7/15/2022	(1,390)
ZAR	5,382,632	USD	332,249	UBS AG	7/15/2022	(1,726)
USD	130,261	CAD	167,921	Deutsche Bank AG	7/15/2022	(198)
USD	1,928,961	CAD	2,509,104	HSBC Bank	7/15/2022	(20,371)
USD	3,646,771	CAD	4,699,000	JPMorgan Chase Bank N.A.	8/26/2022	(4,112)
USD	19,034,212	CHF	18,257,692	JPMorgan Chase Bank N.A.	8/26/2022	(157,853)
USD	248,550	CHF	240,813	Morgan Stanley Capital Services, Inc.	9/21/2022	(5,109)
USD	945,797	CNY	6,334,000	JPMorgan Chase Bank N.A.	7/08/2022	(383)
USD	1,338,043	CZK	32,000,000	JPMorgan Chase Bank N.A.	7/15/2022	(15,889)
USD	236,863	DKK	1,689,000	JPMorgan Chase Bank N.A.	7/08/2022	(1,153)
USD	926,863	EUR	888,671	Merrill Lynch International	7/15/2022	(5,012)
USD	646,228	EUR	617,748	State Street Bank Corp.	7/15/2022	(1,553)
USD	393,840	JPY	53,484,737	Barclays Bank PLC	7/15/2022	(579)
USD	6,384,764	JPY	866,475,000	JPMorgan Chase Bank N.A.	8/26/2022	(23,019)
USD	591,145	JPY	80,621,649	Morgan Stanley Capital Services, Inc.	7/15/2022	(3,393)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	3,877,904	KRW	5,026,267,984	Citibank N.A.	10/27/2022	$(5,927)
USD	519,441	SGD	723,124	Brown Brothers Harriman	7/15/2022	(1,053)
						$(3,957,963)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	133	$18,369,098	July – 2022	$79,119
DAX Index	Short	EUR	16	5,353,348	September – 2022	275,611
FTSE Taiwan Index	Short	USD	226	11,462,720	July – 2022	531,421
KOSPI 200 Index	Short	KRW	77	4,558,235	September – 2022	629,060
Mexbol Index	Short	MXN	459	10,893,932	September – 2022	212,875
MSCI Singapore Index	Short	SGD	420	8,481,321	July – 2022	336,863
NIFTY Index	Short	USD	383	12,043,435	July – 2022	81,964
OMX 30 Index	Short	SEK	14	255,989	July – 2022	3,906
Russell 2000 Index	Short	USD	213	18,190,200	September – 2022	1,479,444
S&P 500 E-Mini Index	Short	USD	97	18,379,075	September – 2022	1,106,226
S&P/ASX 200 Index	Short	AUD	122	13,602,105	September – 2022	541,075
S&P/TSX 60 Index	Short	CAD	30	5,325,513	September – 2022	302,406
						$5,579,970
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	147	$14,159,828	September – 2022	$484,931
Canadian Treasury Bond 5 yr	Short	CAD	172	15,084,742	September – 2022	215,669
Euro-Bobl 5 yr	Short	EUR	121	15,747,534	September – 2022	22,820
Japan Government Bond 10 yr	Long	JPY	23	25,191,848	September – 2022	7,655
Long Gilt 10 yr	Short	GBP	244	33,854,484	September – 2022	923,040
U.S. Treasury Bond	Long	USD	65	9,010,625	September – 2022	126,948
U.S. Treasury Note 5 yr	Short	USD	157	17,623,250	September – 2022	107,790
U.S. Treasury Ultra Note 10 yr	Short	USD	184	23,437,000	September – 2022	127,847
						$2,016,700
						$7,596,670
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	8,578	$14,188,101	August – 2022	$(1,101,953)
CAC 40 Index	Long	EUR	180	11,155,637	July – 2022	(205,085)
FTSE 100 Index	Long	GBP	215	18,637,050	September – 2022	(550,199)
FTSE MIB Index	Long	EUR	132	14,668,450	September – 2022	(398,978)
FTSE/JSE Top 40 Index	Long	ZAR	375	13,820,515	September – 2022	(55,736)
Hang Seng Index	Long	HKD	106	14,686,649	July – 2022	(160,522)
IBEX 35 Index	Long	EUR	219	18,450,966	July – 2022	(246,684)
IBOV Index	Long	BRL	591	11,271,173	August – 2022	(688,631)
Topix Index	Long	JPY	77	10,615,308	September – 2022	(159,159)
						$(3,566,947)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	343	$28,149,062	September – 2022	$(63,111)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
Euro-Bund 10 yr	Long	EUR	66	$10,290,324	September – 2022	$(40,011)
Euro-Buxl 30 yr	Long	EUR	38	6,513,303	September – 2022	(257,194)
U.S. Treasury Note 10 yr	Short	USD	232	27,499,250	September – 2022	(114,991)
U.S. Treasury Note 2 yr	Short	USD	53	11,130,828	September – 2022	(31,823)
U.S. Treasury Ultra Bond	Long	USD	33	5,093,344	September – 2022	(105,478)
						$(612,608)
						$(4,179,555)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/15/24	AUD	4,000,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	$15,903	$119	$16,022
6/15/24	AUD	7,131,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	13,011	15,553	28,564
6/15/24	AUD	2,852,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	8,274	3,150	11,424
6/15/24	AUD	4,895,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	22,392	(2,785)	19,607
6/15/24	AUD	3,776,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	19,560	(4,435)	15,125
9/21/27	AUD	1,605,000	centrally cleared	4.10%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	12,390	(4,312)	8,078
9/21/27	AUD	1,605,000	centrally cleared	4.10%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	6,071	2,007	8,078
6/15/32	USD	21,600,000	centrally cleared	1.45% FLR (SOFR - 1 day)/Annually	2.53%/Semi-annually	478,521	(9,007)	469,514
6/15/52	USD	13,500,000	centrally cleared	1.45% FLR (SOFR - 1 day)/Annually	2.34%/Semi-annually	730,332	93,478	823,810
						$1,306,454	$93,768	$1,400,222
Liability Derivatives
Interest Rate Swaps
6/15/24	USD	97,600,000	centrally cleared	2.570%/Semi-annually	1.45% FLR (SOFR - 1 day)/Annually	$(813,599)	$66,767	$(746,832)
9/21/24	AUD	3,773,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.85%/Quarterly	(10,071)	(2,017)	(12,088)
9/21/24	AUD	3,773,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.85%/Quarterly	(15,556)	3,468	(12,088)
6/15/27	AUD	1,603,000	centrally cleared	3.45%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	(24,150)	4,958	(19,192)
6/15/27	USD	61,000,000	centrally cleared	2.54%/Semi-annually	1.45% FLR (SOFR - 1 day)/Annually	(727,295)	81,931	(645,364)
6/15/27	AUD	2,062,000	centrally cleared	3.45%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	(28,514)	3,827	(24,687)
6/15/27	AUD	1,700,000	centrally cleared	3.45%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	(20,406)	53	(20,353)
6/15/27	AUD	3,018,000	centrally cleared	3.45%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	(22,382)	(13,750)	(36,132)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Interest Rate Swaps - continued
6/15/27	AUD	1,207,000	centrally cleared	3.45%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	$(12,196)	$(2,254)	$(14,450)
						$(1,674,169)	$142,983	$(1,531,186)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	542,000	Goldman Sachs International	5.00%/Quarterly	(1)	$(41,421)	$106,721	$65,300
Liability Derivatives
Credit Default Swaps
12/20/31	EUR	640,000	Barclays Bank PLC	1.00%/Quarterly	(2)	$(37,048)	$6,652	$(30,396)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler Finance North America LLC, 1.4%, 1/12/24, a A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At June 30, 2022, the fund had cash collateral of $3,902,643 and other liquid securities with an aggregate value of $41,213,656 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value, including $414,595 of securities on loan (identified cost, $396,609,514)	$398,550,565
Investments in affiliated issuers, at value (identified cost, $22,503,599)	22,502,960
Cash	1,069,659
Foreign currency, at value (identified cost, $165,104)	165,334
Deposits with brokers for
Cleared swaps	897,473
Futures contracts	2,923,329
Cleared options	81,841
Receivables for
Net daily variation margin on open cleared swap agreements	255,765
Forward foreign currency exchange contracts	7,990,385
Investments sold	6,369,191
TBA sale commitments	507,454
Interest and dividends	2,638,857
Uncleared swaps, at value (net of unamortized premiums paid, $106,721)	65,300
Receivable from investment adviser	3,424
Other assets	1,243
Total assets	$444,022,780
Liabilities
Payables for
Forward foreign currency exchange contracts	$3,957,963
Net daily variation margin on open futures contracts	731,704
Investments purchased	5,199,522
TBA purchase commitments	4,217,526
Fund shares reacquired	312,740
When-issued investments purchased	455,000
Written options (premiums received, $48,669)	68,742
Uncleared swaps, at value (net of unamortized premiums paid, $6,652)	30,396
Payable to affiliates
Administrative services fee	446
Shareholder servicing costs	64
Distribution and/or service fees	5,441
Payable for independent Trustees' compensation	148
Deferred country tax expense payable	154
Accrued expenses and other liabilities	256,978
Total liabilities	$15,236,824
Net assets	$428,785,956
Net assets consist of
Paid-in capital	$378,655,302
Total distributable earnings (loss)	50,130,654
Net assets	$428,785,956
Shares of beneficial interest outstanding	31,791,715
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$33,296,134	2,420,432	$13.76
Service Class	395,489,822	29,371,283	13.47
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Interest	$3,327,648
Dividends	2,877,553
Dividends from affiliated issuers	31,016
Income on securities loaned	2,821
Other	84
Foreign taxes withheld	(197,754)
Total investment income	$6,041,368
Expenses
Management fee	$1,722,956
Distribution and/or service fees	551,634
Shareholder servicing costs	6,883
Administrative services fee	40,711
Independent Trustees' compensation	4,206
Custodian fee	61,259
Shareholder communications	7,564
Audit and tax fees	48,456
Legal fees	1,445
Miscellaneous	65,428
Total expenses	$2,510,542
Reduction of expenses by investment adviser	(123,569)
Net expenses	$2,386,973
Net investment income (loss)	$3,654,395
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $3,031 country tax)	$(10,269,082)
Affiliated issuers	(2,223)
Written options	25,474
Futures contracts	12,870,553
Swap agreements	(3,012,914)
Forward foreign currency exchange contracts	4,043,083
Foreign currency	(280,913)
Net realized gain (loss)	$3,373,978
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $4,775 decrease in deferred country tax)	$(69,148,297)
Affiliated issuers	(639)
Written options	(20,073)
Futures contracts	3,149,494
Swap agreements	1,603,405
Forward foreign currency exchange contracts	4,846,524
Translation of assets and liabilities in foreign currencies	(153,205)
Net unrealized gain (loss)	$(59,722,791)
Net realized and unrealized gain (loss)	$(56,348,813)
Change in net assets from operations	$(52,694,418)
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$3,654,395	$7,531,017
Net realized gain (loss)	3,373,978	33,418,862
Net unrealized gain (loss)	(59,722,791)	(26,565,856)
Change in net assets from operations	$(52,694,418)	$14,384,023
Total distributions to shareholders	$—	$(29,054,748)
Change in net assets from fund share transactions	$(41,262,854)	$(36,801,795)
Total change in net assets	$(93,957,272)	$(51,472,520)
Net assets
At beginning of period	522,743,228	574,215,748
At end of period	$428,785,956	$522,743,228
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$15.35	$15.79	$15.86	$14.58	$16.11	$15.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.22	$0.29	$0.29	$0.26
Net realized and unrealized gain (loss)	(1.72)	0.19	0.71	1.80	(0.99)	1.36
Total from investment operations	$(1.59)	$0.44	$0.93	$2.09	$(0.70)	$1.62
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.28)	$(0.45)	$(0.13)	$(0.51)
From net realized gain	—	(0.72)	(0.72)	(0.36)	(0.70)	(0.04)
Total distributions declared to shareholders	$—	$(0.88)	$(1.00)	$(0.81)	$(0.83)	$(0.55)
Net asset value, end of period (x)	$13.76	$15.35	$15.79	$15.86	$14.58	$16.11
Total return (%) (k)(r)(s)(x)	(10.36)(n)	2.79	6.23	14.58	(4.50)	10.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.82	0.83	0.81	0.81	0.81
Expenses after expense reductions	0.77(a)	0.78	0.82	0.80	0.80	0.80
Net investment income (loss)	1.77(a)	1.59	1.45	1.85	1.83	1.64
Portfolio turnover	48(n)	132	120	82	86	35
Net assets at end of period (000 omitted)	$33,296	$39,123	$43,513	$46,175	$47,517	$56,096

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$15.05	$15.49	$15.57	$14.32	$15.84	$14.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.21	$0.18	$0.24	$0.24	$0.22
Net realized and unrealized gain (loss)	(1.69)	0.19	0.70	1.77	(0.98)	1.34
Total from investment operations	$(1.58)	$0.40	$0.88	$2.01	$(0.74)	$1.56
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.24)	$(0.40)	$(0.08)	$(0.47)
From net realized gain	—	(0.72)	(0.72)	(0.36)	(0.70)	(0.04)
Total distributions declared to shareholders	$—	$(0.84)	$(0.96)	$(0.76)	$(0.78)	$(0.51)
Net asset value, end of period (x)	$13.47	$15.05	$15.49	$15.57	$14.32	$15.84
Total return (%) (k)(r)(s)(x)	(10.50)(n)	2.58	5.99	14.30	(4.80)	10.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07(a)	1.07	1.08	1.06	1.06	1.06
Expenses after expense reductions	1.02(a)	1.03	1.07	1.05	1.05	1.05
Net investment income (loss)	1.51(a)	1.34	1.19	1.60	1.58	1.39
Portfolio turnover	48(n)	132	120	82	86	35
Net assets at end of period (000 omitted)	$395,490	$483,621	$530,703	$552,698	$559,478	$706,456
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at

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the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:

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Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$81,144,986	$—	$—	$81,144,986
Switzerland	10,258,399	—	—	10,258,399
United Kingdom	9,869,550	—	—	9,869,550
Japan	9,008,380	—	—	9,008,380
France	5,936,449	—	—	5,936,449
Canada	4,874,147	—	—	4,874,147
Germany	4,463,363	—	—	4,463,363
China	2,536,295	—	—	2,536,295
Netherlands	2,416,104	—	—	2,416,104
Other Countries	12,145,052	181,230	0	12,326,282
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	5,362,835	—	5,362,835
Non - U.S. Sovereign Debt	—	107,074,734	—	107,074,734
Municipal Bonds	—	2,869,259	—	2,869,259
U.S. Corporate Bonds	—	40,196,863	—	40,196,863
Residential Mortgage-Backed Securities	—	18,995,683	—	18,995,683
Commercial Mortgage-Backed Securities	—	11,628,439	—	11,628,439
Asset-Backed Securities (including CDOs)	—	14,428,759	—	14,428,759
Foreign Bonds	—	55,160,038	—	55,160,038
Mutual Funds	22,502,960	—	—	22,502,960
Total	$165,155,685	$255,897,840	$0	$421,053,525
Other Financial Instruments
Futures Contracts – Assets	$7,596,670	$—	$—	$7,596,670
Futures Contracts – Liabilities	(4,179,555)	—	—	(4,179,555)
Forward Foreign Currency Exchange Contracts – Assets	—	7,990,385	—	7,990,385
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,957,963)	—	(3,957,963)
Swap Agreements – Assets	—	1,465,522	—	1,465,522
Swap Agreements – Liabilities	—	(1,561,582)	—	(1,561,582)
Written Options - Liabilities	—	(68,742)	—	(68,742)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/21	$—
Transfers into level 3	0
Balance as of 6/30/22	$0
At June 30, 2022, the fund held two level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no

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exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$2,016,700	$(612,608)
Equity	Futures Contracts	5,579,970	(3,566,947)
Interest Rate	Cleared Swap Agreements	1,400,222	(1,531,186)
Credit	Uncleared Swap Agreements	65,300	(30,396)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	7,990,385	(3,957,963)
Credit	Purchased Option Contracts	8,359	—
Credit	Written Option Contracts	—	(68,742)
Total		$17,060,936	$(9,767,842)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$3,095,152	$(2,975,741)	$—	$923,786	$—
Foreign Exchange	—	—	4,043,083	(97,374)	—
Credit	—	(37,173)	—	—	25,474
Equity	9,775,401	—	—	220,212	—
Total	$12,870,553	$(3,012,914)	$4,043,083	$1,046,624	$25,474
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$700,157	$1,680,140	$—	$(589,989)	$—
Foreign Exchange	—	—	4,846,524	—	—
Equity	2,449,337	—	—	85,771	—
Credit	—	(76,735)	—	—	(20,073)
Total	$3,149,494	$1,603,405	$4,846,524	$(504,218)	$(20,073)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the

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Notes to Financial Statements (unaudited) - continued
right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of June 30, 2022:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(731,704)
Uncleared Swaps, at value	65,300	(30,396)
Cleared Swap Agreements (a)	255,765	—
Forward Foreign Currency Exchange Contracts	7,990,385	(3,957,963)
Purchased Options	8,359	—
Written Options	—	(68,742)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$8,319,809	$(4,788,805)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,342,698	(1,294,248)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$6,977,111	$(3,494,557)
(a) The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2022:

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		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$153,184	$(69,881)	$—	$—	$83,303
BNP Paribas S.A.	126,012	(126,012)	—	—	—
Brown Brothers Harriman	99,047	(85,762)	—	—	13,285
Citibank N.A.	147,977	(18,021)	—	(129,956)	—
Deutsche Bank AG	730,010	(94,713)	—	(500,000)	135,297
Goldman Sachs International	2,715,792	(919,686)	—	(1,796,106)	—
JPMorgan Chase Bank N.A.	2,703,916	(2,126,983)	—	(510,000)	66,933
Merrill Lynch International	222,412	(5,012)	—	(217,400)	—
Morgan Stanley Capital Services, Inc.	78,761	(33,334)	—	—	45,427
Total	$6,977,111	$(3,479,404)	$—	$(3,153,462)	$344,245
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2022:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(69,881)	$69,881	$—	$—	$—
BNP Paribas S.A.	(141,165)	126,012	—	—	(15,153)
Brown Brothers Harriman	(85,762)	85,762	—	—	—
Citibank N.A.	(18,021)	18,021	—	—	—
Deutsche Bank AG	(94,713)	94,713	—	—	—
Goldman Sachs International	(919,686)	919,686	—	—	—
JPMorgan Chase Bank N.A.	(2,126,983)	2,126,983	—	—	—
Merrill Lynch International	(5,012)	5,012	—	—	—
Morgan Stanley Capital Services, Inc.	(33,334)	33,334	—	—	—
Total	$(3,494,557)	$3,479,404	$—	$—	$(15,153)
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

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The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against

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declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific,

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of June 30, 2022 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of June 30, 2022, the swap agreement's credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of EUR 1,182,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $414,595. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $456,316 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$10,579,419
Long-term capital gains	18,475,329
Total distributions	$29,054,748
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$423,123,146
Gross appreciation	39,329,546
Gross depreciation	(41,399,167)
Net unrealized appreciation (depreciation)	$(2,069,621)
As of 12/31/21
Undistributed ordinary income	8,902,326
Undistributed long-term capital gain	29,236,775
Other temporary differences	(236,728)
Net unrealized appreciation (depreciation)	64,922,699
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$2,213,951
Service Class	—	26,840,797
Total	$—	$29,054,748

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $2.5 billion	0.675%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $33,592, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.71% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $89,977, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $6,745, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $138.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0171% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $10,775. The sales transactions resulted in net realized gains (losses) of $4,739.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$31,261,507	$34,222,596
Non-U.S. Government securities	189,035,777	217,184,678
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	18,280	$270,485	69,401	$1,081,967
Service Class	144,044	2,035,451	734,621	11,362,268
	162,324	$2,305,936	804,022	$12,444,235
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	143,205	$2,213,951
Service Class	—	—	1,770,501	26,840,797
	—	$—	1,913,706	$29,054,748
Shares reacquired
Initial Class	(145,915)	$(2,145,938)	(419,823)	$(6,649,980)
Service Class	(2,912,155)	(41,422,852)	(4,618,366)	(71,650,798)
	(3,058,070)	$(43,568,790)	(5,038,189)	$(78,300,778)
Net change
Initial Class	(127,635)	$(1,875,453)	(207,217)	$(3,354,062)
Service Class	(2,768,111)	(39,387,401)	(2,113,244)	(33,447,733)
	(2,895,746)	$(41,262,854)	(2,320,461)	$(36,801,795)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $961 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,950,052	$183,936,958	$174,381,188	$(2,223)	$(639)	$22,502,960
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,016	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Global Tactical Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Global Tactical Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report
June 30, 2022
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-SEM

MFS® Income Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Income Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Income Portfolio
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	54.0%
Investment Grade Corporates	26.6%
Collateralized Debt Obligations	15.5%
High Yield Corporates	7.2%
Emerging Markets Bonds	5.7%
Municipal Bonds	4.3%
Commercial Mortgage-Backed Securities	2.9%
Asset-Backed Securities	1.5%
Mortgage-Backed Securities	0.7%
Residential Mortgage-Backed Securities	0.4%
U.S. Government Agencies	0.1%
Composition including fixed income credit quality (a)(i)
AAA	2.3%
AA	4.8%
A	15.5%
BBB	27.7%
BB	8.7%
B	3.0%
CCC	0.6%
D (o)	0.0%
U.S. Government	32.8%
Federal Agencies	0.8%
Not Rated	22.7%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	2.2%
Other	(21.1)%
Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	7.3 yrs.

2

MFS Income Portfolio
Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

MFS Income Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.75%	$1,000.00	$883.79	$3.50
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
Service Class	Actual	1.00%	$1,000.00	$882.72	$4.67
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
4

MFS Income Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 92.0%
Aerospace & Defense – 0.3%
Boeing Co., 2.95%, 2/01/2030	$43,000	$ 35,780
Boeing Co., 5.705%, 5/01/2040	34,000	31,714
Boeing Co., 5.805%, 5/01/2050	33,000	30,310
		$97,804
Asset-Backed & Securitized – 20.3%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 4.098% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$250,000	$ 233,489
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 3.843% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	232,000	224,694
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 4.274% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	100,000	95,845
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 3.174% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	200,000	185,754
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 3.524% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	100,000	92,125
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 4.224% (LIBOR - 1mo. + 2.9%), 11/15/2036 (n)	256,500	244,948
AREIT 2019-CRE3 Trust, “D”, FLR, 4.098% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	271,000	265,204
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 2.312% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	250,000	242,535
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.232% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	64,434	73,430
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 3.324% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	245,000	238,017
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	58,698	53,850
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	103,673
CHCP 2021-FL1 Ltd., “B”, FLR, 3.098% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	250,000	240,754
CHCP 2021-FL1 Ltd., “C”, FLR, 3.548% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	100,000	95,770
CLNC 2019-FL1 Ltd., “C”, FLR, 4.023% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	265,000	252,319
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	127,332	123,394
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	342,066
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	686,262	7
Cutwater 2015-1A Ltd., “BR”, FLR, 2.844% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	250,000	242,257
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	105,036	104,391
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	18,741	18,737
Invitation Homes 2018-SFR1 Trust, “C”, FLR, 2.773% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	129,981	127,698
KREF 2021-FL2 Ltd., “D”, FLR, 3.723% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	163,000	151,176
LCCM 2021-FL2 Trust, “C”, FLR, 3.474% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	100,000	94,651
Lehman Brothers Commercial Conduit Mortgage Trust, 1.063%, 2/18/2030 (i)	1,469	0
LoanCore 2018-CRE1 Ltd., “C”, FLR, 3.874% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	258,225
LoanCore 2018-CRE1 Ltd., “C”, FLR, 3.274% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	219,150	213,760
LoanCore 2019-CRE2 Ltd., “D”, FLR, 3.774% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	209,000	205,104
MF1 2020-FL4 Ltd., “B”, FLR, 4.198% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	250,000	244,981
MF1 2021-FL6 Ltd., “C”, FLR, 3.373%, 7/16/2036 (n)	247,581	232,162
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 2.894% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	250,000	235,835
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 3.486% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	263,644	249,029
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 3.378% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	250,000	239,461
Parallel 2015-1A Ltd., “DR”, FLR, 3.612% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	241,043
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 3.528% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	250,000	236,534
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 4.573% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	120,000	109,831
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	27,971	27,849
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	149,950
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 4.344% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	250,000	225,101
		$6,715,649
Broadcasting – 0.6%
Discovery, Inc., 4.65%, 5/15/2050	$95,000	$ 74,704
Magallanes, Inc., 5.141%, 3/15/2052 (n)	157,000	131,778
		$206,482
5

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170		$86,000	$ 77,093
Intercontinental Exchange, Inc., 2.1%, 6/15/2030		101,000	84,842
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028		217,000	217,085
Raymond James Financial, 4.65%, 4/01/2030		134,000	132,549
			$511,569
Business Services – 0.5%
Global Payments, Inc., 2.9%, 5/15/2030		$120,000	$ 101,254
RELX Capital, Inc., 3%, 5/22/2030		76,000	68,304
			$169,558
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052		$176,000	$ 122,182
Time Warner Cable, Inc., 4.5%, 9/15/2042		77,000	60,108
			$182,290
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029		$149,000	$ 146,889
Conglomerates – 0.9%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$304,000	$ 293,574
Consumer Services – 0.9%
Expedia Group, Inc., 3.25%, 2/15/2030		$175,000	$ 145,946
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)		46,000	37,249
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)		132,000	89,640
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)		46,000	27,672
			$300,507
Electronics – 0.9%
Broadcom, Inc., 4.3%, 11/15/2032		$96,000	$ 87,191
Broadcom, Inc., 3.187%, 11/15/2036 (n)		245,000	186,243
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		35,000	30,874
			$304,308
Emerging Market Quasi-Sovereign – 1.2%
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.375%, 2/24/2030		$200,000	$ 150,000
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		200,000	176,400
Petroleos Mexicanos, 5.95%, 1/28/2031		108,000	78,989
			$405,389
Emerging Market Sovereign – 1.4%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$ 115,416
Hashemite Kingdom of Jordan, 7.75%, 1/15/2028 (n)		200,000	186,040
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	75,148
Republic of South Africa, 8.25%, 3/31/2032	ZAR	1,732,000	89,077
			$465,681
Energy - Independent – 0.6%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$60,000	$ 51,091
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		175,000	157,483
			$208,574
6

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.1%
Cenovus Energy, Inc., 3.75%, 2/15/2052	$50,000	$ 37,982
Financial Institutions – 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$150,000	$ 153,477
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	195,000	177,101
Air Lease Corp., 2.875%, 1/15/2032	200,000	156,113
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	195,000	169,668
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	194,000	158,217
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	200,000	184,312
		$998,888
Food & Beverages – 1.3%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$115,000	$ 108,938
Central America Bottling Co., 5.25%, 4/27/2029 (n)	199,000	173,627
Indofood CBP, 3.541%, 4/27/2032	200,000	155,012
		$437,577
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	$118,000	$ 103,339
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	45,000	38,809
Marriott International, Inc., 4.625%, 6/15/2030	63,000	60,397
Marriott International, Inc., 2.85%, 4/15/2031	61,000	50,586
		$253,131
Industrial – 0.6%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	$200,000	$ 182,280
Insurance – 0.2%
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	$20,000	$ 17,055
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	60,000	50,020
		$67,075
Insurance - Property & Casualty – 1.8%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$191,000	$ 188,408
Aon Corp., 4.5%, 12/15/2028	115,000	113,860
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	281,215
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	12,965
		$596,448
Major Banks – 5.8%
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	$61,000	$ 58,609
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	415,000	342,297
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	185,835
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	200,000	195,400
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	126,403
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	150,402
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	69,934
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	83,000	73,155
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	200,000	146,320
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	380,723
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	185,169
		$1,914,247
7

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 2.3%
HCA Healthcare, Inc., 4.625%, 3/15/2052 (n)	$343,000	$ 274,421
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	225,996
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	91,818
Tower Health, 4.451%, 2/01/2050	270,000	181,440
		$773,675
Metals & Mining – 0.2%
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	$88,000	$ 72,655
Midstream – 2.3%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$81,000	$ 63,923
Enbridge, Inc., 3.125%, 11/15/2029	150,000	135,593
Enbridge, Inc., 2.5%, 8/01/2033	170,000	137,387
MPLX LP, 4.5%, 4/15/2038	199,000	174,477
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	119,330
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	53,000	50,791
Targa Resources Corp., 4.95%, 4/15/2052	82,000	70,270
		$751,771
Mortgage-Backed – 0.7%
Fannie Mae, 6.5%, 4/01/2032	$9,472	$ 10,214
Fannie Mae, 3%, 2/25/2033 (i)	36,536	3,545
Fannie Mae, 5.5%, 9/01/2034	3,925	4,175
Ginnie Mae, TBA, 4.5%, 8/15/2052	75,000	75,803
UMBS, TBA, 5%, 7/14/2052	75,000	76,547
UMBS, TBA, 4%, 7/25/2052	75,000	73,956
		$244,240
Municipals – 4.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$195,000	$ 181,171
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	226,981
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	350,000	343,553
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	177,000	198,854
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	219,621
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	4,238
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	63,563
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	174,000	148,857
		$1,386,838
Oils – 0.6%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)	$200,000	$ 201,621
Other Banks & Diversified Financials – 1.1%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$376,000	$ 347,717
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$ 71,429
Real Estate - Office – 0.4%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$147,000	$ 116,989
8

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$ 55,998
Nordstrom, Inc., 2.3%, 4/08/2024	51,000	48,537
		$104,535
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT, 3.55%, 7/15/2027	$60,000	$ 56,250
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	136,962
Crown Castle International Corp., 4.15%, 7/01/2050	75,000	62,334
Rogers Communications, Inc., 4.35%, 5/01/2049	223,000	189,251
		$444,797
Tobacco – 0.7%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$ 215,753
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.77%, 4/01/2024	$4,401	$ 4,387
Small Business Administration, 4.99%, 9/01/2024	3,859	3,827
Small Business Administration, 4.86%, 1/01/2025	4,596	4,578
Small Business Administration, 4.625%, 2/01/2025	7,762	7,715
Small Business Administration, 5.11%, 8/01/2025	5,697	5,691
		$26,198
U.S. Treasury Obligations – 32.7%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$1,000,000	$ 720,195
U.S. Treasury Bonds, 2.375%, 2/15/2042	1,030,000	873,408
U.S. Treasury Bonds, 2.25%, 2/15/2052	350,000	288,039
U.S. Treasury Notes, 0.375%, 10/31/2023	4,065,000	3,928,442
U.S. Treasury Notes, 2.25%, 3/31/2024	700,000	691,195
U.S. Treasury Notes, 0.25%, 9/30/2025 (f)	500,000	456,816
U.S. Treasury Notes, 0.875%, 6/30/2026	2,650,000	2,432,721
U.S. Treasury Notes, 2.5%, 3/31/2027	1,450,000	1,414,713
		$10,805,529
Utilities - Electric Power – 0.9%
FirstEnergy Corp., 5.35%, 7/15/2047	$92,000	$ 77,684
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	28,919
Pacific Gas & Electric Co., 3%, 6/15/2028	44,000	37,908
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	166,988
		$311,499
Total Bonds (Identified Cost, $33,273,624)		$30,371,148
Investment Companies (h) – 8.2%
Bond Funds – 5.3%
MFS High Yield Pooled Portfolio (v)	227,932	$ 1,755,074
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 1.21% (v)	957,651	$ 957,555
Total Investment Companies (Identified Cost, $2,970,210)		$2,712,629
Other Assets, Less Liabilities – (0.2)%		(70,330)
Net Assets – 100.0%		$33,013,447
(a)	Non-income producing security.
(d)	In default.
9

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,712,629 and $30,371,148, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,466,535, representing 28.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 4.573% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/12/21	$120,000	$109,831
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
ZAR	South African Rand
Derivative Contracts at 6/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	173,894	EUR	157,955	HSBC Bank	7/15/2022	$8,260
USD	108,757	ZAR	1,608,571	JPMorgan Chase Bank N.A.	7/15/2022	9,982
						$18,242
Liability Derivatives
EUR	51,128	USD	54,000	HSBC Bank	7/15/2022	$(387)

10

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	15	$1,683,750	September – 2022	$1,794
U.S. Treasury Ultra Note 10 yr	Long	USD	8	1,019,000	September – 2022	5,851
						$7,645
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	11	$2,310,172	September – 2022	$(15,981)
U.S. Treasury Ultra Bond	Long	USD	13	2,006,469	September – 2022	(59,204)
						$(75,185)
At June 30, 2022, the fund had liquid securities with an aggregate value of $104,372 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
11

MFS Income Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $33,273,624)	$30,371,148
Investments in affiliated issuers, at value (identified cost, $2,970,210)	2,712,629
Receivables for
Forward foreign currency exchange contracts	18,242
Net daily variation margin on open futures contracts	40,965
Investments sold	73,595
Fund shares sold	47
Interest and dividends	208,265
Receivable from investment adviser	7,292
Other assets	231
Total assets	$33,432,414
Liabilities
Payables for
Forward foreign currency exchange contracts	$387
Investments purchased	63,923
TBA purchase commitments	227,677
Fund shares reacquired	50,904
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	50
Distribution and/or service fees	40
Payable for independent Trustees' compensation	58
Accrued expenses and other liabilities	75,832
Total liabilities	$418,967
Net assets	$33,013,447
Net assets consist of
Paid-in capital	$36,935,837
Total distributable earnings (loss)	(3,922,390)
Net assets	$33,013,447
Shares of beneficial interest outstanding	3,811,577
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$30,078,325	3,469,667	$8.67
Service Class	2,935,122	341,910	8.58
See Notes to Financial Statements
12

MFS Income Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Interest	$511,388
Dividends from affiliated issuers	88,926
Total investment income	$600,314
Expenses
Management fee	$92,110
Distribution and/or service fees	5,382
Shareholder servicing costs	5,466
Administrative services fee	8,679
Independent Trustees' compensation	1,502
Custodian fee	6,538
Shareholder communications	4,121
Audit and tax fees	42,861
Legal fees	145
Miscellaneous	16,921
Total expenses	$183,725
Reduction of expenses by investment adviser	(40,118)
Net expenses	$143,607
Net investment income (loss)	$456,707
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(715,386)
Affiliated issuers	(358,058)
Futures contracts	(547,423)
Forward foreign currency exchange contracts	22,782
Foreign currency	(85)
Net realized gain (loss)	$(1,598,170)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,176,078)
Affiliated issuers	(168,781)
Futures contracts	(141,946)
Forward foreign currency exchange contracts	(41,217)
Translation of assets and liabilities in foreign currencies	32,868
Net unrealized gain (loss)	$(3,495,154)
Net realized and unrealized gain (loss)	$(5,093,324)
Change in net assets from operations	$(4,636,617)
See Notes to Financial Statements
13

MFS Income Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$456,707	$983,716
Net realized gain (loss)	(1,598,170)	(49,687)
Net unrealized gain (loss)	(3,495,154)	(784,544)
Change in net assets from operations	$(4,636,617)	$149,485
Total distributions to shareholders	$—	$(3,069,012)
Change in net assets from fund share transactions	$(4,059,811)	$(2,634,018)
Total change in net assets	$(8,696,428)	$(5,553,545)
Net assets
At beginning of period	41,709,875	47,263,420
At end of period	$33,013,447	$41,709,875
See Notes to Financial Statements
14

MFS Income Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$9.81	$10.51	$9.98	$9.26	$9.84	$9.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.23	$0.29	$0.33	$0.33	$0.34
Net realized and unrealized gain (loss)	(1.25)	(0.17)	0.63	0.74	(0.52)	0.26
Total from investment operations	$(1.14)	$0.06	$0.92	$1.07	$(0.19)	$0.60
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.39)	$(0.35)	$(0.39)	$(0.47)
From net realized gain	—	(0.43)	—	—	—	—
Total distributions declared to shareholders	$—	$(0.76)	$(0.39)	$(0.35)	$(0.39)	$(0.47)
Net asset value, end of period (x)	$8.67	$9.81	$10.51	$9.98	$9.26	$9.84
Total return (%) (k)(r)(s)(x)	(11.62)(n)	0.47	9.35	11.60	(1.99)	6.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.97(a)	0.89	0.89	1.01	1.03	1.02
Expenses after expense reductions (h)	0.75(a)	0.75	0.75	0.78	0.80	0.80
Net investment income (loss)	2.51(a)	2.28	2.83	3.32	3.42	3.39
Portfolio turnover	39(n)	72	112	104	59	72
Net assets at end of period (000 omitted)	$30,078	$36,163	$41,438	$38,670	$38,111	$42,409

See Notes to Financial Statements
15

MFS Income Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$9.72	$10.43	$9.90	$9.19	$9.75	$9.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.26	$0.30	$0.30	$0.31
Net realized and unrealized gain (loss)	(1.24)	(0.19)	0.63	0.74	(0.50)	0.25
Total from investment operations	$(1.14)	$0.02	$0.89	$1.04	$(0.20)	$0.56
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.36)	$(0.33)	$(0.36)	$(0.44)
From net realized gain	—	(0.43)	—	—	—	—
Total distributions declared to shareholders	$—	$(0.73)	$(0.36)	$(0.33)	$(0.36)	$(0.44)
Net asset value, end of period (x)	$8.58	$9.72	$10.43	$9.90	$9.19	$9.75
Total return (%) (k)(r)(s)(x)	(11.73)(n)	0.10	9.11	11.29	(2.11)	5.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.14	1.14	1.26	1.28	1.27
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.03	1.05	1.05
Net investment income (loss)	2.23(a)	2.03	2.59	3.07	3.17	3.16
Portfolio turnover	39(n)	72	112	104	59	72
Net assets at end of period (000 omitted)	$2,935	$5,547	$5,825	$6,371	$6,614	$7,287
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
16

MFS Income Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio's shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information
17

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$10,831,727	$—	$10,831,727
Non - U.S. Sovereign Debt	—	871,070	—	871,070
Municipal Bonds	—	1,386,838	—	1,386,838
U.S. Corporate Bonds	—	6,480,510	—	6,480,510
Residential Mortgage-Backed Securities	—	371,938	—	371,938
Commercial Mortgage-Backed Securities	—	970,980	—	970,980
Asset-Backed Securities (including CDOs)	—	5,616,971	—	5,616,971
Foreign Bonds	—	3,841,114	—	3,841,114
Mutual Funds	2,712,629	—	—	2,712,629
Total	$2,712,629	$30,371,148	$—	$33,083,777
Other Financial Instruments
Futures Contracts – Assets	$7,645	$—	$—	$7,645
Futures Contracts – Liabilities	(75,185)	—	—	(75,185)
Forward Foreign Currency Exchange Contracts – Assets	—	18,242	—	18,242
Forward Foreign Currency Exchange Contracts – Liabilities	—	(387)	—	(387)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
18

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$7,645	$(75,185)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	18,242	(387)
Total		$25,887	$(75,572)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(547,423)	$—
Foreign Exchange	—	22,782
Total	$(547,423)	$22,782
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(141,946)	$—
Foreign Exchange	—	(41,217)
Total	$(141,946)	$(41,217)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
19

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
20

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
21

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$2,283,010
Long-term capital gains	786,002
Total distributions	$3,069,012
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$37,127,102
Gross appreciation	28,081
Gross depreciation	(4,071,406)
Net unrealized appreciation (depreciation)	$(4,043,325)
As of 12/31/21
Undistributed ordinary income	1,145,526
Undistributed long-term capital gain	325,023
Other temporary differences	(33,054)
Net unrealized appreciation (depreciation)	(723,268)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$2,672,197
Service Class	—	396,815
Total	$—	$3,069,012
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until
22

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $2,592, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.75% of average daily net assets for the Initial Class shares and 1.00% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $37,526, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $5,185, which equated to 0.0282% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $281.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0472% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations. The High Yield Pooled Portfolio does not pay distribution and/or service fees to MFD.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$9,119,790	$5,524,828
Non-U.S. Government securities	4,866,162	11,009,582
23

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	82,257	$746,374	267,640	$2,743,079
Service Class	11,682	105,189	64,759	661,621
	93,939	$851,563	332,399	$3,404,700
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	271,288	$2,672,197
Service Class	—	—	40,574	396,815
	—	$—	311,862	$3,069,012
Shares reacquired
Initial Class	(300,287)	$(2,756,694)	(792,450)	$(8,158,937)
Service Class	(240,315)	(2,154,680)	(93,346)	(948,793)
	(540,602)	$(4,911,374)	(885,796)	$(9,107,730)
Net change
Initial Class	(218,030)	$(2,010,320)	(253,522)	$(2,743,661)
Service Class	(228,633)	(2,049,491)	11,987	109,643
	(446,663)	$(4,059,811)	(241,535)	$(2,634,018)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $75 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$5,165,690	$198,774	$3,082,524	$(358,085)	$(168,781)	$1,755,074
MFS Institutional Money Market Portfolio	201,300	24,570,206	23,813,978	27	—	957,555
	$5,366,990	$24,768,980	$26,896,502	$(358,058)	$(168,781)	$2,712,629

24

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$87,624	$—
MFS Institutional Money Market Portfolio	1,302	—
	$88,926	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
25

MFS Income Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
26

MFS Income Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
27

Semiannual Report
June 30, 2022
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-SEM

MFS® Core Equity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Core Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
Alphabet, Inc., “A”	3.9%
Amazon.com, Inc.	2.8%
Exxon Mobil Corp.	1.8%
Johnson & Johnson	1.7%
Visa, Inc., “A”	1.7%
Merck & Co., Inc.	1.5%
JPMorgan Chase & Co.	1.4%
Cigna Corp.	1.4%
Global equity sectors (k)
Technology	29.4%
Health Care (s)	15.6%
Financial Services	14.3%
Capital Goods	13.7%
Consumer Cyclicals	10.8%
Energy	7.4%
Consumer Staples	5.0%
Telecommunications and Cable Television (s)	2.6%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Core Equity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.84%	$1,000.00	$808.85	$3.77
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
Service Class	Actual	1.09%	$1,000.00	$807.79	$4.89
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include 0.03% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
3

MFS Core Equity Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 2.8%
CACI International, Inc., “A” (a)	955	$ 269,100
Curtiss-Wright Corp.	3,255	429,855
General Dynamics Corp.	2,366	523,478
Honeywell International, Inc.	7,288	1,266,727
Howmet Aerospace, Inc.	22,067	694,007
L3Harris Technologies, Inc.	1,423	343,939
Leidos Holdings, Inc.	2,907	292,764
Northrop Grumman Corp.	1,484	710,198
Parsons Corp. (a)	3,110	125,706
Raytheon Technologies Corp.	16,649	1,600,136
		$6,255,910
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,032	$ 706,638
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	4,745	$ 484,939
Skechers USA, Inc., “A” (a)	13,398	476,701
		$961,640
Automotive – 1.3%
Aptiv PLC (a)	10,132	$ 902,457
LKQ Corp.	31,949	1,568,376
Magna International, Inc.	6,004	329,620
		$2,800,453
Biotechnology – 0.3%
Biogen, Inc. (a)	1,806	$ 368,316
Illumina, Inc. (a)	1,329	245,014
Oxford Nanopore Technologies PLC (a)	32,416	109,107
		$722,437
Broadcasting – 0.8%
Walt Disney Co. (a)	14,429	$ 1,362,098
Warner Bros. Discovery, Inc. (a)	35,168	471,954
		$1,834,052
Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	17,177	$ 1,085,243
CME Group, Inc.	4,683	958,610
Invesco Ltd.	23,390	377,281
KKR & Co., Inc.	8,387	388,234
Raymond James Financial, Inc.	12,760	1,140,872
		$3,950,240
Business Services – 3.1%
Accenture PLC, “A”	7,134	$ 1,980,755
Amdocs Ltd.	8,843	736,710
Clarivate PLC (a)	73,710	1,021,621
Fidelity National Information Services, Inc.	9,821	900,291
Fiserv, Inc. (a)	10,227	909,896
Global Payments, Inc.	6,277	694,487
PayPal Holdings, Inc. (a)	3,860	269,583
4

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Thoughtworks Holding, Inc. (a)	26,905	$ 379,630
		$6,892,973
Cable TV – 0.1%
Cable One, Inc.	131	$ 168,901
Chemicals – 0.4%
Element Solutions, Inc.	35,651	$ 634,588
FMC Corp.	3,253	348,103
		$982,691
Computer Software – 9.9%
Adobe Systems, Inc. (a)	6,163	$ 2,256,028
Atlassian Corp. PLC, “A” (a)	5,591	1,047,753
Avalara, Inc. (a)	5,083	358,860
Black Knight, Inc. (a)	6,675	436,478
Cadence Design Systems, Inc. (a)	13,126	1,969,294
Elastic N.V. (a)	2,865	193,875
Microsoft Corp. (s)	50,532	12,978,134
NICE Systems Ltd., ADR (a)	3,725	716,876
Ping Identity Holding Corp. (a)	11,811	214,251
Salesforce, Inc. (a)	11,593	1,913,309
		$22,084,858
Computer Software - Systems – 7.5%
Apple, Inc. (s)	97,913	$ 13,386,665
Block, Inc., “A” (a)	4,975	305,764
Rapid7, Inc. (a)	6,981	466,331
ServiceNow, Inc. (a)	3,923	1,865,465
Zebra Technologies Corp., “A” (a)	1,894	556,741
		$16,580,966
Construction – 1.4%
AvalonBay Communities, Inc., REIT	4,244	$ 824,397
AZEK Co., Inc. (a)	20,297	339,772
Masco Corp.	11,958	605,075
Otis Worldwide Corp.	5,473	386,777
Sherwin-Williams Co.	2,403	538,056
Vulcan Materials Co.	3,357	477,029
		$3,171,106
Consumer Products – 1.5%
Colgate-Palmolive Co.	12,839	$ 1,028,917
International Flavors & Fragrances, Inc.	2,965	353,191
Kimberly-Clark Corp.	6,055	818,333
Procter & Gamble Co.	7,729	1,111,353
		$3,311,794
Consumer Services – 0.6%
Booking Holdings, Inc. (a)	289	$ 505,458
Bright Horizons Family Solutions, Inc. (a)	5,238	442,716
Grand Canyon Education, Inc. (a)	2,987	281,345
		$1,229,519
5

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.3%
Ball Corp.	7,981	$ 548,853
Electrical Equipment – 1.4%
AMETEK, Inc.	6,135	$ 674,175
Amphenol Corp., “A”	3,511	226,038
Johnson Controls International PLC	17,212	824,111
nVent Electric PLC	7,371	230,933
Sensata Technologies Holding PLC	24,108	995,902
TE Connectivity Ltd.	2,102	237,841
		$3,189,000
Electronics – 4.6%
Advanced Micro Devices (a)	16,141	$ 1,234,302
Analog Devices, Inc.	7,300	1,066,457
Applied Materials, Inc.	12,879	1,171,731
Broadcom, Inc.	4,176	2,028,743
Intel Corp.	15,770	589,956
Lam Research Corp.	2,334	994,634
Monolithic Power Systems, Inc.	1,415	543,417
NXP Semiconductors N.V.	8,249	1,221,100
Texas Instruments, Inc.	8,736	1,342,286
		$10,192,626
Energy - Independent – 1.5%
ConocoPhillips	13,939	$ 1,251,861
Diamondback Energy, Inc.	5,439	658,935
Hess Corp.	7,489	793,385
Valero Energy Corp.	5,789	615,255
		$3,319,436
Energy - Integrated – 1.8%
Exxon Mobil Corp.	46,934	$ 4,019,428
Energy - Renewables – 0.2%
Enphase Energy, Inc. (a)	902	$ 176,107
Generac Holdings, Inc. (a)	1,409	296,707
		$472,814
Engineering - Construction – 0.2%
APi Group, Inc. (a)	24,561	$ 367,678
Entertainment – 0.1%
Vivid Seats, Inc., “A” (l)	20,094	$ 150,102
Food & Beverages – 2.6%
Archer Daniels Midland Co.	8,510	$ 660,376
Coca-Cola Co.	6,778	426,404
Coca-Cola Europacific Partners PLC	9,137	471,561
J.M. Smucker Co.	2,786	356,636
Mondelez International, Inc.	23,915	1,484,882
Oatly Group AB, ADR (a)(l)	65,331	226,045
PepsiCo, Inc.	13,345	2,224,078
		$5,849,982
6

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	27,801	$ 1,039,201
Gaming & Lodging – 0.5%
International Game Technology PLC	19,014	$ 352,900
Las Vegas Sands Corp. (a)	3,427	115,113
Marriott International, Inc., “A”	4,032	548,392
		$1,016,405
General Merchandise – 1.4%
Dollar General Corp.	6,956	$ 1,707,280
Dollar Tree, Inc. (a)	8,882	1,384,260
		$3,091,540
Health Maintenance Organizations – 2.0%
Cigna Corp.	11,596	$ 3,055,778
Humana, Inc.	3,156	1,477,229
		$4,533,007
Insurance – 3.8%
Aon PLC	7,417	$ 2,000,217
Arthur J. Gallagher & Co.	7,562	1,232,908
Chubb Ltd.	7,756	1,524,675
Hartford Financial Services Group, Inc.	10,723	701,606
MetLife, Inc.	10,328	648,495
Primerica, Inc.	4,747	568,168
Reinsurance Group of America, Inc.	4,759	558,183
Voya Financial, Inc.	7,597	452,249
Willis Towers Watson PLC	3,764	742,976
		$8,429,477
Internet – 3.9%
Alphabet, Inc., “A” (a)(s)	3,966	$ 8,642,945
Leisure & Toys – 0.7%
Electronic Arts, Inc.	8,544	$ 1,039,378
Roblox Corp., “A” (a)	6,353	208,759
Take-Two Interactive Software, Inc. (a)	2,636	322,989
		$1,571,126
Machinery & Tools – 2.5%
Dover Corp.	5,339	$ 647,727
Eaton Corp. PLC	9,735	1,226,513
Ingersoll Rand, Inc.	29,429	1,238,372
PACCAR, Inc.	10,978	903,928
Regal Rexnord Corp.	4,232	480,417
Roper Technologies, Inc.	1,095	432,142
Wabtec Corp.	7,912	649,417
		$5,578,516
Major Banks – 3.1%
JPMorgan Chase & Co. (s)	27,201	$ 3,063,104
Morgan Stanley	19,986	1,520,135
PNC Financial Services Group, Inc.	11,701	1,846,067
7

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	10,499	$ 411,246
		$6,840,552
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	5,630	$ 1,220,021
IDEXX Laboratories, Inc. (a)	800	280,584
McKesson Corp.	5,235	1,707,709
Syneos Health, Inc. (a)	8,654	620,319
		$3,828,633
Medical Equipment – 4.9%
Align Technology, Inc. (a)	854	$ 202,116
Becton, Dickinson and Co.	7,829	1,930,083
Boston Scientific Corp. (a)	53,184	1,982,168
Envista Holdings Corp. (a)	13,718	528,692
Maravai Lifesciences Holdings, Inc., “A” (a)	63,309	1,798,609
Medtronic PLC	21,421	1,922,535
Quidel Corp. (a)	9,635	936,329
STERIS PLC	3,622	746,675
Thermo Fisher Scientific, Inc.	1,599	868,705
		$10,915,912
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	3,581	$ 476,380
Enterprise Products Partners LP	18,618	453,721
		$930,101
Network & Telecom – 0.5%
Equinix, Inc., REIT	1,698	$ 1,115,620
Oil Services – 0.5%
Cactus, Inc., “A”	9,750	$ 392,633
Schlumberger Ltd.	20,145	720,385
		$1,113,018
Other Banks & Diversified Financials – 4.2%
Bank OZK	5,284	$ 198,309
First Interstate BancSystem, Inc.	16,332	622,413
Moody's Corp.	3,553	966,309
Northern Trust Corp.	3,678	354,853
SLM Corp.	36,410	580,375
Truist Financial Corp.	52,159	2,473,901
United Community Bank, Inc.	16,458	496,867
Visa, Inc., “A”	18,658	3,673,574
		$9,366,601
Pharmaceuticals – 6.9%
Eli Lilly & Co.	8,361	$ 2,710,887
Johnson & Johnson	21,212	3,765,342
Merck & Co., Inc.	37,529	3,421,519
Organon & Co.	27,834	939,398
Vertex Pharmaceuticals, Inc. (a)	9,718	2,738,435
Zoetis, Inc.	10,745	1,846,958
		$15,422,539
8

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.4%
GFL Environmental, Inc.	34,319	$ 885,430
Printing & Publishing – 0.1%
Warner Music Group Corp.	6,332	$ 154,248
Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	20,727	$ 1,447,574
CSX Corp.	26,200	761,372
		$2,208,946
Real Estate – 1.5%
Broadstone Net Lease, Inc., REIT	29,438	$ 603,773
Empire State Realty Trust, REIT, “A”	58,350	410,200
Extra Space Storage, Inc., REIT	3,491	593,889
Innovative Industrial Properties, Inc., REIT	2,680	294,452
STORE Capital Corp., REIT	36,821	960,292
Sun Communities, Inc., REIT	2,473	394,097
		$3,256,703
Restaurants – 1.3%
Starbucks Corp.	24,152	$ 1,844,971
Wendy's Co.	52,095	983,554
		$2,828,525
Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	2,451	$ 589,416
Ashland Global Holdings, Inc.	6,835	704,347
Avient Corp.	11,189	448,455
Axalta Coating Systems Ltd. (a)	19,843	438,729
Chemours Co.	5,569	178,319
Diversey Holdings Ltd. (a)	68,101	449,467
DuPont de Nemours, Inc.	9,546	530,567
		$3,339,300
Specialty Stores – 5.0%
Amazon.com, Inc. (a)(s)	59,280	$ 6,296,129
Home Depot, Inc.	9,436	2,588,012
Ross Stores, Inc.	18,582	1,305,014
Target Corp.	6,518	920,537
		$11,109,692
Telecommunications - Wireless – 2.5%
Liberty Broadband Corp. (a)	9,777	$ 1,130,612
SBA Communications Corp., REIT	4,997	1,599,290
T-Mobile US, Inc. (a)	21,681	2,916,962
		$5,646,864
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	35,029	$ 324,018
Tobacco – 0.5%
Philip Morris International, Inc.	11,615	$ 1,146,865
Trucking – 0.1%
Saia, Inc. (a)	1,177	$ 221,276
9

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.0%
American Electric Power Co., Inc.	4,251	$ 407,841
CenterPoint Energy, Inc.	28,238	835,280
Constellation Energy	4,142	237,171
Dominion Energy, Inc.	4,559	363,854
Duke Energy Corp.	5,782	619,888
Evergy, Inc.	7,116	464,319
Exelon Corp.	12,426	563,146
NextEra Energy, Inc.	17,835	1,381,499
PG&E Corp. (a)	51,299	511,964
PPL Corp.	9,166	248,673
Southern Co.	7,702	549,230
Xcel Energy, Inc.	6,668	471,828
		$6,654,693
Total Common Stocks (Identified Cost, $166,896,370)		$220,975,850
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $2,473,903)	2,474,003	$ 2,473,756
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.55% (j) (Identified Cost, $53,355)	53,355	$ 53,355
Securities Sold Short – (0.5)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(42,085)	$ (732,700)
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(2,286)	$ (384,916)
Total Securities Sold Short (Proceeds Received, $1,478,521)		$(1,117,616)
Other Assets, Less Liabilities – 0.0%		64,767
Net Assets – 100.0%		$222,450,112
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,473,756 and $221,029,205, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2022, the fund had cash collateral of $2,984 and other liquid securities with an aggregate value of $3,512,041 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
10

MFS Core Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value, including $66,260 of securities on loan (identified cost, $166,949,725)	$221,029,205
Investments in affiliated issuers, at value (identified cost, $2,473,903)	2,473,756
Deposits with brokers for
Securities sold short	2,984
Receivables for
Fund shares sold	119,849
Interest and dividends	200,307
Other assets	816
Total assets	$223,826,917
Liabilities
Payables for
Securities sold short, at value (proceeds received, $1,478,521)	$1,117,616
Fund shares reacquired	126,226
Collateral for securities loaned, at value (c)	53,355
Payable to affiliates
Investment adviser	6,578
Administrative services fee	257
Shareholder servicing costs	83
Distribution and/or service fees	899
Accrued expenses and other liabilities	71,791
Total liabilities	$1,376,805
Net assets	$222,450,112
Net assets consist of
Paid-in capital	$130,519,649
Total distributable earnings (loss)	91,930,463
Net assets	$222,450,112
Shares of beneficial interest outstanding	8,548,124
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$157,335,594	6,016,362	$26.15
Service Class	65,114,518	2,531,762	25.72
(c)	Non-cash collateral is not included.
See Notes to Financial Statements
11

MFS Core Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$1,613,263
Other	5,039
Dividends from affiliated issuers	3,650
Income on securities loaned	209
Foreign taxes withheld	(4,051)
Total investment income	$1,618,110
Expenses
Management fee	$934,196
Distribution and/or service fees	87,011
Shareholder servicing costs	9,156
Administrative services fee	23,621
Independent Trustees' compensation	2,854
Custodian fee	6,518
Shareholder communications	9,993
Audit and tax fees	30,687
Legal fees	690
Dividend and interest expense on securities sold short	30,830
Interest expense and fees	478
Miscellaneous	15,764
Total expenses	$1,151,798
Reduction of expenses by investment adviser	(25,502)
Net expenses	$1,126,296
Net investment income (loss)	$491,814
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$9,775,988
Affiliated issuers	(134)
Foreign currency	125
Net realized gain (loss)	$9,775,979
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(63,746,251)
Affiliated issuers	(147)
Securities sold short	108,256
Translation of assets and liabilities in foreign currencies	(20)
Net unrealized gain (loss)	$(63,638,162)
Net realized and unrealized gain (loss)	$(53,862,183)
Change in net assets from operations	$(53,370,369)
See Notes to Financial Statements
12

MFS Core Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$491,814	$619,698
Net realized gain (loss)	9,775,979	26,925,636
Net unrealized gain (loss)	(63,638,162)	30,895,347
Change in net assets from operations	$(53,370,369)	$58,440,681
Total distributions to shareholders	$—	$(20,746,234)
Change in net assets from fund share transactions	$(6,923,134)	$12,660,144
Total change in net assets	$(60,293,503)	$50,354,591
Net assets
At beginning of period	282,743,615	232,389,024
At end of period	$222,450,112	$282,743,615
See Notes to Financial Statements
13

MFS Core Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$32.33	$27.88	$24.81	$21.68	$25.21	$21.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.14	$0.18	$0.20	$0.17
Net realized and unrealized gain (loss)	(6.25)	6.85	4.38	6.59	(0.78)	5.04
Total from investment operations	$(6.18)	$6.94	$4.52	$6.77	$(0.58)	$5.21
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.18)	$(0.21)	$(0.18)	$(0.23)
From net realized gain	—	(2.35)	(1.27)	(3.43)	(2.77)	(1.44)
Total distributions declared to shareholders	$—	$(2.49)	$(1.45)	$(3.64)	$(2.95)	$(1.67)
Net asset value, end of period (x)	$26.15	$32.33	$27.88	$24.81	$21.68	$25.21
Total return (%) (k)(r)(s)(x)	(19.12)(n)	25.31	18.71	33.19	(3.83)	24.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86(a)	0.85	0.87	0.88	0.87	0.87
Expenses after expense reductions	0.84(a)	0.83	0.86	0.87	0.86	0.86
Net investment income (loss)	0.46(a)	0.29	0.56	0.75	0.79	0.72
Portfolio turnover	15(n)	35	46	37	40	39
Net assets at end of period (000 omitted)	$157,336	$206,060	$177,571	$167,488	$144,991	$171,038
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	0.81(a)	0.81	0.83	0.83	0.83	0.84

See Notes to Financial Statements
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Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$31.84	$27.50	$24.50	$21.44	$24.96	$21.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.02	$0.08	$0.12	$0.14	$0.11
Net realized and unrealized gain (loss)	(6.15)	6.76	4.31	6.51	(0.78)	4.99
Total from investment operations	$(6.12)	$6.78	$4.39	$6.63	$(0.64)	$5.10
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.12)	$(0.14)	$(0.11)	$(0.17)
From net realized gain	—	(2.35)	(1.27)	(3.43)	(2.77)	(1.44)
Total distributions declared to shareholders	$—	$(2.44)	$(1.39)	$(3.57)	$(2.88)	$(1.61)
Net asset value, end of period (x)	$25.72	$31.84	$27.50	$24.50	$21.44	$24.96
Total return (%) (k)(r)(s)(x)	(19.22)(n)	25.05	18.39	32.87	(4.07)	24.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.11(a)	1.10	1.12	1.13	1.12	1.12
Expenses after expense reductions	1.09(a)	1.08	1.11	1.12	1.11	1.11
Net investment income (loss)	0.22(a)	0.07	0.32	0.50	0.54	0.47
Portfolio turnover	15(n)	35	46	37	40	39
Net assets at end of period (000 omitted)	$65,115	$76,684	$54,818	$46,744	$41,195	$46,453
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	1.06(a)	1.06	1.08	1.08	1.08	1.09
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Household International, Inc., the total return for the year ended December 31, 2017 would have been lower by approximately 0.78%.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
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MFS Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally
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MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$220,975,850	$—	$—	$220,975,850
Mutual Funds	2,527,111	—	—	2,527,111
Total	$223,502,961	$—	$—	$223,502,961
Securities Sold Short	$(1,117,616)	$—	$—	$(1,117,616)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2022, this expense amounted to $30,830. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from
17

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $66,260. The fair value of the fund's investment securities on loan and a related liability of $53,355 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $17,666 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$2,074,180
Long-term capital gains	18,672,054
Total distributions	$20,746,234
The federal tax cost and the tax basis components of distributable earnings were as follows:
18

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/22
Cost of investments	$169,960,476
Gross appreciation	68,737,141
Gross depreciation	(15,194,656)
Net unrealized appreciation (depreciation)	$53,542,485
As of 12/31/21
Undistributed ordinary income	8,272,058
Undistributed long-term capital gain	19,314,781
Other temporary differences	172,461
Net unrealized appreciation (depreciation)	117,541,532
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$15,244,249
Service Class	—	5,501,985
Total	$—	$20,746,234
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $17,541, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.81% of average daily net assets for the Initial Class shares and 1.06% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $7,961, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
19

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $8,803, which equated to 0.0071% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $353.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0190% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $261,941. The sales transactions resulted in net realized gains (losses) of $119,906.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $3,877, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short sales and short-term obligations, aggregated $38,370,142 and $44,872,366, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	106,512	$3,129,211	625,283	$19,234,200
Service Class	272,223	7,654,514	752,461	22,860,413
	378,735	$10,783,725	1,377,744	$42,094,613
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	493,821	$15,244,249
Service Class	—	—	180,808	5,501,985
	—	$—	674,629	$20,746,234
20

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(462,899)	$(13,417,378)	(1,116,226)	$(34,482,616)
Service Class	(148,918)	(4,289,481)	(517,854)	(15,698,087)
	(611,817)	$(17,706,859)	(1,634,080)	$(50,180,703)
Net change
Initial Class	(356,387)	$(10,288,167)	2,878	$(4,167)
Service Class	123,305	3,365,033	415,415	12,664,311
	(233,082)	$(6,923,134)	418,293	$12,660,144
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $478 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,418,811	$18,185,641	$18,130,415	$(134)	$(147)	$2,473,756
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,650	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a
21

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
22

MFS Core Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
23

MFS Core Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
24

Semiannual Report
June 30, 2022
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-SEM

MFS® Global Research Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Research Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	4.7%
Alphabet, Inc., “A”	3.6%
Amazon.com, Inc.	2.1%
Visa, Inc., “A”	1.9%
Roche Holding AG	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Truist Financial Corp.	1.4%
Apple, Inc.	1.3%
ConocoPhillips	1.3%
London Stock Exchange Group	1.3%
Global equity sectors (k)
Technology	25.2%
Financial Services	16.9%
Capital Goods	16.1%
Health Care	12.6%
Consumer Cyclicals	10.7%
Energy	8.2%
Consumer Staples	6.4%
Telecommunications/Cable Television	2.9%
Issuer country weightings (x)
United States	62.2%
Switzerland	5.2%
China	4.3%
France	4.2%
United Kingdom	3.7%
Japan	3.1%
Germany	2.1%
Canada	2.0%
Hong Kong	2.0%
Other Countries	11.2%
Currency exposure weightings (y)
United States Dollar	64.6%
Euro	10.6%
Swiss Franc	5.2%
Hong Kong Dollar	5.2%
British Pound Sterling	3.9%
Japanese Yen	3.1%
Australian Dollar	1.6%
Taiwan Dollar	1.5%
Canadian Dollar	1.4%
Other Currencies	2.9%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Research Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.85%	$1,000.00	$802.52	$3.80
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$801.69	$4.91
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Global Research Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 4.2%
General Dynamics Corp.	1,982	$ 438,518
Honeywell International, Inc.	4,086	710,188
Howmet Aerospace, Inc.	13,863	435,991
L3Harris Technologies, Inc.	1,379	333,304
Northrop Grumman Corp.	1,154	552,270
Raytheon Technologies Corp.	7,337	705,159
		$3,175,430
Alcoholic Beverages – 2.0%
China Resources Beer Holdings Co. Ltd.	40,000	$ 298,211
Constellation Brands, Inc., “A”	1,815	423,004
Diageo PLC	12,565	540,003
Kweichow Moutai Co. Ltd., “A”	900	274,935
		$1,536,153
Apparel Manufacturers – 2.8%
Adidas AG	2,454	$ 433,995
Compagnie Financiere Richemont S.A.	5,090	541,977
LVMH Moet Hennessy Louis Vuitton SE	1,199	730,901
NIKE, Inc., “B”	4,324	441,913
		$2,148,786
Biotechnology – 0.2%
Illumina, Inc. (a)	954	$ 175,879
Brokerage & Asset Managers – 3.5%
Charles Schwab Corp.	13,484	$ 851,919
Euronext N.V.	9,776	798,067
London Stock Exchange Group	10,977	1,019,811
		$2,669,797
Business Services – 3.7%
Accenture PLC, “A”	3,471	$ 963,723
Cap Gemini S.A.	2,592	443,977
Fidelity National Information Services, Inc.	5,974	547,637
Fiserv, Inc. (a)	7,591	675,371
Global Payments, Inc.	2,042	225,927
		$2,856,635
Computer Software – 9.9%
Adobe Systems, Inc. (a)	2,576	$ 942,970
Atlassian Corp. PLC, “A” (a)	1,406	263,484
Cadence Design Systems, Inc. (a)	3,574	536,207
Microsoft Corp. (s)	14,005	3,596,904
Naver Corp.	3,045	562,847
NetEase.com, Inc., ADR	4,455	415,919
NICE Systems Ltd., ADR (a)	1,627	313,116
Salesforce, Inc. (a)	5,440	897,818
		$7,529,265
4

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.9%
Apple, Inc. (s)	7,511	$ 1,026,904
Constellation Software, Inc.	445	660,610
Hitachi Ltd.	10,400	493,479
		$2,180,993
Construction – 2.2%
Masco Corp.	7,587	$ 383,902
Otis Worldwide Corp.	4,384	309,817
Sherwin-Williams Co.	1,685	377,289
Techtronic Industries Co. Ltd.	23,000	239,913
Vulcan Materials Co.	2,772	393,901
		$1,704,822
Consumer Products – 1.1%
Colgate-Palmolive Co.	4,308	$ 345,243
Kao Corp.	4,900	197,618
Reckitt Benckiser Group PLC	4,061	305,011
		$847,872
Electrical Equipment – 2.2%
Johnson Controls International PLC	11,468	$ 549,088
Schneider Electric SE	5,550	656,640
TE Connectivity Ltd.	3,374	381,768
Vertiv Holdings Co.	10,661	87,634
		$1,675,130
Electronics – 3.3%
Applied Materials, Inc.	4,974	$ 452,535
ASML Holding N.V.	676	322,931
NXP Semiconductors N.V.	4,038	597,745
Taiwan Semiconductor Manufacturing Co. Ltd.	70,000	1,120,621
		$2,493,832
Energy - Independent – 2.9%
ConocoPhillips	11,386	$ 1,022,577
Valero Energy Corp.	5,429	576,994
Woodside Energy Group Ltd.	26,909	591,394
		$2,190,965
Energy - Integrated – 1.2%
Galp Energia SGPS S.A., “B”	75,437	$ 884,221
Energy - Renewables – 0.4%
Orsted A/S	3,104	$ 324,458
Food & Beverages – 2.5%
Mondelez International, Inc.	8,259	$ 512,802
Nestle S.A.	6,752	788,187
PepsiCo, Inc.	3,650	608,309
		$1,909,298
5

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.6%
Flutter Entertainment PLC (a)	2,139	$ 214,658
Whitbread PLC	8,538	257,546
		$472,204
General Merchandise – 0.8%
Dollar General Corp.	2,374	$ 582,675
Health Maintenance Organizations – 1.3%
Cigna Corp.	3,766	$ 992,416
Insurance – 3.4%
AIA Group Ltd.	84,600	$ 916,964
Aon PLC	3,102	836,547
Chubb Ltd.	4,308	846,867
		$2,600,378
Internet – 4.8%
Alphabet, Inc., “A” (a)(s)	1,250	$ 2,724,075
Tencent Holdings Ltd.	20,400	921,364
		$3,645,439
Leisure & Toys – 0.6%
Electronic Arts, Inc.	3,698	$ 449,862
Machinery & Tools – 3.1%
GEA Group AG	7,994	$ 275,530
Ingersoll Rand, Inc.	13,920	585,754
Kubota Corp.	20,100	300,285
Roper Technologies, Inc.	1,405	554,483
Schindler Holding AG	1,358	247,659
SMC Corp.	900	401,113
		$2,364,824
Major Banks – 2.1%
BNP Paribas S.A.	12,959	$ 616,074
Goldman Sachs Group, Inc.	2,372	704,531
Mitsubishi UFJ Financial Group, Inc.	49,600	266,644
		$1,587,249
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	3,607	$ 781,637
Medical Equipment – 4.5%
Becton, Dickinson and Co.	2,417	$ 595,863
Boston Scientific Corp. (a)(s)	17,991	670,525
Danaher Corp.	1,943	492,589
Medtronic PLC	7,037	631,571
QIAGEN N.V. (a)	8,090	381,848
Thermo Fisher Scientific, Inc.	1,148	623,685
		$3,396,081
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	90,900	$ 423,408
6

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.5%
TC Energy Corp.	7,918	$ 410,171
Network & Telecom – 0.7%
Equinix, Inc., REIT	757	$ 497,364
Other Banks & Diversified Financials – 6.8%
Credicorp Ltd.	2,660	$ 318,961
HDFC Bank Ltd.	28,391	484,613
Julius Baer Group Ltd.	16,658	768,468
Macquarie Group Ltd.	5,371	609,893
Moody's Corp.	1,950	530,341
Truist Financial Corp.	22,079	1,047,207
Visa, Inc., “A”	7,420	1,460,924
		$5,220,407
Pharmaceuticals – 5.6%
Johnson & Johnson	4,646	$ 824,711
Merck & Co., Inc.	8,059	734,739
Roche Holding AG	3,944	1,316,044
Santen Pharmaceutical Co. Ltd.	35,600	279,174
Vertex Pharmaceuticals, Inc. (a)	1,982	558,508
Zoetis, Inc.	3,204	550,736
		$4,263,912
Printing & Publishing – 0.4%
Wolters Kluwer N.V.	3,516	$ 341,046
Railroad & Shipping – 0.6%
Canadian Pacific Railway Ltd.	6,969	$ 486,715
Real Estate – 1.1%
LEG Immobilien SE	5,809	$ 481,646
STORE Capital Corp., REIT	14,155	369,163
		$850,809
Restaurants – 1.5%
Starbucks Corp.	6,201	$ 473,694
Yum China Holdings, Inc.	13,198	640,103
		$1,113,797
Specialty Chemicals – 3.7%
Air Products & Chemicals, Inc.	1,547	$ 372,023
Akzo Nobel N.V.	3,621	237,620
Axalta Coating Systems Ltd. (a)	14,462	319,755
Croda International PLC	4,835	380,919
DuPont de Nemours, Inc.	8,290	460,758
Linde PLC	2,654	761,926
Sika AG	1,358	312,952
		$2,845,953
Specialty Stores – 4.0%
Alibaba Group Holding Ltd. (a)	23,800	$ 339,402
Amazon.com, Inc. (a)(s)	15,387	1,634,253
Home Depot, Inc.	2,547	698,566
7

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Target Corp.	2,605	$ 367,904
		$3,040,125
Telecommunications - Wireless – 2.5%
Advanced Info Service Public Co. Ltd.	53,300	$ 293,222
Cellnex Telecom S.A.	8,410	326,355
KDDI Corp.	13,100	414,106
Liberty Broadband Corp. (a)	4,296	496,789
T-Mobile US, Inc. (a)	2,832	381,017
		$1,911,489
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	16,587	$ 288,026
Tobacco – 0.8%
British American Tobacco PLC	6,684	$ 286,362
Philip Morris International, Inc.	2,989	295,134
		$581,496
Utilities - Electric Power – 2.6%
CLP Holdings Ltd.	47,000	$ 389,930
Iberdrola S.A.	48,911	507,232
NextEra Energy, Inc.	6,716	520,221
Southern Co.	8,325	593,656
		$2,011,039
Total Common Stocks (Identified Cost, $58,610,490)		$75,462,058
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $784,593)	784,604	$ 784,525
Other Assets, Less Liabilities – 0.0%		17,712
Net Assets – 100.0%		$76,264,295
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $784,525 and $75,462,058, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2022, the fund had cash collateral of $2,589 and other liquid securities with an aggregate value of $525,317 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
8

MFS Global Research Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $58,610,490)	$75,462,058
Investments in affiliated issuers, at value (identified cost, $784,593)	784,525
Foreign currency, at value (identified cost, $15,861)	15,878
Deposits with brokers	2,589
Receivables for
Interest and dividends	187,588
Receivable from investment adviser	3,500
Other assets	372
Total assets	$76,456,510
Liabilities
Payables for
Investments purchased	$43
Fund shares reacquired	103,086
Payable to affiliates
Administrative services fee	121
Shareholder servicing costs	14
Distribution and/or service fees	87
Payable for independent Trustees' compensation	111
Deferred country tax expense payable	12,577
Accrued expenses and other liabilities	76,176
Total liabilities	$192,215
Net assets	$76,264,295
Net assets consist of
Paid-in capital	$48,893,930
Total distributable earnings (loss)	27,370,365
Net assets	$76,264,295
Shares of beneficial interest outstanding	2,499,986
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$70,110,380	2,296,997	$30.52
Service Class	6,153,915	202,989	30.32
See Notes to Financial Statements
9

MFS Global Research Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$892,223
Dividends from affiliated issuers	866
Income on securities loaned	650
Other	3
Foreign taxes withheld	(49,177)
Total investment income	$844,565
Expenses
Management fee	$326,175
Distribution and/or service fees	8,784
Shareholder servicing costs	1,363
Administrative services fee	11,461
Independent Trustees' compensation	1,787
Custodian fee	17,235
Shareholder communications	3,003
Audit and tax fees	32,243
Legal fees	288
Miscellaneous	14,942
Total expenses	$417,281
Reduction of expenses by investment adviser	(38,699)
Net expenses	$378,582
Net investment income (loss)	$465,983
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $23,190 country tax)	$2,599,316
Affiliated issuers	(38)
Foreign currency	4,634
Net realized gain (loss)	$2,603,912
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $36,215 decrease in deferred country tax)	$(22,491,502)
Affiliated issuers	(68)
Translation of assets and liabilities in foreign currencies	(6,454)
Net unrealized gain (loss)	$(22,498,024)
Net realized and unrealized gain (loss)	$(19,894,112)
Change in net assets from operations	$(19,428,129)
See Notes to Financial Statements
10

MFS Global Research Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$465,983	$463,141
Net realized gain (loss)	2,603,912	7,022,651
Net unrealized gain (loss)	(22,498,024)	9,327,166
Change in net assets from operations	$(19,428,129)	$16,812,958
Total distributions to shareholders	$—	$(7,696,062)
Change in net assets from fund share transactions	$(4,978,035)	$(4,826,833)
Total change in net assets	$(24,406,164)	$4,290,063
Net assets
At beginning of period	100,670,459	96,380,396
At end of period	$76,264,295	$100,670,459
See Notes to Financial Statements
11

MFS Global Research Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$38.03	$34.70	$32.19	$27.00	$31.74	$25.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.18	$0.22	$0.40	$0.32	$0.28
Net realized and unrealized gain (loss)	(7.69)	6.17	4.87	7.88	(2.82)	6.24
Total from investment operations	$(7.51)	$6.35	$5.09	$8.28	$(2.50)	$6.52
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.42)	$(0.34)	$(0.33)	$(0.47)
From net realized gain	—	(2.80)	(2.16)	(2.75)	(1.91)	—
Total distributions declared to shareholders	$—	$(3.02)	$(2.58)	$(3.09)	$(2.24)	$(0.47)
Net asset value, end of period (x)	$30.52	$38.03	$34.70	$32.19	$27.00	$31.74
Total return (%) (k)(r)(s)(x)	(19.75)(n)	18.51	16.49	31.96	(8.83)	25.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94(a)	0.91	0.95	0.94	0.93	0.92
Expenses after expense reductions	0.85(a)	0.85	0.85	0.85	0.88	0.92
Net investment income (loss)	1.09(a)(l)	0.49	0.69	1.29	1.01	0.97
Portfolio turnover	11(n)	15	32	27	22	33
Net assets at end of period (000 omitted)	$70,110	$92,642	$88,676	$87,138	$77,345	$98,434

See Notes to Financial Statements
12

MFS Global Research Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$37.82	$34.54	$32.06	$26.89	$31.61	$25.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.09	$0.13	$0.32	$0.24	$0.21
Net realized and unrealized gain (loss)	(7.64)	6.13	4.87	7.85	(2.82)	6.20
Total from investment operations	$(7.50)	$6.22	$5.00	$8.17	$(2.58)	$6.41
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.36)	$(0.25)	$(0.23)	$(0.39)
From net realized gain	—	(2.80)	(2.16)	(2.75)	(1.91)	—
Total distributions declared to shareholders	$—	$(2.94)	$(2.52)	$(3.00)	$(2.14)	$(0.39)
Net asset value, end of period (x)	$30.32	$37.82	$34.54	$32.06	$26.89	$31.61
Total return (%) (k)(r)(s)(x)	(19.83)(n)	18.20	16.24	31.62	(9.06)	25.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19(a)	1.16	1.21	1.19	1.18	1.17
Expenses after expense reductions	1.10(a)	1.10	1.10	1.10	1.13	1.17
Net investment income (loss)	0.85(a)(l)	0.24	0.40	1.06	0.76	0.73
Portfolio turnover	11(n)	15	32	27	22	33
Net assets at end of period (000 omitted)	$6,154	$8,028	$7,705	$6,034	$5,519	$7,312
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Global Research Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading
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MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$46,585,526	$—	$—	$46,585,526
Switzerland	3,975,287	—	—	3,975,287
China	3,313,342	—	—	3,313,342
France	3,245,659	—	—	3,245,659
United Kingdom	2,789,652	—	—	2,789,652
Japan	2,352,419	—	—	2,352,419
Germany	1,573,019	—	—	1,573,019
Canada	1,557,496	—	—	1,557,496
Hong Kong	1,546,807	—	—	1,546,807
Other Countries	8,229,629	293,222	—	8,522,851
Mutual Funds	784,525	—	—	784,525
Total	$75,953,361	$293,222	$—	$76,246,583
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from
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MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$1,290,016
Long-term capital gains	6,406,046
Total distributions	$7,696,062
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/22
Cost of investments	$59,453,465
Gross appreciation	20,120,247
Gross depreciation	(3,327,129)
Net unrealized appreciation (depreciation)	$16,793,118
As of 12/31/21
Undistributed ordinary income	1,609,256
Undistributed long-term capital gain	5,905,169
Other temporary differences	2,805
Net unrealized appreciation (depreciation)	39,281,264
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$7,108,197
Service Class	—	587,865
Total	$—	$7,696,062
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $6,128, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $32,571, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
17

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $1,305, which equated to 0.0030% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $58.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0264% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $110,602.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $9,362,298 and $14,304,325, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	9,849	$341,561	32,311	$1,189,874
Service Class	13,832	476,395	3,188	114,787
	23,681	$817,956	35,499	$1,304,661
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	191,286	$7,108,197
Service Class	—	—	15,897	587,865
	—	$—	207,183	$7,696,062
Shares reacquired
Initial Class	(148,777)	$(5,014,811)	(343,195)	$(12,731,621)
Service Class	(23,105)	(781,180)	(29,917)	(1,095,935)
	(171,882)	$(5,795,991)	(373,112)	$(13,827,556)
Net change
Initial Class	(138,928)	$(4,673,250)	(119,598)	$(4,433,550)
Service Class	(9,273)	(304,785)	(10,832)	(393,283)
	(148,201)	$(4,978,035)	(130,430)	$(4,826,833)
18

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $176 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$496,235	$8,104,705	$7,816,309	$(38)	$(68)	$784,525
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$866	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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MFS Global Research Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Global Research Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
21

Semiannual Report
June 30, 2022
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-SEM

MFS® International Intrinsic Value Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Intrinsic Value Portfolio
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS International Intrinsic Value Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Nestle S.A.	5.6%
Cadence Design Systems, Inc.	5.3%
Schneider Electric SE	3.3%
Pernod Ricard S.A.	2.9%
Givaudan S.A.	2.7%
L'Oréal	2.7%
Diageo PLC	2.6%
Franco-Nevada Corp.	2.6%
Reckitt Benckiser Group PLC	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
GICS equity sectors (g)
Consumer Staples	25.8%
Information Technology	25.4%
Industrials	19.8%
Materials	11.9%
Financials	5.0%
Consumer Discretionary	4.2%
Health Care	3.6%
Real Estate	1.5%
Equity Warrants (o)	0.0%
Issuer country weightings (x)
Japan	16.6%
Switzerland	16.4%
France	15.8%
United States	14.7%
United Kingdom	11.4%
Germany	9.2%
Canada	3.9%
Taiwan	2.3%
Denmark	2.3%
Other Countries	7.4%
Currency exposure weightings (y)
Euro	29.3%
Japanese Yen	16.6%
Swiss Franc	16.4%
United States Dollar	14.7%
British Pound Sterling	11.4%
Canadian Dollar	3.9%
Taiwan Dollar	2.3%
Danish Krone	2.3%
South Korean Won	1.8%
Other Currencies	1.3%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS International Intrinsic Value Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.90%	$1,000.00	$731.79	$3.86
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$731.06	$4.94
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS International Intrinsic Value Portfolio
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.5%
Airlines – 0.7%
Ryanair Holdings PLC, ADR (a)	123,697	$ 8,318,623
Alcoholic Beverages – 5.6%
Diageo PLC	759,499	$ 32,640,826
Pernod Ricard S.A.	198,583	36,480,816
		$69,121,642
Apparel Manufacturers – 2.5%
Adidas AG	40,036	$ 7,080,448
Compagnie Financiere Richemont S.A.	123,313	13,130,222
LVMH Moet Hennessy Louis Vuitton SE	18,417	11,226,866
		$31,437,536
Automotive – 0.9%
Knorr-Bremse AG	93,515	$ 5,333,108
Michelin (CGDE)	217,228	5,913,055
		$11,246,163
Brokerage & Asset Managers – 2.1%
Deutsche Boerse AG	88,318	$ 14,771,434
Euronext N.V.	131,138	10,705,491
		$25,476,925
Business Services – 6.1%
Cap Gemini S.A.	36,223	$ 6,204,544
Experian PLC	534,924	15,666,985
Intertek Group PLC	210,694	10,787,459
Nomura Research Institute Ltd.	391,600	10,419,192
Secom Co. Ltd.	183,100	11,312,849
SGS S.A.	8,003	18,317,242
Sohgo Security Services Co. Ltd.	85,400	2,372,922
		$75,081,193
Chemicals – 2.7%
Givaudan S.A.	9,583	$ 33,698,351
Computer Software – 10.2%
ANSYS, Inc. (a)	90,501	$ 21,655,984
Cadence Design Systems, Inc. (a)	437,104	65,578,713
Dassault Systemes SE	318,046	11,703,700
NICE Systems Ltd., ADR (a)	18,617	3,582,842
OBIC Co. Ltd.	78,500	11,102,705
SAP SE	142,918	13,019,586
		$126,643,530
Computer Software - Systems – 2.9%
Amadeus IT Group S.A. (a)	229,018	$ 12,758,369
Samsung Electronics Co. Ltd.	521,003	22,872,128
		$35,630,497
4

MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.2%
CRH PLC	169,202	$ 5,851,403
Geberit AG	17,948	8,625,719
		$14,477,122
Consumer Products – 9.3%
Beiersdorf AG	74,791	$ 7,640,212
Kao Corp.	303,300	12,232,146
Kobayashi Pharmaceutical Co. Ltd.	182,200	11,226,356
KOSE Corp. (l)	30,900	2,810,333
Lion Corp.	339,500	3,743,308
L'Oréal	95,532	32,967,132
Reckitt Benckiser Group PLC	385,984	28,990,265
ROHTO Pharmaceutical Co. Ltd.	425,400	12,290,448
Svenska Cellulosa Aktiebolaget	259,813	3,880,782
		$115,780,982
Electrical Equipment – 7.4%
Halma PLC	439,191	$ 10,740,663
Legrand S.A.	361,982	26,728,228
OMRON Corp.	145,400	7,384,665
Schneider Electric SE	349,201	41,315,212
Yokogawa Electric Corp.	340,200	5,619,017
		$91,787,785
Electronics – 7.6%
Analog Devices, Inc.	191,233	$ 27,937,229
ASML Holding N.V.	11,106	5,305,425
DISCO Corp.	29,000	6,882,370
Hirose Electric Co. Ltd.	140,700	18,676,349
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	353,818	28,924,621
Texas Instruments, Inc.	40,261	6,186,103
		$93,912,097
Engineering - Construction – 1.1%
IMI PLC	942,058	$ 13,451,582
Food & Beverages – 9.4%
Chocoladefabriken Lindt & Sprungli AG	404	$ 4,109,192
Ezaki Glico Co. Ltd.	174,400	5,045,106
ITO EN Ltd.	241,000	10,799,528
Kerry Group PLC	82,982	7,943,017
Nestle S.A.	592,200	69,129,805
Nissan Foods Holdings Co. Ltd.	47,500	3,280,329
Toyo Suisan Kaisha Ltd.	397,800	15,509,743
		$115,816,720
Insurance – 0.4%
Hiscox Ltd.	456,103	$ 5,232,340
Machinery & Tools – 5.6%
Epiroc AB	553,480	$ 8,545,875
GEA Group AG	279,962	9,649,472
Nordson Corp.	47,774	9,671,369
Schindler Holding AG	65,357	11,919,189
SMC Corp.	30,900	13,771,543
5

MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Spirax-Sarco Engineering PLC	135,649	$ 16,311,103
		$69,868,551
Major Banks – 0.9%
UBS Group AG	717,456	$ 11,566,174
Medical Equipment – 4.3%
Agilent Technologies, Inc.	73,895	$ 8,776,509
Bruker BioSciences Corp.	116,316	7,299,992
EssilorLuxottica	81,015	12,132,163
Nihon Kohden Corp.	162,900	3,330,517
Shimadzu Corp.	575,700	18,202,779
Terumo Corp.	99,500	2,997,907
		$52,739,867
Other Banks & Diversified Financials – 1.6%
Chiba Bank Ltd.	587,300	$ 3,207,468
Hachijuni Bank Ltd.	576,100	2,123,010
Julius Baer Group Ltd.	85,338	3,936,820
Jyske Bank A.S. (a)	74,065	3,615,828
Mebuki Financial Group, Inc.	970,400	1,909,617
North Pacific Bank Ltd.	863,700	1,419,554
Sydbank A.S.	98,214	3,005,556
		$19,217,853
Pharmaceuticals – 1.8%
Roche Holding AG	54,616	$ 18,224,404
Santen Pharmaceutical Co. Ltd.	589,100	4,619,711
		$22,844,115
Precious Metals & Minerals – 3.8%
Agnico Eagle Mines Ltd.	187,602	$ 8,587,251
Franco-Nevada Corp.	246,706	32,452,035
Wheaton Precious Metals Corp.	184,362	6,642,876
		$47,682,162
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	133,136	$ 12,913,959
Real Estate – 1.5%
LEG Immobilien SE	72,854	$ 6,040,602
TAG Immobilien AG	278,799	3,181,703
Vonovia SE, REIT	287,617	8,861,402
		$18,083,707
Specialty Chemicals – 4.6%
Croda International PLC	70,870	$ 5,583,399
Kansai Paint Co. Ltd.	276,500	3,525,538
Novozymes A.S.	366,292	21,985,106
Sika AG	46,655	10,751,689
Symrise AG	136,623	14,868,628
		$56,714,360
6

MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.3%
Ocado Group PLC (a)	179,530	$ 1,707,249
Zalando SE (a)	84,484	2,209,834
		$3,917,083
Total Common Stocks (Identified Cost, $967,305,781)		$1,182,660,919
Preferred Stocks – 1.7%
Consumer Products – 1.7%
Henkel AG & Co. KGaA (Identified Cost, $40,396,781)	352,572	$ 21,717,907
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	224,332	$ 122,194

Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $39,250,466)	39,251,157	$ 39,247,232
Other Assets, Less Liabilities – (0.4)%		(5,489,071)
Net Assets – 100.0%		$1,238,259,181
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,247,232 and $1,204,501,020, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
7

MFS International Intrinsic Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value, including $559,317 of securities on loan (identified cost, $1,007,702,562)	$1,204,501,020
Investments in affiliated issuers, at value (identified cost, $39,250,466)	39,247,232
Foreign currency, at value (identified cost, $288,875)	290,111
Receivables for
Investments sold	560,318
Fund shares sold	409,093
Interest and dividends	4,696,035
Other assets	3,183
Total assets	$1,249,706,992
Liabilities
Payables for
Investments purchased	$9,276,707
Fund shares reacquired	1,857,533
Payable to affiliates
Investment adviser	53,362
Administrative services fee	1,200
Shareholder servicing costs	196
Distribution and/or service fees	13,608
Payable for independent Trustees' compensation	561
Accrued expenses and other liabilities	244,644
Total liabilities	$11,447,811
Net assets	$1,238,259,181
Net assets consist of
Paid-in capital	$958,768,394
Total distributable earnings (loss)	279,490,787
Net assets	$1,238,259,181
Shares of beneficial interest outstanding	45,659,206
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$254,194,820	9,233,114	$27.53
Service Class	984,064,361	36,426,092	27.02
See Notes to Financial Statements
8

MFS International Intrinsic Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$17,482,380
Dividends from affiliated issuers	24,670
Other	11,517
Income on securities loaned	2,761
Foreign taxes withheld	(1,978,698)
Total investment income	$15,542,630
Expenses
Management fee	$6,070,046
Distribution and/or service fees	1,384,477
Shareholder servicing costs	21,518
Administrative services fee	109,472
Independent Trustees' compensation	10,759
Custodian fee	90,933
Shareholder communications	18,394
Audit and tax fees	32,227
Legal fees	3,991
Miscellaneous	31,828
Total expenses	$7,773,645
Reduction of expenses by investment adviser	(108,397)
Net expenses	$7,665,248
Net investment income (loss)	$7,877,382
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$17,496,734
Affiliated issuers	2,151
Foreign currency	(253,516)
Net realized gain (loss)	$17,245,369
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(473,936,515)
Affiliated issuers	(5,464)
Translation of assets and liabilities in foreign currencies	(205,698)
Net unrealized gain (loss)	$(474,147,677)
Net realized and unrealized gain (loss)	$(456,902,308)
Change in net assets from operations	$(449,024,926)
See Notes to Financial Statements
9

MFS International Intrinsic Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$7,877,382	$3,921,419
Net realized gain (loss)	17,245,369	61,299,221
Net unrealized gain (loss)	(474,147,677)	93,687,255
Change in net assets from operations	$(449,024,926)	$158,907,895
Total distributions to shareholders	$—	$(45,822,539)
Change in net assets from fund share transactions	$24,235,397	$44,576,605
Total change in net assets	$(424,789,529)	$157,661,961
Net assets
At beginning of period	1,663,048,710	1,505,386,749
At end of period	$1,238,259,181	$1,663,048,710
See Notes to Financial Statements
10

MFS International Intrinsic Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$37.62	$35.05	$29.94	$25.02	$28.25	$22.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.16	$0.18	$0.28	$0.30	$0.29
Net realized and unrealized gain (loss)	(10.30)	3.51	5.87	6.06	(2.91)	5.80
Total from investment operations	$(10.09)	$3.67	$6.05	$6.34	$(2.61)	$6.09
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.31)	$(0.54)	$(0.31)	$(0.39)
From net realized gain	—	(0.98)	(0.63)	(0.88)	(0.31)	(0.02)
Total distributions declared to shareholders	$—	$(1.10)	$(0.94)	$(1.42)	$(0.62)	$(0.41)
Net asset value, end of period (x)	$27.53	$37.62	$35.05	$29.94	$25.02	$28.25
Total return (%) (k)(r)(s)(x)	(26.82)(n)	10.55	20.52	25.94	(9.49)	27.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92(a)	0.90	0.92	0.92	0.91	0.91
Expenses after expense reductions	0.90(a)	0.89	0.90	0.90	0.90	0.90
Net investment income (loss)	1.31(a)(l)	0.45	0.59	0.99	1.08	1.13
Portfolio turnover	7(n)	13	10	13	16	10
Net assets at end of period (000 omitted)	$254,195	$344,052	$328,247	$308,053	$282,244	$317,415

See Notes to Financial Statements
11

MFS International Intrinsic Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$36.96	$34.47	$29.47	$24.60	$27.80	$22.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.07	$0.10	$0.20	$0.27	$0.23
Net realized and unrealized gain (loss)	(10.11)	3.45	5.77	5.97	(2.91)	5.70
Total from investment operations	$(9.94)	$3.52	$5.87	$6.17	$(2.64)	$5.93
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.24)	$(0.42)	$(0.25)	$(0.34)
From net realized gain	—	(0.98)	(0.63)	(0.88)	(0.31)	(0.02)
Total distributions declared to shareholders	$—	$(1.03)	$(0.87)	$(1.30)	$(0.56)	$(0.36)
Net asset value, end of period (x)	$27.02	$36.96	$34.47	$29.47	$24.60	$27.80
Total return (%) (k)(r)(s)(x)	(26.89)(n)	10.28	20.21	25.65	(9.72)	26.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17(a)	1.15	1.17	1.17	1.15	1.16
Expenses after expense reductions	1.15(a)	1.14	1.15	1.15	1.14	1.15
Net investment income (loss)	1.08(a)(l)	0.19	0.34	0.72	0.97	0.89
Portfolio turnover	7(n)	13	10	13	16	10
Net assets at end of period (000 omitted)	$984,064	$1,318,997	$1,177,140	$1,048,117	$858,278	$1,728,247
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Intrinsic Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading
13

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,204,501,020	$—	$—	$1,204,501,020
Mutual Funds	39,247,232	—	—	39,247,232
Total	$1,243,748,252	$—	$—	$1,243,748,252
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $559,317. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $584,447 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
14

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$3,637,214
Long-term capital gains	42,185,325
Total distributions	$45,822,539
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$1,055,472,526
Gross appreciation	287,814,647
Gross depreciation	(99,538,921)
Net unrealized appreciation (depreciation)	$188,275,726
As of 12/31/21
Undistributed ordinary income	12,440,765
Undistributed long-term capital gain	53,930,299
Other temporary differences	(73,056)
Net unrealized appreciation (depreciation)	662,217,705
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
15

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$10,070,073
Service Class	—	35,752,466
Total	$—	$45,822,539
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $98,287, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.86% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $10,110, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $20,722, which equated to 0.0030% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $796.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0157% of the fund's average daily net assets.
16

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $216,728. The sales transactions resulted in net realized gains (losses) of $7,920.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $127,838,273 and $99,011,670, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,035,365	$32,897,094	1,560,198	$55,767,129
Service Class	14,720,697	442,800,835	5,119,497	180,287,362
	15,756,062	$475,697,929	6,679,695	$236,054,491
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	268,496	$9,856,486
Service Class	—	—	990,373	35,752,466
	—	$—	1,258,869	$45,608,952
Shares reacquired
Initial Class	(948,044)	$(30,318,142)	(2,047,578)	$(73,961,957)
Service Class	(13,984,171)	(421,144,390)	(4,570,255)	(163,124,881)
	(14,932,215)	$(451,462,532)	(6,617,833)	$(237,086,838)
Net change
Initial Class	87,321	$2,578,952	(218,884)	$(8,338,342)
Service Class	736,526	21,656,445	1,539,615	52,914,947
	823,847	$24,235,397	1,320,731	$44,576,605
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.
Effective at the close of business on October 16, 2017, the fund was closed to new investors subject to certain exceptions.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the
17

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $2,848 and $10,990, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$27,183,142	$152,852,189	$140,784,786	$2,151	$(5,464)	$39,247,232
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$24,670	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
18

MFS International Intrinsic Value Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS International Intrinsic Value Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.

Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II_ _

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
Date: August 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)
Date: August 15, 2022
By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: August 15, 2022

* Print name and title of each signing officer under his or her signature.